PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - 25.0%

COMMUNICATION SERVICES - 1.6%
Alphabet, Inc., Class A(a)	72,049	$10,064,525
Bandwidth, Inc., Class A(a)	1,361	19,694
Madison Square Garden Sports Corp., Class A(a)	2,222	404,026
Meta Platforms, Inc., Class A(a)	5,397	1,910,322
Netflix, Inc.(a)	1,757	855,448
Playstudios, Inc.(a)	12,800	34,688
Scholastic Corp.	11,614	437,848
Walt Disney Co. (The)	25,855	2,334,448
Yelp, Inc.(a)	17,381	822,817
ZipRecruiter, Inc., Class A(a)	9,307	129,367
Total Communication Services		17,013,183

CONSUMER DISCRETIONARY - 2.7%
Aaron's Co., Inc.	3,300	35,904
Advance Auto Parts, Inc.	8,943	545,791
Amazon.com, Inc.(a)	66,446	10,095,805
American Axle & Manufacturing Holdings, Inc.(a)	56,841	500,769
Bath & Body Works, Inc.	4,710	203,284
Cavco Industries, Inc.(a)	2,074	718,890
Chegg, Inc.(a)	28,290	321,374
Dana, Inc.	32,933	481,151
Domino's Pizza, Inc.	155	63,896
Expedia Group, Inc.(a)	6,933	1,052,360
Foot Locker, Inc.	12,491	389,095
General Motors Co.	25,523	916,786
G-III Apparel Group Ltd.(a)	14,417	489,890
GoPro, Inc., Class A(a)	22,666	78,651
Green Brick Partners, Inc.(a)	2,831	147,042
Home Depot, Inc. (The)	5,351	1,854,389
Leslie's, Inc.(a)	10,005	69,135
Marriott International, Inc., Class A	6,219	1,402,447
Meritage Homes Corp.	2,122	369,652
Movado Group, Inc.	6,203	187,020
O'Reilly Automotive, Inc.(a)	6,319	6,003,556
Phinia, Inc.	3,510	106,318
Planet Fitness, Inc., Class A(a)	2,250	164,250
PlayAGS, Inc.(a)	9,931	83,718
Sleep Number Corp.(a)	17,419	258,324
Sonic Automotive, Inc., Class A	9,448	531,072
Sonos, Inc.(a)	42,729	732,375
Standard Motor Products, Inc.	1,145	45,582
Stride, Inc.(a)	1,114	66,138
Tractor Supply Co.	710	152,671
Tri Pointe Homes, Inc.(a)	23,821	843,263
Ulta Beauty, Inc.(a)	350	171,497
Universal Electronics, Inc.(a)	1,884	17,691
Vista Outdoor, Inc.(a)	13,373	395,440
Wolverine World Wide, Inc.	13,287	118,121
Worthington Enterprises, Inc.	6,281	361,472
Total Consumer Discretionary		29,974,819

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

CONSUMER STAPLES - 1.0%
Andersons, Inc. (The)	10,922	$628,452
Brown-Forman Corp., Class B	3,410	194,711
Calavo Growers, Inc.	9,309	273,778
Clorox Co. (The)	1,570	223,866
Costco Wholesale Corp.	3,374	2,227,110
Darling Ingredients, Inc.(a)	32,990	1,644,222
Estee Lauder Cos., Inc. (The), Class A	20,673	3,023,426
Freshpet, Inc.(a)	2,510	217,768
Hormel Foods Corp.	4,930	158,302
JM Smucker Co. (The)	1,100	139,018
Lamb Weston Holdings, Inc.	1,070	115,656
McCormick & Co., Inc., NVDR	3,010	205,944
Medifast, Inc.	4,885	328,370
SpartanNash Co.	13,392	307,346
USANA Health Sciences, Inc.(a)	4,359	233,642
Vector Group Ltd.	39,921	450,309
Total Consumer Staples		10,371,920

ENERGY - 1.0%
Antero Resources Corp.(a)	30,000	680,400
Bristow Group, Inc.(a)	3,111	87,948
California Resources Corp.	13,231	723,471
CONSOL Energy, Inc.	1,775	178,441
CVR Energy, Inc.	12,279	372,054
Halliburton Co.	35,770	1,293,086
Helix Energy Solutions Group, Inc.(a)	12,037	123,740
Hess Corp.	21,815	3,144,850
Kosmos Energy Ltd.(a)	471,855	3,166,147
Oil States International, Inc.(a)	11,903	80,821
Par Pacific Holdings, Inc.(a)	15,880	577,556
Patterson-UTI Energy, Inc.	16,551	178,751
REX American Resources Corp.(a)	5,350	253,055
World Kinect Corp.	14,635	333,385
Total Energy		11,193,705

FINANCIALS - 3.7%
Ameriprise Financial, Inc.	4,496	1,707,716
AMERISAFE, Inc.	1,744	81,584
Aon PLC, Class A	11,425	3,324,904
Arthur J Gallagher & Co.	620	139,426
Bank of America Corp.	45,415	1,529,123
BankUnited, Inc.	21,446	695,494
Berkshire Hathaway, Inc., Class B(a)	12,120	4,322,719
Berkshire Hills Bancorp, Inc.	17,013	422,433
Bread Financial Holdings, Inc.	11,376	374,725
Brightsphere Investment Group, Inc.	5,045	96,662
Chubb Ltd.	6,595	1,490,470
Cullen/Frost Bankers, Inc.	1,700	184,433
Customers Bancorp, Inc.(a)	9,761	562,429
Donnelley Financial Solutions, Inc.(a)	9,746	607,858
Employers Holdings, Inc.	10,350	407,790
Enova International, Inc.(a)	4,107	227,364
Everest Group Ltd.	840	297,007

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

FINANCIALS - (continued)
EZCORP, Inc., Class A(a)	56,650	$495,121
FactSet Research Systems, Inc.	415	197,976
FB Financial Corp.	3,194	127,281
First BanCorp.	27,322	449,447
Green Dot Corp., Class A(a)	13,026	128,957
Hanmi Financial Corp.	3,908	75,815
Hilltop Holdings, Inc.	14,767	519,946
HomeStreet, Inc.	6,720	69,216
Horace Mann Educators Corp.	12,348	403,780
Intercontinental Exchange, Inc.	59,990	7,704,515
Jackson Financial, Inc., Class A	1,211	62,003
JPMorgan Chase & Co.	33,185	5,644,769
Kinsale Capital Group, Inc.	150	50,237
LendingTree, Inc.(a)	6,756	204,842
Lincoln National Corp.	23,836	642,857
Mercury General Corp.	9,998	373,025
Moelis & Co., Class A	2,320	130,222
Mr. Cooper Group, Inc.(a)	10,876	708,245
Northern Trust Corp.	1,650	139,227
Northfield Bancorp, Inc.	9,319	117,233
OFG Bancorp	2,926	109,666
Palomar Holdings, Inc.(a)	2,458	136,419
Pathward Financial, Inc.	1,192	63,093
Payoneer Global, Inc.(a)	77,449	403,509
Perella Weinberg Partners	11,634	142,284
PRA Group, Inc.(a)	15,242	399,340
Preferred Bank	2,300	168,015
Primis Financial Corp.	644	8,153
ProAssurance Corp.	21,141	291,534
PROG Holdings, Inc.(a)	7,529	232,721
Ryan Specialty Holdings, Inc.(a)	3,785	162,831
Safety Insurance Group, Inc.	3,239	246,132
Stewart Information Services Corp.	3,419	200,866
StoneX Group, Inc.(a)	7,145	527,515
Toast, Inc., Class A(a)	8,950	163,427
Tradeweb Markets, Inc., Class A	1,840	167,219
Trustmark Corp.	8,692	242,333
United Fire Group, Inc.	5,297	106,576
Universal Insurance Holdings, Inc.	13,630	217,807
Visa, Inc., Class A	6,229	1,621,720
Total Financials		40,328,011

HEALTH CARE - 3.3%
Abbott Laboratories	10,723	1,180,281
Adaptive Biotechnologies Corp.(a)	102,269	501,118
Addus HomeCare Corp.(a)	4,422	410,583
Alector, Inc.(a)	6,218	49,620
Align Technology, Inc.(a)	550	150,700
Amphastar Pharmaceuticals, Inc.(a)	13,240	818,894
AngioDynamics, Inc.(a)	16,980	133,123
Arcus Biosciences, Inc.(a)	4,551	86,924
Becton Dickinson & Co.	7,801	1,902,118
Bio-Techne Corp.	20,104	1,551,225

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

HEALTH CARE - (continued)
Catalyst Pharmaceuticals, Inc.(a)	27,283	$458,627
Chemed Corp.	3,925	2,295,144
Cigna Group (The)	4,951	1,482,577
Cooper Cos., Inc. (The)	430	162,729
Danaher Corp.	14,890	3,444,652
DENTSPLY SIRONA, Inc.	3,720	132,395
Dexcom, Inc.(a)	29,715	3,687,333
Edwards Lifesciences Corp.(a)	2,800	213,500
Eli Lilly & Co.	648	377,732
Embecta Corp.	12,791	242,134
Enanta Pharmaceuticals, Inc.(a)	4,187	39,400
Exact Sciences Corp.(a)	800	59,184
Fate Therapeutics, Inc.(a)	7,991	29,886
FibroGen, Inc.(a)	10,907	9,667
Guardant Health, Inc.(a)	27,815	752,396
Harmony Biosciences Holdings, Inc.(a)	7,941	256,494
HealthStream, Inc.	12,484	337,443
IDEXX Laboratories, Inc.(a)	190	105,460
Inogen, Inc.(a)	11,628	63,838
Ironwood Pharmaceuticals, Inc.(a)	39,390	450,622
iTeos Therapeutics, Inc.(a)	7,072	77,438
Johnson & Johnson	16,160	2,532,917
Mettler-Toledo International, Inc.(a)	165	200,138
Neurocrine Biosciences, Inc.(a)	493	64,958
NGM Biopharmaceuticals, Inc.(a)	12,751	10,953
Phibro Animal Health Corp., Class A	5,093	58,977
PTC Therapeutics, Inc.(a)	7,038	193,967
REGENXBIO, Inc.(a)	13,010	233,530
Repligen Corp.(a)	910	163,618
Rigel Pharmaceuticals, Inc.(a)	47,091	68,282
Seer, Inc.(a)	2,000	3,880
Semler Scientific, Inc.(a)	1,423	63,025
Sight Sciences, Inc.(a)	5,200	26,832
STERIS PLC	1,040	228,644
Surmodics, Inc.(a)	6,146	223,407
Tandem Diabetes Care, Inc.(a)	14,813	438,169
Teleflex, Inc.	4,584	1,142,975
Thermo Fisher Scientific, Inc.	2,527	1,341,306
Vanda Pharmaceuticals, Inc.(a)	30,916	130,466
Veeva Systems, Inc., Class A(a)	1,210	232,949
Veradigm, Inc.(a)	35,116	368,367
Vertex Pharmaceuticals, Inc.(a)	2,050	834,125
Vir Biotechnology, Inc.(a)	6,371	64,092
Waters Corp.(a)	770	253,507
West Pharmaceutical Services, Inc.	260	91,551
Zimvie, Inc.(a)	2,077	36,867
Zoetis, Inc.	28,794	5,683,071
Total Health Care		36,153,810

INDUSTRIALS - 3.3%
Alamo Group, Inc.	1,858	390,533
AMETEK, Inc.	14,965	2,467,579
Apogee Enterprises, Inc.	14,538	776,475

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

INDUSTRIALS - (continued)
ArcBest Corp.	6,551	$787,496
Argan, Inc.	2,980	139,434
Astec Industries, Inc.	6,961	258,949
Axon Enterprise, Inc.(a)	210	54,249
Barnes Group, Inc.	11,994	391,364
Boise Cascade Co.	7,201	931,521
Chart Industries, Inc.(a)	6,430	876,602
CSG Systems International, Inc.	13,747	731,478
DXP Enterprises, Inc.(a)	129	4,347
Dycom Industries, Inc.(a)	5,773	664,415
Enviri Corp.(a)	9,506	85,554
Forrester Research, Inc.(a)	3,796	101,771
Fortive Corp.	5,000	368,150
Forward Air Corp.	5,810	365,275
GMS, Inc.(a)	9,276	764,621
Graco, Inc.	1,690	146,624
Greenbrier Cos., Inc. (The)	3,460	152,863
Heartland Express, Inc.	10,840	154,578
Heidrick & Struggles International, Inc.	15,094	445,726
Honeywell International, Inc.	6,215	1,303,348
IDEX Corp.	1,070	232,308
Insteel Industries, Inc.	5,480	209,829
Interface, Inc.	23,153	292,191
Kaman Corp.	6,192	148,298
Kelly Services, Inc., Class A	9,578	207,076
Korn Ferry	10,226	606,913
Lyft, Inc., Class A(a)	24,844	372,412
MYR Group, Inc.(a)	4,693	678,749
NEXTracker, Inc., Class A(a)	4,702	220,289
Nordson Corp.	990	261,518
Norfolk Southern Corp.	7,422	1,754,412
NOW, Inc.(a)	12,130	137,312
Powell Industries, Inc.	4,684	414,066
Proto Labs, Inc.(a)	9,424	367,159
Quanex Building Products Corp.	7,181	219,523
Resideo Technologies, Inc.(a)	17,140	322,575
Resources Connection, Inc.	12,667	179,491
Rockwell Automation, Inc.	460	142,821
RXO, Inc.(a)	30,126	700,731
Saia, Inc.(a)	12,410	5,438,310
SkyWest, Inc.(a)	6,164	321,761
Spirit AeroSystems Holdings, Inc., Class A(a)	18,799	597,432
Titan International, Inc.(a)	13,283	197,651
Toro Co. (The)	2,390	229,416
Trane Technologies PLC	6,051	1,475,839
Trinity Industries, Inc.	7,314	194,479
TrueBlue, Inc.(a)	19,292	295,939
Union Pacific Corp.	15,120	3,713,774
Verisk Analytics, Inc.	14,545	3,474,219
Viad Corp.(a)	5,627	203,697
Xylem, Inc.	1,740	198,986
Total Industrials		36,172,128

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

INFORMATION TECHNOLOGY - 6.1%
A10 Networks, Inc.	40,495	$533,319
Accenture PLC, Class A	17,337	6,083,727
Adeia, Inc.	28,013	347,081
ADTRAN Holdings, Inc.	31,292	229,683
Akamai Technologies, Inc.(a)	1,110	131,369
ANSYS, Inc.(a)	380	137,894
Appfolio, Inc., Class A(a)	459	79,517
Apple, Inc.	28,353	5,458,803
Applied Materials, Inc.	5,795	939,196
Arlo Technologies, Inc.(a)	13,263	126,264
Autodesk, Inc.(a)	570	138,784
Benchmark Electronics, Inc.	2,266	62,632
Box, Inc., Class A(a)	12,255	313,851
Brightcove, Inc.(a)	4,527	11,725
Broadcom, Inc.	2,369	2,644,396
Daktronics, Inc.(a)	14,223	120,611
Domo, Inc., Class B(a)	8,092	83,267
Dropbox, Inc., Class A(a)	18,215	536,978
DXC Technology Co.(a)	33,378	763,355
DZS, Inc.(a)	8,862	17,458
Expensify, Inc., Class A(a)	22,806	56,331
Extreme Networks, Inc.(a)	24,397	430,363
FARO Technologies, Inc.(a)	5,760	129,773
Guidewire Software, Inc.(a)	1,724	187,985
Keysight Technologies, Inc.(a)	1,320	209,999
LivePerson, Inc.(a)	62,893	238,364
LiveRamp Holdings, Inc.(a)	9,232	349,708
MaxLinear, Inc.(a)	26,397	627,457
MeridianLink, Inc.(a)	1,000	24,770
Microsoft Corp.	37,822	14,222,586
MongoDB, Inc.(a)	440	179,894
Monolithic Power Systems, Inc.	8,655	5,459,401
NETGEAR, Inc.(a)	1,326	19,333
Nutanix, Inc., Class A(a)	5,395	257,288
NVIDIA Corp.	15,218	7,536,258
Okta, Inc.(a)	3,910	353,972
ON24, Inc.	4,827	38,037
Oracle Corp.	10,280	1,083,820
Palo Alto Networks, Inc.(a)	590	173,979
PC Connection, Inc.	1,611	108,275
PDF Solutions, Inc.(a)	3,612	116,090
Pure Storage, Inc., Class A(a)	8,265	294,730
Qualys, Inc.(a)	473	92,840
Ribbon Communications, Inc.(a)	1,386	4,019
Rimini Street, Inc.(a)	9,800	32,046
Rogers Corp.(a)	3,401	449,170
Salesforce, Inc.(a)	21,295	5,603,566
ScanSource, Inc.(a)	21,143	837,474
ServiceNow, Inc.(a)	2,402	1,696,989
SMART Global Holdings, Inc.(a)	23,360	442,205
Squarespace, Inc., Class A(a)	4,490	148,215
Synopsys, Inc.(a)	2,330	1,199,740
VeriSign, Inc.(a)	18,350	3,779,366

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (concluded)

INFORMATION TECHNOLOGY - (continued)
Viavi Solutions, Inc.(a)	56,300	$566,941
Workday, Inc., Class A(a)	880	242,933
Xperi, Inc.(a)	16,269	179,284
Zscaler, Inc.(a)	1,380	305,753
Total Information Technology		66,438,864

MATERIALS - 1.2%
Alpha Metallurgical Resources, Inc.	737	249,784
Avery Dennison Corp.	7,896	1,596,255
Clearwater Paper Corp.(a)	1,552	56,058
Louisiana-Pacific Corp.	1,925	136,348
Olympic Steel, Inc.	2,686	179,156
Sherwin-Williams Co. (The)	18,005	5,615,760
Sylvamo Corp.	8,859	435,065
Warrior Met Coal, Inc.	15,882	968,326
Wheaton Precious Metals Corp.	84,780	4,183,045
Total Materials		13,419,797

REAL ESTATE - 0.6%
Acadia Realty Trust REIT	34,948	593,767
Alexandria Real Estate Equities, Inc. REIT	5,970	756,817
Armada Hoffler Properties, Inc. REIT	7,556	93,468
Chatham Lodging Trust REIT	32,730	350,866
Community Healthcare Trust, Inc. REIT	1,377	36,683
Compass, Inc., Class A(a)	12,330	46,361
Douglas Elliman, Inc.	14,907	43,976
Easterly Government Properties, Inc. REIT	19,400	260,736
Forestar Group, Inc.(a)	8,253	272,927
Prologis, Inc. REIT	25,617	3,414,745
Redfin Corp.(a)	13,116	135,357
Sunstone Hotel Investors, Inc. REIT	16,991	182,313
Xenia Hotels & Resorts, Inc. REIT	32,362	440,770
Total Real Estate		6,628,786

UTILITIES - 0.5%
American Water Works Co., Inc.	6,163	813,454
Chesapeake Utilities Corp.	5,176	546,741
Montauk Renewables, Inc.(a)	4,245	37,823
NextEra Energy, Inc.	58,914	3,578,437
Northwest Natural Holding Co.	9,650	375,771
Total Utilities		5,352,226

TOTAL COMMON STOCKS (Cost: $243,844,953)		273,047,249

EXCHANGE-TRADED FUNDS - 74.4%
Vanguard Total Stock Market ETF (Cost: $660,342,927)	3,421,473	811,641,825

SHORT-TERM INVESTMENTS - 0.6%
BlackRock Liquidity FedFund – Institutional Class, 5.26%(b) (Cost: $6,531,557)	6,531,557	6,531,557

PFM Multi-Manager Domestic Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value

TOTAL INVESTMENTS - 100.0% (Cost: $910,719,437)		$1,091,220,631
OTHER ASSETS AND LIABILITIES, NET – (0.0)%		(147,976)
NET ASSETS - 100.0%		$1,091,072,655

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven-day yield at December 31, 2023.
ETF	Exchange-Traded Fund
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023:

PFM Multi-Manager Domestic Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$273,047,249	$–	$–	$273,047,249
Exchange-Traded Fund	811,641,825	–	–	811,641,825
Money Market Fund	6,531,557	–	–	6,531,557
Total Investments	$1,091,220,631	$–	$–	$1,091,220,631

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - 52.8%

AUSTRALIA - 2.2%
Ampol Ltd.	5,760	$141,654
Aristocrat Leisure Ltd.	107,640	2,984,445
Aspen Group Ltd.	12,481	14,398
Atlassian Corp., Class A(a)	16,994	4,042,192
Base Resources Ltd.	163,136	17,134
BCI Minerals Ltd.(a)	72,503	14,075
BlueScope Steel Ltd.	46,164	734,682
Brambles Ltd.	152,841	1,415,171
Clarity Pharmaceuticals Ltd.(a)	24,827	32,148
Cochlear Ltd.	875	177,788
Codan Ltd.	10,628	61,834
CSR Ltd.	3,805	17,075
DGL Group Ltd.(a)	20,623	11,806
Fortescue Ltd.	13,383	264,719
GR Engineering Services Ltd.	29,714	44,913
Horizon Oil Ltd.	215,936	22,783
Inghams Group Ltd.	17,627	47,495
JB Hi-Fi Ltd.	58,885	2,124,055
Lycopodium Ltd.	4,011	31,989
Macmahon Holdings Ltd.	136,065	17,156
MMA Offshore Ltd.(a)	20,255	25,729
New Hope Corp. Ltd.	5,086	17,882
Northern Star Resources Ltd.	18,780	175,676
Nufarm Ltd.	4,508	15,987
oOh!media Ltd.	1,479,858	1,665,800
Qantas Airways Ltd.(a)	48,554	177,014
REA Group Ltd.	1,515	186,436
Rio Tinto Ltd.	434	39,997
Santos Ltd.	581,591	3,037,145
Sierra Rutile Holdings Ltd.(a)	10,352	678
Wagners Holding Co., Ltd.(a)	10,589	7,199
Whitehaven Coal Ltd.	51,275	259,772
Total Australia		17,826,827

AUSTRIA - 0.4%
ANDRITZ AG	9,906	618,882
Erste Group Bank AG	62,800	2,547,993
Fabasoft AG	473	9,925
OMV AG	211	9,276
Palfinger AG	231	6,427
Raiffeisen Bank International AG	9,646	198,922
RHI Magnesita NV	2,785	122,744
Zumtobel Group AG	1,953	13,539
Total Austria		3,527,708

BERMUDA - 0.3%
Arch Capital Group Ltd.(a)	28,250	2,098,128

BRAZIL - 0.8%
3R Petroleum Oleo E Gas S.A.(a)	6,361	34,505
B3 S.A. - Brasil Bolsa Balcao	570,790	1,703,816
Banco BTG Pactual S.A.	34,202	266,077

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

BRAZIL - (continued)
Energisa S.A.	9,857	$109,881
Equatorial Energia S.A.	28,634	210,735
Localiza Rent a Car S.A.	20,467	267,129
Lojas Renner S.A.	31,002	110,603
NU Holdings Ltd., Class A(a)	13,299	110,781
Petroleo Brasileiro S.A., ADR	27,037	431,781
PRIO S.A.	24,930	235,464
Raia Drogasil S.A.	40,070	244,003
Rede D'Or Sao Luiz S.A.(b)	21,548	127,533
Vale S.A., ADR	33,309	528,281
YDUQS Participacoes S.A.	447,962	2,068,467
Total Brazil		6,625,388

BRITAIN - 7.4%
3i Group PLC	89,725	2,761,937
4imprint Group PLC	180	10,459
AJ Bell PLC	250,019	995,651
Anglo American PLC	6,395	160,471
Ashtead Group PLC	85,060	5,893,840
AstraZeneca PLC	41,900	5,643,228
Auto Trader Group PLC(b)	196,494	1,804,248
BAE Systems PLC	194,080	2,745,818
Berkeley Group Holdings PLC	1,261	75,133
BP PLC, ADR	35,839	1,268,700
BP PLC	248,202	1,466,752
Centrica PLC	247,926	443,590
Cerillion PLC	963	19,680
Coca-Cola Europacific Partners PLC	77,613	5,179,892
Compass Group PLC	59,220	1,618,179
Costain Group PLC	35,140	28,305
dotdigital group PLC	46,816	58,909
EnQuest PLC(a)	238,725	45,861
FDM Group Holdings PLC	230,777	1,356,546
Ferguson PLC	13,490	2,587,450
Gamma Communications PLC	1,182	16,922
GSK PLC	107,400	1,983,815
Haleon PLC	655,000	2,681,679
Howden Joinery Group PLC	116,703	1,209,002
HSBC Holdings PLC	335,872	2,712,864
Ibstock PLC(b)	227,758	438,779
IntegraFin Holdings PLC	290,694	1,121,160
Kier Group PLC(a)	21,387	29,126
London Stock Exchange Group PLC	22,606	2,672,337
Mortgage Advice Bureau Holdings Ltd.	82,719	863,505
Odfjell Technology Ltd.	9,968	54,342
Pepco Group NV(a)	4,653	30,801
Record PLC	7,638	6,892
RELX PLC	3,824	151,661
Rentokil Initial PLC	358,800	2,037,736
Rightmove PLC	232,681	1,700,434
Rio Tinto PLC	43,913	3,261,327
Rio Tinto PLC, ADR	13,885	1,033,877
Sage Group PLC (The)	41,201	614,617

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

BRITAIN - (continued)
Schroders PLC	7,245	$39,546
Shell PLC	45,173	1,467,632
Unilever PLC	38,800	1,878,719
Victorian Plumbing Group PLC	378,252	440,966
Whitbread PLC	2,134	99,138
Total Britain		60,711,526

CANADA - 2.7%
ADENTRA, Inc.	1,180	28,470
Brookfield Corp.	101,100	4,055,292
CAE, Inc.(a)	54,305	1,172,124
Cameco Corp.	79,800	3,440,605
Canadian Natural Resources Ltd.	24,850	1,628,036
Canadian Pacific Kansas City Ltd.	55,037	4,351,226
Canfor Pulp Products, Inc.(a)	2,421	3,289
Cascades, Inc.	4,000	38,429
CES Energy Solutions Corp.	10,400	27,078
Coveo Solutions, Inc.(a)	2,100	15,215
Lucara Diamond Corp.(a)	48,000	13,947
Lucero Energy Corp.(a)	45,000	18,679
Magna International, Inc.	39,200	2,316,115
Martinrea International, Inc.	16,079	174,011
MEG Energy Corp.(a)	6,400	114,326
Melcor Developments Ltd.	2,000	16,996
Mullen Group Ltd.	14,266	151,160
Pason Systems, Inc.	60,636	739,960
Softchoice Corp.	2,200	25,569
Thomson Reuters Corp.	12,600	1,842,193
Transat AT, Inc.(a)	8,800	24,772
Waste Connections, Inc.	12,740	1,901,700
Total Canada		22,099,192

CHILE - 0.0%(c)
Antofagasta PLC	6,757	144,543
Banco de Chile	958,247	112,563
Banco Santander Chile, ADR	5,169	100,744
Total Chile		357,850

CHINA - 2.3%
Alibaba Group Holding Ltd.	127,816	1,235,246
BYD Co., Ltd., Class H	21,000	577,079
China Construction Bank Corp., Class H	343,000	205,207
China Mengniu Dairy Co., Ltd.	55,000	148,729
China Merchants Bank Co., Ltd., Class H	21,500	74,856
China Pacific Insurance Group Co., Ltd., Class H	102,400	206,294
China Petroleum & Chemical Corp., Class H	390,000	205,023
Flat Glass Group Co., Ltd., Class H	146,000	245,604
Fuyao Glass Industry Group Co., Ltd., Class H(b)	42,400	206,044
H World Group Ltd., ADR	12,811	428,400
Haier Smart Home Co., Ltd., Class H	200,000	566,799
Haitian International Holdings Ltd.	465,314	1,148,940
Innovent Biologics, Inc.(a)(b)	48,000	262,100

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

CHINA - (continued)
Kinetic Development Group Ltd.	329,182	$23,210
Kweichow Moutai Co., Ltd., Class A	7,949	1,930,856
Kweichow Moutai Co., Ltd., Class A	72	17,489
Lenovo Group Ltd.	288,000	401,348
Meituan, Class B(a)(b)	14,560	153,463
Modern Land China Co., Ltd.(a)	430,000	2,911
Natural Food International Holding Ltd.(a)	174,681	10,177
NetEase, Inc.	150,900	2,800,615
New Hope Service Holdings Ltd.	71,000	10,541
PICC Property & Casualty Co., Ltd., Class H	178,000	211,285
Ping An Insurance Group Co. of China Ltd., Class H	419,000	1,895,328
Shenzhou International Group Holdings Ltd.	51,300	526,408
Tencent Holdings Ltd.	50,400	1,904,150
Trip.com Group Ltd.(a)	50,150	1,803,946
Trip.com Group Ltd., ADR(a)	12,694	457,111
Wuxi Biologics Cayman, Inc.(a)(b)	66,000	249,314
Yangzijiang Shipbuilding Holdings Ltd.	172,100	194,053
Yum China Holdings, Inc.	4,829	206,169
Yum China Holdings, Inc.	310	13,153
ZTO Express Cayman, Inc., ADR	16,026	341,033
Total China		18,662,881

DENMARK - 1.8%
AP Moller - Maersk A/S, Class B	266	478,126
Carlsberg A/S, Class B	10,144	1,271,445
Demant A/S(a)	6,167	271,115
North Media A/S	743	7,153
Novo Nordisk A/S	115,735	11,971,032
Pandora A/S	4,531	625,966
ROCKWOOL A/S, Class B	1,233	360,701
Total Denmark		14,985,538

FINLAND - 0.1%
Enento Group Oyj(b)	19,266	414,450
Wartsila Oyj Abp	17,049	248,337
Total Finland		662,787

FRANCE - 4.3%
AKWEL	736	13,127
Alten S.A.	11,195	1,672,719
Amundi S.A.(b)	27,600	1,887,479
CBo Territoria	4,714	19,049
Cie de Saint-Gobain S.A.	27,177	2,009,634
Cie Generale des Etablissements Michelin SCA	74,200	2,666,221
Dassault Aviation S.A.	2,936	580,958
Dassault Systemes SE	44,526	2,179,749
Elis S.A.	5,844	122,270
Eurazeo SE	5,725	455,203
Hermes International SCA	381	808,584
HEXAOM S.A.(a)	756	16,315
Infotel S.A.	140	8,194
Kaufman & Broad S.A.	1,203	40,136

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

FRANCE - (continued)
Klepierre S.A.	3,504	$95,811
L'Oreal S.A.	4,390	2,182,728
LVMH Moet Hennessy Louis Vuitton SE	10,112	8,202,081
NRJ Group	1,377	11,160
Rexel S.A.	22,896	629,352
Safran S.A.	30,120	5,313,286
Schneider Electric SE	8,430	1,697,378
Sopra Steria Group SACA	1,464	320,516
TotalEnergies SE	66,992	4,550,652
Vicat SACA	495	17,955
Total France		35,500,557

GERMANY - 3.2%
Brockhaus Technologies AG(a)(b)	1,341	38,353
Deutsche Bank AG	21,371	291,687
Deutsche Boerse AG	2,369	487,744
Deutsche Lufthansa AG(a)	1,636	14,540
Deutz AG	18,139	96,132
E.ON SE	30,578	410,206
Heidelberg Materials AG	8,415	751,863
HOCHTIEF AG	3,102	343,499
Hypoport SE(a)	4,085	797,468
Infineon Technologies AG	101,129	4,217,937
Krones AG	336	41,478
KSB SE & Co. KGaA	26	19,116
Leifheit AG	365	6,553
Merck KGaA	5,970	949,573
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,077	4,172,839
Nemetschek SE	35,523	3,076,235
New Work SE	4,765	414,506
Puma SE	22,808	1,270,883
SAP SE	21,613	3,324,622
Siemens AG	20,169	3,783,092
Symrise AG	17,600	1,935,851
thyssenkrupp AG	8,638	60,273
Traton SE	743	17,491
Total Germany		26,521,941

GREECE - 0.1%
Eurobank Ergasias Services and Holdings S.A.(a)	97,748	173,507
National Bank of Greece S.A.(a)	27,527	191,020
Piraeus Financial Holdings S.A.(a)	32,287	113,808
Total Greece		478,335

GUERNSEY - 0.0%(c)
Zimplats Holdings Ltd.	607	9,012

HONG KONG - 1.0%
AIA Group Ltd.	529,100	4,595,449
APT Satellite Holdings Ltd.	94,000	26,232
Bank of East Asia Ltd. (The)	86,000	106,014
Chen Hsong Holdings	41,042	7,479

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

HONG KONG - (continued)
China Resources Beer Holdings Co., Ltd.	26,000	$113,609
China Resources Land Ltd.	42,000	151,530
Jardine Matheson Holdings Ltd.	3,000	123,489
Kerry Logistics Network Ltd.	173,038	182,013
Luk Fook Holdings International Ltd.	22,000	59,042
Orient Overseas International Ltd.	5,500	77,020
PC Partner Group Ltd.	16,000	6,416
Pico Far East Holdings Ltd.	264,607	52,191
Singamas Container Holdings Ltd.	276,253	18,373
SITC International Holdings Co., Ltd.	101,043	174,195
Stella International Holdings Ltd.	52,500	61,911
Swire Pacific Ltd., Class A	274,500	2,317,942
VTech Holdings Ltd.	3,200	19,353
Total Hong Kong		8,092,258

HUNGARY - 0.0%(c)
OTP Bank Nyrt	4,395	200,169
Richter Gedeon Nyrt	4,430	111,729
Total Hungary		311,898

INDIA - 1.1%
Axis Bank Ltd., GDR(d)	13,545	897,126
HDFC Bank Ltd., ADR	50,312	3,376,437
Hindalco Industries Ltd., GDR(b)	29,821	220,341
ICICI Bank Ltd., ADR	118,171	2,817,197
Infosys Ltd., ADR	43,980	808,352
Mahindra & Mahindra Ltd., GDR	19,016	395,202
MakeMyTrip Ltd.(a)	4,044	189,987
Reliance Industries Ltd., GDR(b)	4,920	307,596
Reliance Industries Ltd., GDR(b)	4,447	276,283
Total India		9,288,521

INDONESIA - 0.2%
Bank Central Asia Tbk PT	483,700	295,023
Bank Rakyat Indonesia Persero Tbk PT	806,769	299,104
Bumitama Agri Ltd.	37,500	17,171
Sarana Menara Nusantara Tbk PT	17,166,762	1,102,989
Telkom Indonesia Persero Tbk PT	336,600	86,395
Total Indonesia		1,800,682

IRELAND - 2.4%
Accenture PLC, Class A	20,150	7,070,836
Bank of Ireland Group PLC	125,368	1,136,398
CRH PLC	3,327	229,270
Experian PLC	108,677	4,428,773
ICON PLC(a)	13,344	3,777,286
James Hardie Industries PLC(a)	26,013	1,004,053
PDD Holdings, Inc., ADR(a)	2,377	347,779
Ryanair Holdings PLC, ADR(a)	13,734	1,831,566
Total Ireland		19,825,961

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

ISRAEL - 0.2%
Check Point Software Technologies Ltd.(a)	5,758	$879,765
Max Stock Ltd.	153,952	295,520
Monday.com Ltd.(a)	1,734	325,663
Nice Ltd., ADR(a)	54	10,774
Wix.com Ltd.(a)	3,559	437,828
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd.	1,630	12,328
Total Israel		1,961,878

ITALY - 1.1%
Assicurazioni Generali SpA	20,075	423,486
B&C Speakers SpA	555	11,259
Danieli & C Officine Meccaniche SpA	851	20,396
Davide Campari-Milano N.V.	120,527	1,359,312
Enel SpA	1,466	10,912
Ferrari N.V.	15,694	5,289,491
Gruppo MutuiOnline SpA	35,321	1,245,770
Leonardo SpA	38,369	633,016
Orsero SpA	3,747	70,158
Piquadro SpA	1,638	3,961
Recordati Industria Chimica e Farmaceutica SpA	3,781	204,203
Total Italy		9,271,964

JAPAN - 6.6%
77 Bank Ltd. (The)	2,800	68,853
Advantest Corp.	50,800	1,749,273
Ajis Co., Ltd.	1,000	16,226
Allied Telesis Holdings KK(a)	15,200	11,092
Alps Logistics Co., Ltd.	1,200	14,115
Avant Group Corp.	2,000	20,110
Bank of Nagoya Ltd. (The)	500	19,287
Capcom Co., Ltd.	4,800	154,996
Chiba Bank Ltd. (The)	419,300	3,023,097
Chilled & Frozen Logistics Holdings Co., Ltd.	1,200	12,273
Comture Corp.	1,700	22,224
Concordia Financial Group Ltd.	4,000	18,243
Creek & River Co., Ltd.	2,000	31,079
CTS Co., Ltd.	4,600	21,184
Dai Nippon Printing Co., Ltd.	2,400	70,818
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	84,318
Dai-Ichi Cutter Kogyo KK	2,800	26,198
Dai-ichi Life Holdings, Inc.	9,500	201,689
Daikin Industries Ltd.	16,000	2,599,036
Densan System Holdings Co., Ltd.	1,400	27,423
Disco Corp.	500	123,039
Elecom Co., Ltd.	5,500	68,358
FANUC Corp.	59,800	1,759,175
Fast Retailing Co., Ltd.	500	123,969
FINDEX, Inc.	1,600	11,648
Freee KK(a)	36,900	795,318
Fujimori Kogyo Co., Ltd.	300	8,022
Fujitsu Ltd.	2,100	317,028
Fukuyama Transporting Co., Ltd.	600	17,213
Gecoss Corp.	1,600	11,998

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

JAPAN - (continued)
Hanwa Co., Ltd.	1,700	$60,056
Heiwa Corp.	3,100	46,072
Higashi Twenty One Co., Ltd.	1,700	13,074
Hikari Tsushin, Inc.	200	33,070
Hioki EE Corp.	200	8,933
Hokuhoku Financial Group, Inc.	5,300	57,250
Honda Motor Co., Ltd.	41,100	424,849
Hyakugo Bank Ltd. (The)	4,300	16,222
ID Holdings Corp.	3,400	40,556
Internet Initiative Japan, Inc.	3,300	67,296
JAC Recruitment Co., Ltd.	7,200	33,102
Japan Exchange Group, Inc.	500	10,549
Japan Post Holdings Co., Ltd.	49,000	437,299
Japan Post Insurance Co., Ltd.	24,500	434,984
Japan Tobacco, Inc.	1,500	38,719
Juroku Financial Group, Inc.	1,900	50,021
Justsystems Corp.	1,100	25,457
Kanamoto Co., Ltd.	900	18,634
KAWADA TECHNOLOGIES, Inc.	900	41,609
Kawasaki Kisen Kaisha Ltd.	4,900	213,574
KDDI Corp.	75,900	2,409,682
Keyence Corp.	12,000	5,260,121
Kimura Unity Co., Ltd.	1,700	16,115
Kokuyo Co., Ltd.	3,900	63,330
Kubota Corp.	99,000	1,485,676
Kuriyama Holdings Corp.	900	5,743
Kyokuto Securities Co., Ltd.	3,400	23,163
Lawson, Inc.	1,200	61,934
Linical Co., Ltd.	2,100	7,863
Makiya Co., Ltd.	1,100	7,959
MarkLines Co., Ltd.	65,100	1,355,579
Maruzen Showa Unyu Co., Ltd.	900	24,909
Matsui Construction Co., Ltd.	4,300	25,510
MCJ Co., Ltd.	3,600	27,967
Medikit Co., Ltd.	800	16,437
Megachips Corp.	1,300	43,003
MEITEC Group Holdings, Inc.	66,300	1,325,155
Mercari, Inc.(a)	53,300	982,669
Mitani Sangyo Co., Ltd.	6,600	15,722
Mitsubishi Corp.	70,341	1,120,358
Mitsuuroko Group Holdings Co., Ltd.	700	7,867
MS&AD Insurance Group Holdings, Inc.	5,700	223,696
NEC Corp.	13,000	767,115
Nicca Chemical Co., Ltd.	4,400	29,771
NIDEC Corp.	23,700	965,813
Nihon Trim Co., Ltd.	2,500	53,452
Nippon Shinyaku Co., Ltd.	7,000	247,526
Nishi-Nippon Financial Holdings, Inc.	4,100	47,277
Nissan Motor Co., Ltd.	77,700	303,302
Nissin Corp.	1,100	18,687
NS Tool Co., Ltd.	1,900	13,450
Obic Co., Ltd.	2,000	343,448
Ono Pharmaceutical Co., Ltd.	3,800	67,873

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

JAPAN - (continued)
Optim Corp.(a)	3,700	$21,608
Oracle Corp. Japan	500	38,517
Osaki Electric Co., Ltd.	3,700	16,779
Otsuka Corp.	5,600	230,307
Otsuka Holdings Co., Ltd.	45,000	1,684,238
Pan Pacific International Holdings Corp.	144,500	3,439,036
Panasonic Holdings Corp.	11,700	114,718
PR Times Corp.(a)	1,400	17,963
Recruit Holdings Co., Ltd.	78,500	3,351,424
Ricoh Co., Ltd.	39,100	299,526
Ryohin Keikaku Co., Ltd.	800	13,363
Sakata INX Corp.	1,400	13,443
Sanken Electric Co., Ltd.	200	10,943
Sansan, Inc.(a)	6,500	73,292
Santen Pharmaceutical Co., Ltd.	4,000	39,789
SCREEN Holdings Co., Ltd.	1,600	134,491
SCSK Corp.	13,400	265,298
Seed Co., Ltd.	2,400	13,875
Sega Sammy Holdings, Inc.	4,200	58,571
Sekisui Kasei Co., Ltd.	5,400	18,567
Shionogi & Co., Ltd.	5,400	259,985
Shofu, Inc.	700	13,647
SMS Co., Ltd.	900	18,421
Sompo Holdings, Inc.	2,000	97,660
Sony Group Corp.	76,700	7,267,684
Sony Group Corp., ADR	5,942	562,648
Subaru Corp.	7,800	142,340
Sugimoto & Co., Ltd.	800	12,659
Sun*, Inc.(a)	2,100	14,371
Suzuken Co., Ltd.	10,300	340,811
Suzuki Motor Corp.	1,000	43,045
Techno Medica Co., Ltd.	400	6,270
TechnoPro Holdings, Inc.	97,600	2,558,238
TIS, Inc.	2,000	43,981
Toho Holdings Co., Ltd.	2,600	59,374
Tokyo Seimitsu Co., Ltd.	5,500	336,044
TOPPAN Holdings, Inc.	7,700	214,238
Topy Industries Ltd.	2,200	39,711
Toshiba TEC Corp.	1,100	22,736
Toyo Kanetsu KK	400	10,955
Trend Micro, Inc.(a)	5,700	303,272
Trinity Industrial Corp.	1,500	9,289
Tsubakimoto Kogyo Co., Ltd.	700	31,849
Universal Engeisha KK	600	14,964
USS Co., Ltd.	3,000	60,226
WA, Inc.	300	5,318
Wacom Co., Ltd.	9,500	44,269
Warabeya Nichiyo Holdings Co., Ltd.	2,800	67,805
WDI Corp.	600	11,724
Yakult Honsha Co., Ltd.	59,400	1,332,034
Yokowo Co., Ltd.	3,200	32,247
Yushin Precision Equipment Co., Ltd.	5,900	27,869
Yutaka Giken Co., Ltd.	600	10,014

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

JAPAN - (continued)
Zero Co., Ltd.	600	$5,690
Total Japan		54,743,936

JERSEY - 0.0%(c)
Gambling.com Group Ltd.(a)	1,192	11,622

JORDAN - 0.0%(c)
Hikma Pharmaceuticals PLC	9,595	218,659

LITHUANIA - 0.3%
Baltic Classifieds Group PLC	702,697	2,112,153

MACAO - 0.2%
MGM China Holdings Ltd.(a)	1,318,000	1,669,762

MALAYSIA - 0.2%
Heineken Malaysia Bhd	296,702	1,558,775

MEXICO - 0.6%
America Movil SAB de CV, ADR	7,340	135,937
Cemex SAB de CV, ADR(a)	9,966	77,237
Corp. Moctezuma SAB de CV	356,526	1,574,669
Fomento Economico Mexicano SAB de CV, ADR	3,204	417,641
Grupo Financiero Banorte SAB de CV	23,465	236,433
Grupo Mexico SAB de CV, Class B	440,858	2,450,277
Wal-Mart de Mexico SAB de CV	42,583	179,024
Total Mexico		5,071,218

NETHERLANDS - 2.2%
Adyen NV(a)(b)	2,510	3,235,675
Akzo Nobel NV	25,100	2,073,899
ASM International NV	5,040	2,624,532
ASML Holding NV	3,230	2,444,852
BE Semiconductor Industries NV	20,755	3,127,502
Heineken NV	24,000	2,441,878
Randstad NV	1,568	98,280
Stellantis NV	56,242	1,317,103
Wolters Kluwer NV	7,073	1,005,102
Total Netherlands		18,368,823

NEW ZEALAND - 0.0%(c)
Rakon Ltd.	19,302	14,986
Scales Corp. Ltd.	3,335	7,271
SKY Network Television Ltd.	23,673	41,368
Total New Zealand		63,625

NORWAY - 0.2%
Bouvet ASA	272,732	1,635,299
Cambi ASA	4,755	8,322
Reach Subsea ASA	30,914	13,693
Sparebanken More	2,257	18,623
Wilh Wilhelmsen Holding ASA, Class B	459	15,955

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

NORWAY - (continued)
Wilson ASA	2,111	$13,630
Total Norway		1,705,522

PERU - 0.4%
Credicorp Ltd.	19,814	2,970,713

POLAND - 0.4%
Allegro.eu SA(a)(b)	134,492	1,139,822
Bank Polska Kasa Opieki S.A.	5,862	226,479
Grupa Pracuj SA	93,037	1,465,876
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	10,853	138,758
Powszechny Zaklad Ubezpieczen S.A.	17,703	212,648
Total Poland		3,183,583

PORTUGAL - 0.0%(c)
Ibersol SGPS SA	3,139	23,146

SAUDI ARABIA - 0.1%
SABIC Agri-Nutrients Co.	3,186	117,347
Saudi Arabian Oil Co.(b)	18,238	160,752
Saudi National Bank (The)	25,230	260,103
Total Saudi Arabia		538,202

SINGAPORE - 0.7%
BRC Asia Ltd.	16,400	22,211
DBS Group Holdings Ltd.	104,600	2,642,692
Delfi Ltd.	35,400	30,027
Golden Agri-Resources Ltd.	302,100	59,554
Haw Par Corp. Ltd.	220,100	1,624,316
HRnetgroup Ltd.	101,100	54,778
iFAST Corp. Ltd.	3,400	21,118
Oversea-Chinese Banking Corp. Ltd.	22,200	218,061
Raffles Medical Group Ltd.	16,900	13,819
Sembcorp Industries Ltd.	71,700	287,833
Singapore Airlines Ltd.	79,500	394,002
Total Singapore		5,368,411

SOUTH AFRICA - 0.3%
Absa Group Ltd.	22,820	203,681
Aspen Pharmacare Holdings Ltd.	19,656	218,602
AVI Ltd.	22,004	98,438
Capitec Bank Holdings Ltd.	2,245	248,015
FirstRand Ltd.	126,868	509,267
Foschini Group Ltd. (The)	16,628	100,807
Gold Fields Ltd.	22,045	323,808
Impala Platinum Holdings Ltd.	23,617	117,980
Naspers Ltd.	2,826	483,731
Shoprite Holdings Ltd.	21,539	323,652
Total South Africa		2,627,981

SOUTH KOREA - 1.8%
KB Financial Group, Inc.	6,043	252,751

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (continued)

SOUTH KOREA - (continued)
Kia Corp.	38,020	$2,944,314
LG Chem Ltd.	52	20,029
NAVER Corp.(a)	1,452	251,299
S-1 Corp.	18,682	868,055
Samsung Electro-Mechanics Co., Ltd.	1,556	184,373
Samsung Electronics Co., Ltd.	100,775	6,129,126
Samsung Electronics Co., Ltd., GDR(d)	2,019	3,026,860
Samsung Fire & Marine Insurance Co., Ltd.	899	183,345
Samsung SDI Co., Ltd.(a)	1,032	375,659
SK Hynix, Inc.	8,310	907,329
Total South Korea		15,143,140

SPAIN - 0.5%
ACS Actividades de Construccion y Servicios SA	1,204	53,443
Banco Bilbao Vizcaya Argentaria SA	15,830	144,232
CaixaBank SA	126,081	518,809
Industria de Diseno Textil SA	70,470	3,073,642
Naturhouse Health SAU	579	1,037
Repsol SA	7,718	114,462
Total Spain		3,905,625

SWEDEN - 1.3%
Assa Abloy AB, Class B	74,100	2,134,777
Atlas Copco AB, Class A	92,080	1,585,589
BTS Group AB, Class B	16,749	492,690
Evolution AB(b)	19,610	2,347,057
H & M Hennes & Mauritz AB, Class B	11,339	198,996
Nordic Paper Holding AB	5,860	26,053
Nordnet AB publ	45,442	770,974
Rvrc Holding AB	9,325	55,749
Skandinaviska Enskilda Banken AB, Class A	29,720	409,103
SkiStar AB	79,838	949,403
Spotify Technology SA(a)	2,970	558,093
VNV Global AB(a)	9,188	19,276
Volvo AB, Class B	55,485	1,442,385
Zinzino AB, Class B	3,183	18,810
Total Sweden		11,008,955

SWITZERLAND - 2.1%
ABB Ltd.	14,926	663,298
Alcon, Inc.	34,600	2,710,445
APG SGA SA	86	18,708
BKW AG	2,262	402,539
Coca-Cola HBC AG	15,974	468,895
dormakaba Holding AG	52	28,099
DSM-Firmenich AG	17,600	1,791,965
Klingelnberg AG	360	7,019
Kuehne + Nagel International AG	649	223,724
Logitech International SA	6,381	605,560
Nestle SA	18,010	2,084,430
Novartis AG	34,228	3,455,985
Partners Group Holding AG	204	294,938

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
COMMON STOCKS - (concluded)

SWITZERLAND - (continued)
Roche Holding AG	4,155	$1,204,253
Schindler Holding AG	1,053	263,527
Swatch Group AG (The)	1,098	299,380
UBS Group AG	79,842	2,479,794
VZ Holding AG	483	56,399
Total Switzerland		17,058,958

TAIWAN - 1.4%
Accton Technology Corp.	22,000	372,777
ASE Technology Holding Co., Ltd.	99,000	434,169
Cathay Financial Holding Co., Ltd.	160,037	238,186
Chailease Holding Co., Ltd.	29,580	185,636
Chunghwa Telecom Co., Ltd.	35,000	136,743
CTBC Financial Holding Co., Ltd.	412,000	379,989
Hon Hai Precision Industry Co., Ltd.	151,000	513,598
Kerry TJ Logistics Co., Ltd.	415,000	518,973
Lumax International Corp. Ltd.	118,900	345,251
MediaTek, Inc.	24,000	790,456
Nien Made Enterprise Co., Ltd.	29,000	332,926
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	38,348	3,988,191
Taiwan Semiconductor Manufacturing Co., Ltd.	165,000	3,175,505
Uni-President Enterprises Corp.	67,000	162,386
United Microelectronics Corp.	61,000	103,716
Total Taiwan		11,678,502

UNITED ARAB EMIRATES - 0.3%
Aldar Properties PJSC	1,431,611	2,084,037
Emaar Properties PJSC	118,770	256,005
Total United Arab Emirates		2,340,042

UNITED STATES - 1.1%
Aon PLC, Class A	8,820	2,566,796
EPAM Systems, Inc.(a)	4,640	1,379,658
Freshworks, Inc., Class A(a)	37,815	888,274
Linde PLC	4,320	1,774,267
STERIS PLC	9,450	2,077,583
Viemed Healthcare, Inc.(a)	3,200	25,120
Total United States		8,711,698

URUGUAY - 0.5%
Globant SA(a)	859	204,425
MercadoLibre, Inc.(a)	2,310	3,630,258
Total Uruguay		3,834,683

TOTAL COMMON STOCKS (Cost: $392,237,054)		434,538,566

PFM Multi-Manager International Equity Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value

EXCHANGE-TRADED FUNDS - 45.6%
Amundi MSCI India II UCITS ETF(a)	115,332	$3,381,285
iShares Core MSCI EAFE ETF	2,006	141,122
iShares Core MSCI Total International Stock ETF	5,049,843	327,886,307
iShares MSCI Emerging Markets ex China ETF	719,267	39,854,584
iShares MSCI India ETF	93,796	4,578,183
TOTAL EXCHANGE-TRADED FUNDS (Cost: $362,782,284)		375,841,481

PREFERRED STOCKS - 0.1%
BRAZIL - 0.1%
Banco Bradesco S.A.	60,643	212,855
Gerdau S.A.	35,371	172,355
Itau Unibanco Holding S.A.	101,865	707,962
Total Brazil		1,093,172

GERMANY - 0.0%(c)
FUCHS SE	464	20,643
Henkel AG & Co. KGaA	132	10,617
Total Germany		31,260

TOTAL PREFERRED STOCKS (Cost: $928,695)		1,124,432

RIGHTS - 0.0%(c)
BRAZIL - 0.0%(c)
Localiza Rent a Car S.A.(a) (Cost: $254)	74	293

SHORT-TERM INVESTMENTS - 1.4%
BlackRock Liquidity FedFund – Institutional Class, 5.26%(e) (Cost: $11,366,597)	11,366,597	11,366,597

TOTAL INVESTMENTS - 99.9% (Cost: $767,314,884)		822,871,369
OTHER ASSETS AND LIABILITIES, NET - 0.1%		931,580
NET ASSETS - 100.0%		$823,802,949

(a)	Non-income producing security.
(b)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2023, the value of these securities was $13,269,289, representing 1.6% of net assets.

(c)	Amount is less than 0.05%.
(d)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2023, the value of these securities was $3,923,986, representing 0.5% of net assets.

(e)	The rate shown is the annualized seven-day yield at December 31, 2023.
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023:

PFM Multi-Manager International Equity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$4,042,193	$13,784,634	$–	$17,826,827
Austria	–	3,527,708	–	3,527,708
Bermuda	2,098,128	–	–	2,098,128
Brazil	6,625,388	–	–	6,625,388
Britain	7,482,469	53,229,057	–	60,711,526
Canada	22,099,192	–	–	22,099,192
Chile	213,307	144,543	–	357,850
China	1,239,697	17,423,184	–	18,662,881
Denmark	–	14,985,538	–	14,985,538
Finland	–	662,787	–	662,787
France	–	35,500,557	–	35,500,557
Germany	–	26,521,941	–	26,521,941
Greece	–	478,335	–	478,335
Guernsey	–	9,012	–	9,012
Hong Kong	–	8,092,258	–	8,092,258
Hungary	–	311,898	–	311,898
India	7,191,974	2,096,547	–	9,288,521
Indonesia	–	1,800,682	–	1,800,682
Ireland	13,027,468	6,798,493	–	19,825,961
Israel	1,654,029	307,849	–	1,961,878
Italy	–	9,271,964	–	9,271,964
Japan	562,648	54,181,288	–	54,743,936
Jersey	11,622	–	–	11,622
Jordan	–	218,659	–	218,659
Lithuania	–	2,112,153	–	2,112,153
Macao	–	1,669,762	–	1,669,762
Malaysia	–	1,558,775	–	1,558,775
Mexico	3,496,549	1,574,669	–	5,071,218
Netherlands	2,444,852	15,923,971	–	18,368,823
New Zealand	–	63,625	–	63,625
Norway	–	1,705,522	–	1,705,522
Peru	2,970,713	–	–	2,970,713
Poland	–	3,183,583	–	3,183,583
Portugal	–	23,146	–	23,146
Saudi Arabia	–	538,202	–	538,202
Singapore	–	5,368,411	–	5,368,411
South Africa	–	2,627,981	–	2,627,981
South Korea	–	15,143,140	–	15,143,140
Spain	–	3,905,625	–	3,905,625
Sweden	558,093	10,450,862	–	11,008,955
Switzerland	–	17,058,958	–	17,058,958
Taiwan	3,988,192	7,690,310	–	11,678,502
United Arab Emirates	–	2,340,042	–	2,340,042
United States	8,711,698	–	–	8,711,698
Uruguay	3,834,683	–	–	3,834,683

	Level 1	Level 2	Level 3	Total

Total Common Stocks	$92,252,895	$342,285,671	$–	$434,538,566
Exchange-Traded Funds	372,460,196	3,381,285	–	375,841,481
Preferred Stocks*	1,093,172	31,260	–	1,124,432
Rights*	293	–	–	293
Money Market Fund	11,366,597	–	–	11,366,597
Total Investments	$477,173,153	$345,698,216	$–	$822,871,369

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 12.0%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, 3.20%, 12/20/2030(a)	$1,467,911	$1,399,984
ACHV ABS TRUST, Series 2023-1PL, Class B, 6.80%, 03/18/2030(a)	1,347,031	1,348,633
Adams Outdoor Advertising L.P., Series 2023-1, Class A2, 6.97%, 07/15/2053(a)	500,000	506,378
Aligned Data Centers Issuer LLC
Series 2022-1A, Class A2, 6.35%, 10/15/2047(a)	1,000,000	1,005,777
Series 2023-1A, Class A2, 6.00%, 08/17/2048(a)	1,180,000	1,168,096
American Express Travel Related Services Co., Inc., Series 2022-2, Class A, 3.39%, 05/15/2027	1,000,000	979,539
AmeriCredit Automobile Receivables Trust
Series 2019-3, Class C, 2.32%, 07/18/2025	18,946	18,914
Series 2021-3, Class C, 1.41%, 08/18/2027	300,000	278,127
Series 2023-2, Class C, 6.00%, 07/18/2029	500,000	505,021
AMSR Trust, Series 2019-SFR1, Class D, 3.25%, 01/19/2039(a)	100,000	92,485
Anchorage Capital CLO Ltd., Series 2021-17A, Class A1, 6.83% (3 mo. Term SOFR + 1.43%), 07/15/2034(a)(b)	2,000,000	1,990,890
Angel Oak Mortgage Trust LLC, Series 2021-8, Class A3, 2.84%, 11/25/2066(a)	100,000	67,273
ArrowMark Colorado Holdings, Series 2021-13A, Class A1, 6.85% (3 mo. Term SOFR + 1.45%), 07/15/2034(a)	1,000,000	995,446
Atlas Senior Loan Fund Ltd., Series 2018-11A, Class A1L, 6.74% (3 mo. Term SOFR + 1.36%), 07/26/2031(a)(b)	922,541	922,521
Avis Budget Car Rental LLC
Series 2018-2A, Class A, 4.00%, 03/20/2025(a)	100,000	99,750
Series 2020-1A, Class A, 2.33%, 08/20/2026(a)	300,000	286,771
Series 2021-1A, Class A, 1.38%, 08/20/2027(a)	800,000	727,586
Series 2021-2A, Class A, 1.66%, 02/20/2028(a)	900,000	810,333
Series 2022-1A, Class A, 3.83%, 08/21/2028(a)	1,000,000	954,179
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	500,000	500,559
Series 2023-3A, Class A, 5.44%, 02/22/2028(a)	1,700,000	1,714,006
Series 2023-4A, Class A, 5.49%, 06/20/2029(a)	2,000,000	2,014,172
Balboa Bay Loan Funding Ltd.
Series 2020-1A, Class AR, 6.79% (3 mo. Term SOFR + 1.38%), 01/20/2032(a)(b)	1,000,000	999,962
Series 2021-1A, Class A, 6.88% (3 mo. Term SOFR + 1.46%), 07/20/2034(a)(b)	1,000,000	1,000,007
Bankers Healthcare Group, Inc.
Series 2022-C, Class B, 5.93%, 10/17/2035(a)	1,690,000	1,680,372
Series 2023-B, Class B, 7.45%, 12/17/2036(a)	540,000	555,333
Bellemeade Re Ltd.
Series 2021-3A, Class M1A, 6.34% (30 day avg SOFR US + 1.00%), 09/25/2031(a)	87,392	87,200
Series 2022-1, Class M1A, 7.09% (30 day avg SOFR US + 1.75%), 01/26/2032(a)	473,872	473,983
Blue Stream Communications LLC, Series 2023-1A, Class A2, 5.40%, 05/20/2053(a)	1,300,000	1,258,952
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	39,406	37,656
Series 2022-1A, Class B, 5.19%, 06/15/2037(a)	673,793	617,700
Carlyle Global Market Strategies, Series 2021-5A, Class A1, 6.80% (3 mo. Term SOFR + 1.38%), 07/20/2034(a)(b)	1,500,000	1,497,752
CarMax Auto Owner Trust
Series 2021-1, Class C, 0.94%, 12/15/2026	400,000	376,535
Series 2021-2, Class C, 1.34%, 02/16/2027	200,000	187,447
Series 2021-3, Class C, 1.25%, 05/17/2027	190,000	176,667
Series 2021-4, Class C, 1.38%, 07/15/2027	200,000	184,798
Series 2022-1, Class C, 2.20%, 11/15/2027	300,000	279,733
Series 2022-1, Class D, 2.47%, 07/17/2028	100,000	92,752
CarVal CLO, Series 2023-1A, Class A1, 7.62% (3 mo. Term SOFR + 2.20%), 01/20/2035(a)(b)	2,000,000	2,006,546
CBAM Ltd., Series 2020-12A, Class AR, 6.86% (3 mo. Term SOFR + 1.44%), 07/20/2034(a)(b)	1,750,000	1,749,942
Citibank NA, Series 2018-A7, Class A7, 3.96%, 10/13/2030	600,000	586,147

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Commonbond Student Loan Trust
Series 2018-CGS, Class A1, 3.87%, 02/25/2046(a)	$27,603	$26,126
Series 2020-AGS, Class A, 1.98%, 08/25/2050(a)	177,037	153,453
Credit Acceptance Corp.
Series 2021-4, Class C, 1.94%, 02/18/2031(a)	830,000	778,643
Series 2023-5A, Class C, 7.30%, 04/17/2034(a)	1,000,000	1,012,386
Credit Suisse Mortgage Capital Certificates, Series 2018-RPL9, Class A, 3.85%, 09/25/2057(a)	114,964	108,881
Delta Air Lines, Inc.
Series 2015-1, 3.88%, 07/30/2027	363,519	334,312
Series 2019-1, 3.40%, 04/25/2024	150,000	148,056
Series 2019-1, 3.20%, 04/25/2024	1,000,000	991,940
Diamond CLO Ltd., Series 2019-1A, Class DR, 9.04% (3 mo. Term SOFR + 3.66%), 04/25/2029(a)(b)	748,468	745,163
DigitalBridge Issuer LLC, Series 2021-1A, Class A2, 3.93%, 09/25/2051(a)	1,020,000	955,478
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 6.57% (1 mo. Term SOFR + 1.21%), 05/25/2037(a)(b)	4,065	4,018
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	57,092	47,435
Flexential Issuer LLC, Series 2021-1A, Class A2, 3.25%, 11/27/2051(a)	1,700,000	1,525,616
Ford Credit Auto Owner Trust
Series 2019-1, Class A, 3.52%, 07/15/2030(a)	300,000	299,734
Series 2020-1, Class A, 2.04%, 08/15/2031(a)	800,000	773,026
Series 2020-2, Class A, 1.06%, 04/15/2033(a)	200,000	186,451
Series 2021-1, Class A, 1.37%, 10/17/2033(a)	3,000,000	2,772,895
Series 2021-1, Class B, 1.61%, 10/17/2033(a)	120,000	110,142
Series 2021-2, Class B, 1.91%, 05/15/2034(a)	100,000	90,899
Ford Credit Floorplan LLC, Series 2020-2, Class A, 1.06%, 09/15/2027	600,000	561,539
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027	300,000	280,982
Global Sea Containers Two SRL
Series 2020-1A, Class A, 2.17%, 10/17/2040(a)	739,163	680,051
Series 2020-2A, Class A, 2.26%, 11/19/2040(a)	193,074	177,063
Series 2020-2A, Class B, 3.32%, 11/19/2040(a)	160,891	147,908
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class B, 6.16%, 04/16/2029	500,000	515,173
Series 2023-4, Class C, 6.41%, 05/16/2029	300,000	309,117
GM Financial Revolving Receivables Trust
Series 2021-1, Class B, 1.49%, 06/12/2034(a)	100,000	89,931
Series 2023-2, Class A, 5.77%, 08/11/2036(a)	500,000	518,004
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, 3.21%, 01/22/2029(a)	464,070	441,368
GoodLeap Sustainable Home Solutions Trust
Series 2021-3CS, Class A, 2.10%, 05/20/2048(a)	299,023	230,347
Series 2021-5CS, Class A, 2.31%, 10/20/2048(a)	1,175,707	915,926
Series 2022-1GS, Class A, 2.70%, 01/20/2049(a)	842,510	665,965
Series 2022-3CS, Class A, 4.95%, 07/20/2049(a)	900,707	826,377
Series 2022-4CS, Class B, 5.55%, 11/20/2054(a)	500,000	442,417
HERO Funding Trust
Series 2016-1A, Class A, 4.05%, 09/20/2041(a)	250,047	234,475
Series 2016-3A, Class A1, 3.08%, 09/20/2042(a)	114,590	103,170
Series 2020-1A, Class A, 2.59%, 09/20/2057(a)	441,460	363,392
Hertz Corp., Series 2021-2A, Class A, 1.68%, 12/27/2027(a)	400,000	362,247
Hertz Global Holdings, Inc.
Series 2021-1A, Class A, 1.21%, 12/26/2025(a)	400,000	386,122
Series 2022-2A, Class A, 2.33%, 06/26/2028(a)	1,100,000	1,000,111

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026(a)	$2,890,000	$2,761,314
Series 2023-2A, Class C, 7.13%, 09/25/2029(a)	900,000	915,184
Series 2023-3A, Class A, 5.94%, 02/25/2028(a)	500,000	509,163
Home Equity Asset Trust, Series 2003-1, Class M1, 6.97% (1 mo. Term SOFR + 1.61%), 06/25/2033(b)	2,438	2,317
Home Partners of America Trust, Series 2021-3, Class A, 2.20%, 01/17/2041(a)	355,426	309,057
IPFS Corp., Series 2022-D, Class A, 4.27%, 08/15/2027(a)	2,350,000	2,307,905
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 6.88% (3 mo. Term SOFR + 1.46%), 10/20/2034(a)(b)	1,125,000	1,119,135
KKR Static CLO Trust, Series 2022-2A, Class A1, 7.64% (3 mo. Term SOFR + 2.22%), 10/20/2031(a)(b)	2,476,356	2,475,977
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048(a)	22,183	21,632
LIAS Administration Fee Issuer, Series 2018-1A, Class A, 5.96%, 07/25/2048	1,006,236	944,752
Loanpal Solar Loan Ltd.
Series 2021-1GS, Class A, 2.29%, 01/20/2048(a)	624,850	486,115
Series 2021-2GS, Class A, 2.22%, 03/20/2048(a)	350,450	260,845
Logan CLO, Series 2021-1A, Class A, 6.84% (3 mo. Term SOFR + 1.42%), 07/20/2034(a)(b)	1,000,000	999,988
Mariner Finance Issuance Trust, Series 2021-AA, Class A, 1.86%, 03/20/2036(a)	1,710,000	1,556,331
MCA Fund Holding LLC, Series 2020-1, Class A, 3.25%, 11/15/2035(a)	409,538	387,222
MFRA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060(a)	471,291	415,994
MidOcean Credit CLO, Series 2018-9A, Class A1, 6.83% (3 mo. Term SOFR + 1.41%), 07/20/2031(a)(b)	447,093	447,141
MMAF Equipment Finance LLC
Series 2019-A, Class A5, 3.08%, 11/12/2041(a)	268,544	263,956
Series 2019-B, Class A5, 2.29%, 11/12/2041(a)	300,000	281,877
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, 2.82%, 04/22/2031(a)	2,105,605	2,042,016
Mosaic Solar Loans LLC
Series 2020-1A, Class A, 2.10%, 04/20/2046(a)	439,096	383,337
Series 2020-2A, Class A, 1.44%, 08/20/2046(a)	500,884	420,068
Series 2021-1A, Class B, 2.05%, 12/20/2046(a)	573,504	446,079
Series 2021-3A, Class A, 1.44%, 06/20/2052(a)	1,189,670	957,066
Series 2021-3A, Class C, 1.77%, 06/20/2052(a)	395,686	323,709
Series 2022-3A, Class A, 6.10%, 06/20/2053(a)	842,018	854,995
Mountain View CLO Ltd., Series 2022-1A, Class A, 7.89% (3 mo. Term SOFR + 2.50%), 10/15/2032(a)(b)	2,500,000	2,514,622
Mountain View Funding CLO, Series 2015-9A, Class A1R, 6.78% (3 mo. Term SOFR + 1.38%), 07/15/2031(a)(b)	980,823	980,071
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/2049(a)	375,950	359,892
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 08/15/2034(a)	701,846	661,717
Navient Student Loan Trust
Series 2018-CA, Class A2, 3.52%, 06/16/2042(a)	10,221	10,115
Series 2019-CA, Class A2, 3.13%, 02/15/2068(a)	84,832	81,444
Series 2020-BA, Class A2, 2.12%, 01/15/2069(a)	130,306	120,171
Series 2020-DA, Class A, 1.69%, 05/15/2069(a)	102,853	93,600
Newtek Small Business Loan Trust
Series 2018-1, Class A, 7.95% (Prime Rate + (0.55%)), 02/25/2044(a)(b)	185,540	183,913
Series 2018-1, Class B, 9.25% (Prime Rate + 0.75%), 02/25/2044(a)(b)	89,291	88,704
NFAS2 LLC, Series 2022-1, Class A, 6.86%, 09/15/2028(a)	830,000	822,548
North Mill Equipment Finance LLC, Series 2022-B, Class B, 7.12%, 06/15/2029(a)	1,340,000	1,361,147
Northwoods Capital Ltd., Series 2017-15A, Class A1R, 6.84% (3 mo. Term SOFR + 1.47%), 06/20/2034(a)(b)	2,000,000	1,991,078
NXT Capital CLO LLC, Series 2020-1A, Class C, 9.03% (3 mo. Term SOFR + 3.61%), 01/20/2031(a)(b)	1,620,000	1,584,203

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Oaktown Re, Series 2021-2, Class M1A, 6.94% (30 day avg SOFR US + 1.60%), 04/25/2034(a)	$561,535	$561,733
Ocean Trails CLO, Series 2014-5A, Class ARR, 6.94% (3 mo. Term SOFR + 1.54%), 10/13/2031(a)(b)	1,469,156	1,469,148
OCP CLO Ltd., Series 2015-9A, Class A1R2, 6.64% (3 mo. Term SOFR + 1.25%), 01/15/2033(a)(b)	1,000,000	997,445
OFSI Fund Ltd., Series 2023-12A, Class A1, 7.82% (3 mo. Term SOFR + 2.40%), 01/20/2035(a)(b)	2,000,000	2,011,020
On Deck Capital, Inc., Series 2021-1A, Class B, 2.28%, 05/17/2027(a)	2,050,000	2,000,869
OneMain Direct Auto Receivables Trust
Series 2019-1A, Class A, 3.63%, 09/14/2027(a)	900,000	881,298
Series 2021-1A, Class B, 1.26%, 07/14/2028(a)	600,000	547,406
Series 2021-1A, Class C, 1.42%, 07/14/2028(a)	500,000	454,538
OneMain Financial Issuance Trust
Series 2020-2A, Class A, 1.75%, 09/14/2035(a)	600,000	552,799
Series 2021-1A, Class A2, 6.10% (30 day avg SOFR US + 0.76%), 06/16/2036(a)(b)	600,000	587,936
Series 2022-3A, Class A, 5.94%, 05/15/2034(a)	1,350,000	1,353,052
Series 2023-2A, Class A1, 5.84%, 09/15/2036(a)	1,200,000	1,223,856
Series 2023-2A, Class B, 6.17%, 09/15/2036(a)	1,070,000	1,092,270
Oportun Financial Corp., Series 2021-B, Class C, 3.65%, 05/08/2031(a)	1,290,000	1,202,077
Oxford Finance Funding Trust 2023-1, Series 2023-1A, Class A2, 6.72%, 02/15/2031(a)	2,700,000	2,691,543
Pawnee Equipment Receivables LLC, Series 2022-1, Class A3, 5.17%, 02/15/2028(a)	1,140,000	1,136,678
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, 5.98% (30 day avg SOFR US + 0.64%), 05/25/2070(a)(b)	310,272	305,149
ReadyCap Commercial LLC, Series 2019-2, Class A, 8.00% (Prime Rate + (0.50%)), 12/27/2044(a)(b)	135,055	133,005
Regatta Funding Ltd., Series 2016-1A, Class A1R2, 6.78% (3 mo. Term SOFR + 1.41%), 06/20/2034(a)(b)	1,500,000	1,499,231
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	236,718	231,218
Series 2021-1, Class A, 1.68%, 03/17/2031(a)	1,870,000	1,791,145
Renew, Series 2018-1, Class A, 3.95%, 09/20/2053(a)	151,721	139,806
Renew Financial, Series 2021-1, Class A, 2.06%, 11/20/2056(a)	628,101	500,174
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030(a)	759,948	746,011
Series 2020-A, Class B, 3.54%, 11/20/2030(a)	600,000	576,310
ROMARK CLO LLC, Series 2018-1A, Class A1, 6.71% (3 mo. Term SOFR + 1.29%), 04/20/2031(a)(b)	1,640,763	1,639,131
Sabey Data Center Issuer LLC
Series 2020-1, Class A2, 3.81%, 04/20/2045(a)	740,000	713,100
Series 2022-1, Class A2, 5.00%, 06/20/2047(a)	600,000	561,417
Santander Consumer USA Holdings, Inc.
Series 2023-4, Class C, 6.04%, 12/15/2031	600,000	609,932
Series 2023-5, Class C, 6.43%, 02/18/2031	900,000	922,616
Series 2023-6, Class B, 5.98%, 04/16/2029	300,000	305,403
Series 2023-6, Class C, 6.40%, 03/17/2031	100,000	101,945
Santander Consumer USA, Inc., Series 2023-1, Class C, 5.09%, 05/15/2030	200,000	198,375
Santander Drive Auto Receivables LLC
Series 2021-2, Class C, 0.90%, 06/15/2026	40,186	40,024
Series 2021-2, Class D, 1.35%, 07/15/2027	500,000	481,541
Series 2021-3, Class C, 0.95%, 09/15/2027	160,245	158,820
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028(a)	1,000,000	1,027,771
SFS Auto Receivables Securitization Trust
Series 2023-1A, Class B, 5.71%, 01/22/2030(a)	100,000	100,719
Series 2023-1A, Class C, 5.97%, 02/20/2031(a)	100,000	100,408

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
SoFi Professional Loan Program LLC
Series 2019-A, Class A2FX, 3.69%, 06/15/2048(a)	$52,742	$51,052
Series 2019-C, Class A2FX, 2.37%, 11/16/2048(a)	116,016	108,550
Series 2020-A, Class A2FX, 2.54%, 05/15/2046(a)	209,110	195,224
Series 2020-C, Class AFX, 1.95%, 02/15/2046(a)	111,436	101,360
Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, 10/25/2048(a)	1,270,000	1,265,246
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 7.08% (1 mo. Term SOFR + 1.71%), 07/15/2038(a)(b)	470,000	455,327
Series 2019-FL1, Class C, 7.43% (1 mo. Term SOFR + 2.06%), 07/15/2038(a)(b)	280,000	267,726
Structured Asset Investment Loan Trust, Series 2004-8, Class M1, 6.37% (1 mo. Term SOFR + 1.01%), 09/25/2034	8,687	8,213
Summit Issuer LLC
Series 2020-1A, Class A2, 2.29%, 12/20/2050(a)	1,620,000	1,498,714
Series 2023-1A, Class A2, 5.60%, 02/20/2053(a)	1,000,000	976,805
Sunnova Energy International, Inc.
Series 2023-B, Class A, 5.30%, 08/22/2050(a)	976,202	955,772
Series 2023-GRID1, Class 1A, 5.75%, 12/20/2050(a)	934,647	957,801
Sunrun, Inc.
Series 2018-1, Class A, 5.31%, 04/30/2049(a)	220,195	209,663
Series 2019-1A, Class A, 3.98%, 06/30/2054(a)	327,446	306,006
Series 2021-2A, Class A, 2.27%, 01/30/2057(a)	1,147,484	970,241
Series 2022-1A, Class A, 4.75%, 07/30/2057(a)	930,030	850,594
Series 2023-2A, Class A1, 6.60%, 01/30/2059(a)	1,264,422	1,291,396
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 08/15/2033(a)	333,863	332,198
Symphony CLO Ltd., Series 2012-9A, Class CR3, 8.16% (3 mo. Term SOFR + 2.76%), 07/16/2032(a)	1,840,000	1,814,144
TCW ClO 2017-1 LLC, Series 2017-1A, Class A1RR, 6.83% (3 mo. Term SOFR + 1.44%), 10/29/2034(a)(b)	750,000	750,016
Tesla Auto Lease Trust
Series 2021-B, Class A3, 0.60%, 09/22/2025(a)	1,023,288	1,009,010
Series 2023-A, Class A2, 5.86%, 08/20/2025(a)	720,000	721,340
Series 2023-A, Class A3, 5.89%, 06/22/2026(a)	500,000	502,051
Series 2023-B, Class A3, 6.13%, 09/21/2026(a)	1,222,000	1,234,185
Series 2023-B, Class B, 6.57%, 08/20/2027(a)	1,090,000	1,109,137
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 06/20/2028(a)	1,200,000	1,210,804
Tikehau US CLO Ltd., Series 2023-1A, Class A1, 7.47% (3 mo. Term SOFR + 2.20%), 07/15/2034(a)(b)	1,500,000	1,521,716
Towd Point Mortgage Trust
Series 2020-4, Class A1, 1.75%, 10/25/2060(a)	127,702	112,262
Series 2021-SJ1, Class A1, 2.25%, 07/25/2068(a)	347,884	327,176
Series 2021-SJ2, Class A1A, 2.25%, 12/25/2061(a)	528,580	496,901
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	300,000	284,747
Trimaran CAVU LLC, Series 2019-1A, Class A1, 7.14% (3 mo. Term SOFR + 1.72%), 07/20/2032(a)(b)	500,000	500,190
TSTAT Ltd., Series 2022-2A, Class A1, 7.79% (3 mo. Term SOFR + 2.37%), 01/20/2031(a)(b)	1,657,278	1,657,278
Two Harbors Investment Corp., Series 2019-FT1, Class A, 8.27% (1 mo. Term SOFR + 2.91%), 06/25/2024(a)	250,000	245,019
Vantage Data Centers Guarantor LLC, Series 2019-1A, Class A2, 3.19%, 07/15/2044(a)	808,383	793,427
VCP RRL ABS, Series 2021-1A, Class A, 2.15%, 10/20/2031(a)	564,777	521,517
Verus Securitization Trust, Series 2021-7, Class A3, 2.24%, 10/25/2066(a)	111,382	92,259
Vivant Solar Financing V Parent LLC
Series 2018-1A, Class B, 7.37%, 04/30/2048(a)	506,492	472,387
Series 2018-1A, Class A, 4.73%, 04/30/2048(a)	220,270	205,532
Voya CLO Ltd., Series 2019-3A, Class AR, 6.74% (3 mo. Term SOFR + 1.34%), 10/17/2032(a)	2,500,000	2,499,880

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - (continued)
Wendy's SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049(a)	$450,000	$429,318
Westlake Automobile Receivables Trust, Series 2023-1A, Class C, 5.74%, 08/15/2028(a)	1,600,000	1,594,246
Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.80%, 04/18/2038(a)	1,100,000	1,103,132
Wind River CLO Ltd., Series 2016-1KRA, Class A1R2, 6.87% (3 mo. Term SOFR + 1.47%), 10/15/2034(a)(b)	750,000	744,966
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	100,000	93,393
Zais CLO Ltd., Series 2018-2A, Class A, 6.88% (3 mo. Term SOFR + 1.46%), 07/20/2031(a)(b)	865,460	865,438
TOTAL ASSET-BACKED SECURITIES (Cost: $154,318,350)		150,658,941

BANK LOANS - 0.2%
INDUSTRIAL - 0.1%
Liberty Tire Recycling Holdco LLC, 9.94% (1 mo. Term SOFR + 4.50%), 05/07/2028(b)	982,431	908,336

UTILITIES - 0.1%
ExGen Renewables IV LLC, 8.18% (3 mo. Term SOFR + 2.50%), 12/15/2027(b)	869,947	868,720
TOTAL BANK LOANS (Cost: $1,843,029)		1,777,056

COMMERCIAL MORTGAGE- BACKED SECURITIES - 9.4%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.73% (1 mo. Term SOFR + 2.36%), 04/15/2034(a)(b)	1,000,000	739,230
American Tower Depositor Sub LLC, Series 2023-1, 5.49%, 03/15/2028(a)	1,400,000	1,420,015
BANK-2018, Series 2018-BN15, Class A3, 4.14%, 11/15/2061	563,627	544,526
BANK-2019, Series 2019-BN23, Class AS, 3.20%, 12/15/2052	500,000	429,889
BANK-2020
Series 2020-BN28, Class A3, 1.58%, 03/15/2063	1,195,761	987,648
Series 2020-BN29, Class A3, 1.74%, 11/15/2053	500,000	390,676
BANK5 2023-5YR1, Series 2023-5YR1, Class A3, 6.26%, 04/15/2056(b)	2,100,000	2,177,307
BANK5 2023-5YR2, Series 2023-5YR2, Class A3, 6.66%, 07/15/2056	3,000,000	3,175,342
BBCMS Trust
Series 2023-5C23, Class A3, 6.68%, 12/15/2056	1,900,000	2,026,280
Series 2023-C21, Class A2, 6.30%, 09/15/2056(b)	800,000	836,305
Benchmark Mortgage Trust
Series 2018-B4, Class A3, 3.89%, 07/15/2051	500,000	482,532
Series 2019-B10, Class A3, 3.46%, 03/15/2062	850,000	787,004
Series 2019-B10, Class 3CCA, 3.90%, 03/15/2062(a)(b)	250,000	172,320
Series 2020-B19, Class A4, 1.55%, 09/15/2053	1,200,000	978,394
Series 2020-B20, Class A4, 1.75%, 10/15/2053	1,300,000	1,038,281
Series 2020-B21, Class A4, 1.70%, 12/17/2053	800,000	654,271
Series 2020-IG3, Class A2, 2.48%, 09/15/2048(a)	1,500,000	1,433,015
Series 2021-B24, Class A4, 2.26%, 03/15/2054	600,000	490,299
Series 2021-B24, Class A3, 2.01%, 03/15/2054	550,000	475,536
Series 2021-B25, Class A3, 1.91%, 04/15/2054	1,200,000	1,021,517
Series 2021-B25, Class A4, 2.27%, 04/15/2054	800,000	655,241
Series 2021-B30, Class A4, 2.33%, 11/15/2054	3,000,000	2,460,571
Series 2021-B31, Class A4, 2.42%, 12/15/2054	1,200,000	995,541
Series 2023-V4, Class A3, 6.84%, 11/15/2056	1,700,000	1,817,851
BMO Mortgage Trust
Series 2022-C1, Class 360B, 3.94%, 02/17/2055(a)(b)	1,000,000	748,352
Series 2022-C3, Class A5, 5.31%, 09/15/2054	1,000,000	1,016,194
Series 2023-5C1, Class A3, 6.53%, 08/15/2056(b)	1,650,000	1,738,183
Series 2023-5C2, Class A3, 7.05%, 11/15/2056	2,100,000	2,275,964

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE- BACKED SECURITIES - (continued)
BX Trust
Series 2022-AHP, Class AS, 6.85% (1 mo. Term SOFR + 1.49%), 01/17/2039(a)(b)	$1,000,000	$979,922
Series 2022-AHP, Class C, 7.45% (1 mo. Term SOFR + 2.09%), 01/17/2039(a)(b)	1,000,000	962,356
Cantor Commercial Real Estate Lending L.P.
Series 2019-CF3, Class A3, 2.75%, 01/15/2053	800,000	695,450
Series 2020-P1, Class A1, 2.84%, 04/15/2025(a)	828,242	791,483
Capital Automotive REIT
Series 2020-1A, Class B1, 4.17%, 02/15/2050(a)	540,000	516,197
Series 2022-1A, Class A1, 3.35%, 03/15/2052(a)	1,078,800	959,325
Century Plaza Towers
Series 2019-CPT, Class E, 3.00%, 11/13/2039(a)(b)	488,000	293,850
Series 2019-CPT, Class A, 2.87%, 11/13/2039(a)	250,000	210,583
CF Hippolyta Issuer LLC
Series 2020-1, Class B1, 2.28%, 07/15/2060(a)	350,786	321,004
Series 2022-1A, Class A1, 5.97%, 08/15/2062(a)	488,565	480,482
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	93,125	91,583
Series 2016-GC37, Class A4, 3.31%, 04/10/2049	3,000,000	2,856,049
Series 2016-P3, Class A3, 3.06%, 04/15/2049	2,000,000	1,919,520
Series 2016-P4, Class A3, 2.65%, 07/10/2049	114,286	107,719
Series 2018-C6, Class A3, 4.15%, 11/10/2051	837,000	773,721
Series 2019-C7, Class A3, 2.86%, 12/15/2072	380,000	337,455
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2016-CD2, Class B, 3.88%, 11/10/2049	500,000	410,309
Series 2019-CD8, Class A3, 2.66%, 08/15/2057	900,000	797,903
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, 2.57%, 07/20/2051(a)	2,394,262	1,757,545
Commercial Mortgage Pass Through Certificates
Series 2013-LC13, Class D, 5.39%, 08/10/2046(a)(b)	500,000	431,738
Series 2014-UBS2, Class A5, 3.96%, 03/10/2047	1,137,624	1,135,633
Series 2022-HC, Class B, 3.17%, 01/10/2039(a)	1,000,000	847,552
Credit Suisse Mortgage Capital Certificates, Series 2020-RPL6, Class A1, 3.38%, 03/25/2059(a)	122,681	122,023
CRSO TR 2023-BRND A 20400712 FLT, Series 2023-BRND, 7.12%, 07/12/2040(a)	1,000,000	1,041,099
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A3, 3.23%, 06/15/2057	115,952	113,022
Series 2018-C14, Class A3, 4.15%, 11/15/2051	700,000	658,190
Series 2021-C20, Class A2, 2.49%, 03/15/2054	1,187,075	1,003,344
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.80%, 09/12/2040(a)	890,000	914,041
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M2, 7.24% (30 day avg SOFR US + 1.90%), 12/25/2041(a)(b)	400,000	400,624
Series 2022-R03, Class 1M2, 8.84% (30 day avg SOFR US + 3.50%), 03/25/2042(a)(b)	445,000	464,916
Series 2022-R04, Class 1M2, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2042(a)(b)	315,000	324,993
Series 2022-R05, Class 2M2, 8.34% (30 day avg SOFR US + 3.00%), 04/25/2042(a)(b)	120,000	122,108
Series 2022-R06, Class 1M2, 9.19% (30 day avg SOFR US + 3.85%), 05/25/2042(a)(b)	625,000	656,848
Series 2022-R07, Class 1M2, 9.99% (30 day avg SOFR US + 4.65%), 06/25/2042(a)(b)	505,000	546,814
Series 2022-R08, Class 1M2, 8.94% (30 day avg SOFR US + 3.60%), 07/25/2042(a)(b)	160,000	167,640
Series 2022-R09, Class 2M2, 10.09% (30 day avg SOFR US + 4.75%), 09/25/2042(a)(b)	230,000	248,832
Series 2023-R01, Class 1M2, 9.09% (30 day avg SOFR US + 3.75%), 12/25/2042(a)(b)	1,260,000	1,330,474
Federal Home Loan Mortgage Corp.
Series 2021-P011, Class A1, 1.20%, 09/25/2031	602,826	535,000
Series 2022-HQA2, Class M1B, 9.34% (30 day avg SOFR US + 4.00%), 07/25/2042(a)(b)	45,000	47,173
Series 2022-P013, Class A2, 2.76%, 02/25/2032(b)	1,000,000	864,044
Series 4661, Class BV, 3.50%, 12/15/2036	202,759	199,438
Series 4748, Class Z, 4.00%, 11/15/2047	108,013	101,230
Series 4776, Class WZ, 4.00%, 03/15/2048	314,530	296,336

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE- BACKED SECURITIES - (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4783, Class Z, 4.00%, 04/15/2048	$277,471	$257,700
Series 4835, Class AS, 1.12% (-2 x 30 day avg SOFR US + 9.66%), 10/15/2048(b)	68,370	62,486
Series 5021, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.55%), 10/25/2050(b)(f)	915,827	40,335
Series 5160, Class ZG, 3.00%, 09/25/2050	70,411	51,340
Series 5296, Class T, 5.00%, 11/25/2052	953,177	949,507
Federal National Mortgage Association
Series 2017-51, Class CP, 3.00%, 02/25/2047	292,439	265,487
Series 2018-M10, Class A1, 3.36%, 07/25/2028(b)	2,435	2,423
Series 2018-M8, Class A2, 3.30%, 06/25/2028(b)	452,718	435,207
Series 2019-M21, Class 3A1, 2.10%, 06/25/2034	336,805	314,438
Series 2020-24, Class SP, 0.60% (-1 x 30 day avg SOFR US + 5.94%), 04/25/2050(b)(f)	243,682	33,285
Series 2020-56, Class LI, 2.00%, 08/25/2050(f)	341,826	46,933
Series 2020-75, Class LI, 2.50%, 11/25/2050(f)	540,336	76,490
Series 2021-76, Class IY, 2.50%, 11/25/2051(f)	225,452	29,472
Series 2021-M3G, Class A2, 1.25%, 01/25/2031(b)	1,000,000	812,043
Series 2022-51, Class PS, 0.61% (-1 x 30 day avg SOFR US + 5.95%), 08/25/2052(b)(f)	624,539	57,504
Flagstar Mortgage Trust, Series 2021-4, Class A21, 2.50%, 06/01/2051(a)(b)	203,194	162,079
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA3, Class M2, 7.44% (30 day avg SOFR US + 2.10%), 10/25/2033(a)	625,000	626,972
Series 2021-DNA5, Class M2, 6.99% (30 day avg SOFR US + 1.65%), 01/25/2034(a)	37,441	37,598
Series 2021-HQA3, Class M1, 6.19% (30 day avg SOFR US + 0.85%), 09/25/2041(a)	1,105,698	1,094,158
Series 2022-DNA1, Class M1A, 6.34% (30 day avg SOFR US + 1.00%), 01/25/2042(a)	284,886	283,954
Series 2022-DNA3, Class M1B, 8.24% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	495,000	508,256
Series 2022-DNA4, Class M1B, 8.69% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	735,000	764,282
Series 2022-DNA5, Class M1B, 9.84% (30 day avg SOFR US + 4.50%), 06/25/2042(a)(b)	670,000	721,409
GS Mortgage Securities Corp. II
Series 2015-GC34, Class A3, 3.24%, 10/10/2048	979,605	945,008
Series 2016-GS4, Class C, 3.95%, 11/10/2049(b)	500,000	410,556
Series 2018-GS10, Class A3, 4.26%, 07/10/2051(b)	800,000	782,251
Series 2019-GC39, Class A3, 3.31%, 05/10/2052	1,000,000	906,382
Series 2019-GC42, Class A3, 2.75%, 09/10/2052	1,100,000	976,858
Series 2020-GC47, Class A4, 2.12%, 05/12/2053	1,400,000	1,177,856
Series 2020-GSA2, Class A4, 1.72%, 12/12/2053	1,100,000	881,824
Series 2021-GSA3, Class A4, 2.37%, 12/15/2054	1,400,000	1,153,478
Series 2021-IP, Class B, 6.63% (1 mo. Term SOFR + 1.26%), 10/15/2036(a)(b)	1,720,000	1,613,760
Series 2021-RENT, Class A, 6.18% (1 mo. Term SOFR + 0.81%), 11/21/2035(a)(b)	296,924	293,469
GS Mortgage-Backed Securities Trust
Series 2021-PJ10, Class A4, 2.50%, 03/25/2052(a)(b)	193,734	154,533
Series 2021-PJ2, Class A4, 2.50%, 07/25/2051(a)(b)	76,351	60,902
Series 2021-PJ5, Class A4, 2.50%, 10/25/2051(a)(b)	326,539	260,466
Series 2021-PJ6, Class A4, 2.50%, 11/25/2051(a)(b)	236,113	188,785
Series 2021-PJ7, Class A4, 2.50%, 01/25/2052(a)(b)	380,902	303,829
Series 2021-PJ8, Class A4, 2.50%, 01/25/2052(a)(b)	180,981	144,361
Series 2022-PJ4, Class A36, 3.00%, 09/25/2052(a)(b)	89,258	74,234
Series 2022-PJ5, Class A36, 3.00%, 10/25/2052(a)(b)	258,138	214,688
Series 2023-PJ1, Class A24, 3.50%, 02/25/2053(a)(b)	303,091	261,913
Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, 6.09% (1 mo. Term SOFR + 0.73%), 08/19/2045(b)	25,113	22,831
HUD Office of the Secretary
Series 2013-99, Class AX, 3.00%, 07/20/2043(f)	141,096	129,837
Series 2015-143, Class WA, 4.00%, 10/20/2045	135,499	131,098
Series 2018-121, Class KS, 0.00% (-1 x 1 mo. Term SOFR + 3.75%), 09/20/2048(f)	268,082	6,733
Series 2018-148, Class DS, 0.00% (-1 x 1 mo. Term SOFR + 3.73%), 10/20/2048(f)	332,539	9,165

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE- BACKED SECURITIES - (continued)
HUD Office of the Secretary (continued)
Series 2018-151, Class SL, 0.00% (-1 x 1 mo. Term SOFR + 3.69%), 11/20/2048(f)	$2,035,752	$57,492
Series 2018-155, Class PS, 0.00% (-1 x 1 mo. Term SOFR + 3.19%), 11/20/2048(f)	607,367	10,816
Series 2018-76, Class IO, 4.00%, 06/20/2046(f)	32,162	4,021
Series 2019-92, Class S, 0.00% (-1 x 1 mo. Term SOFR + 2.70%), 07/20/2049(f)	1,203,586	18,011
Series 2019-97, Class MS, 0.00% (-1 x 1 mo. Term SOFR + 2.97%), 08/20/2049(f)	611,106	11,214
Series 2019-99, Class SA, 0.00% (-1 x 1 mo. Term SOFR + 3.24%), 08/20/2049(f)	524,710	11,490
Series 2021-165, Class ST, 0.00% (-1 x 1 mo. Term SOFR + 3.25%), 01/20/2050(f)	147,154	47
Series 2021-209, Class Z, 3.00%, 11/20/2051	617,622	456,275
Series 2022-124, Class QZ, 4.00%, 07/20/2052	126,984	109,791
Series 2022-126, Class CS, 0.00% (-1 x 30 day avg SOFR US + 3.76%), 07/20/2052(f)	1,368,284	31,040
Series 2022-133, Class SA, 0.00% (-1 x 30 day avg SOFR US + 3.95%), 07/20/2052(f)	527,269	14,168
Series 2022-148, Class DS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 08/20/2052(f)	537,356	13,585
Series 2022-46, Class S, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)	369,152	7,175
Series 2022-51, Class SC, 0.00% (-1 x 30 day avg SOFR US + 3.50%), 03/20/2052(f)	1,119,659	36,908
Series 2022-66, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)	368,634	13,203
Series 2022-68, Class SP, 0.00% (-1 x 30 day avg SOFR US + 3.85%), 04/20/2052(f)	298,646	9,649
Series 2022-78, Class MS, 0.00% (-1 x 30 day avg SOFR US + 3.60%), 04/20/2052(f)	986,717	30,442
Series 2022-78, Class SB, 0.00% (-1 x 30 day avg SOFR US + 3.75%), 04/20/2052(f)	685,077	23,951
Series 2022-93, Class GS, 0.00% (-1 x 30 day avg SOFR US + 3.65%), 05/20/2052(f)	228,358	6,273
Series 2023-111, Class ZA, 3.00%, 02/20/2052	505,019	354,659
Series 2023-81, Class IO, 5.00%, 04/20/2052(f)	519,476	101,138
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 08/05/2034(a)(b)	900,000	692,913
INTOWN Mortgage Trust, Series 2022-STAY, Class C, 9.05% (1 mo. Term SOFR + 3.69%), 08/15/2039(a)(b)	1,000,000	999,375
JP Morgan Chase Commercial Mortgage Securities
Series 2016-JP4, Class A3, 3.39%, 12/15/2049	1,071,000	1,012,916
Series 2019-BKWD, Class A, 6.98% (1 mo. Term SOFR + 1.61%), 09/15/2029(a)(b)	271,826	250,744
JP Morgan Mortgage Trust
Series 2015-1, Class B1, 6.68%, 12/25/2044(a)(b)	56,957	54,323
Series 2017-2, Class A13, 3.50%, 05/25/2047(a)(b)	6,532	5,736
Series 2017-5, Class A2, 3.68%, 10/26/2048(a)(b)	43,456	42,188
Series 2018-5, Class A13, 3.50%, 10/25/2048(a)(b)	30,689	26,351
Series 2018-7FRB, Class A2, 6.22% (1 mo. Term SOFR + 0.86%), 04/25/2046(a)(b)	15,195	14,567
Series 2018-8, Class A13, 4.00%, 01/25/2049(a)(b)	1,426	1,293
Series 2018-9, Class A13, 4.00%, 02/25/2049(a)(b)	1,343	1,216
Series 2019-1, Class A15, 4.00%, 05/25/2049(a)(b)	3,566	3,252
Series 2019-INV1, Class A11, 6.42% (1 mo. Term SOFR + 1.06%), 10/25/2049(a)(b)	11,813	11,416
Series 2020-1, Class B2, 3.82%, 06/25/2050(a)(b)	32,129	27,607
Series 2021-10, Class A15, 2.50%, 12/25/2051(a)(b)	83,477	66,586
Series 2021-11, Class A15, 2.50%, 01/25/2052(a)(b)	174,942	139,544
Series 2021-14, Class A15, 2.50%, 05/25/2052(a)(b)	109,141	87,057
Series 2021-15, Class A15, 2.50%, 06/25/2052(a)(b)	365,300	291,383
Series 2021-4, Class B2, 2.88%, 08/25/2051(a)(b)	116,918	90,162
Series 2021-7, Class A15, 2.50%, 11/25/2051(a)(b)	153,715	122,612
Series 2021-8, Class A15, 2.50%, 12/25/2051(a)(b)	112,328	89,599
Series 2022-2, Class A25, 3.00%, 08/25/2052(a)(b)	88,971	73,773
Series 2022-3, Class A25, 3.00%, 08/25/2052(a)(b)	392,376	326,331
Series 2022-4, Class A17A, 3.00%, 10/25/2052(a)(b)	270,220	224,736
Series 2022-6, Class A17A, 3.00%, 11/25/2052(a)(b)	228,051	189,665
Series 2022-7, Class 1A17, 3.00%, 12/25/2052(a)(b)	129,522	107,721
Series 2022-LTV1, Class A1, 3.25%, 07/25/2052(a)(b)	129,279	110,240
Series 2022-LTV2, Class A6, 3.50%, 09/25/2052(a)(b)	274,999	237,638
Series 2023-1, Class A15B, 5.50%, 06/25/2053(a)(b)	134,445	131,675

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE- BACKED SECURITIES - (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class D, 3.87%, 11/15/2047(a)(b)	$470,000	$316,715
Series 2014-C25, Class A4A1, 3.41%, 11/15/2047	234,627	229,710
Series 2015-C30, Class A4, 3.55%, 07/15/2048	72,738	69,948
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/2050	939,881	923,511
Manhattan West
Series 2020-1MW, Class A, 2.13%, 09/10/2039(a)	1,000,000	883,376
Series 2020-1MW, Class C, 2.33%, 09/10/2039(a)(b)	500,000	430,164
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A3, 3.45%, 07/15/2050	163,962	159,442
Series 2016-C29, Class A3, 3.06%, 05/15/2049	231,212	221,131
Series 2016-C29, Class D, 3.00%, 05/15/2049(a)	400,000	298,894
Morgan Stanley Capital I, Inc.
Series 2018-H3, Class A3, 3.92%, 07/15/2051	32,180	31,293
Series 2018-L1, Class A3, 4.14%, 10/15/2051	2,500,000	2,396,491
Series 2019-BPR, Class A, 7.34% (1 mo. Term SOFR + 1.99%), 05/15/2036(a)(b)	757,895	741,828
Series 2019-H6, Class A3, 3.16%, 06/15/2052	1,000,000	909,332
Series 2020-CNP, Class A, 2.43%, 04/05/2042(a)(b)	1,000,000	769,094
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-5, Class A9, 2.50%, 08/25/2051(a)(b)	145,145	115,776
Series 2021-6, Class A9, 2.50%, 09/25/2051(a)(b)	136,326	108,741
Series 2021-6, Class A4, 2.50%, 09/25/2051(a)(b)	122,927	106,793
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 06/07/2035(a)	36,409	34,543
MTN Commercial Mortgage Trust, Series 2022-L.P.FL, Class C, 7.76% (1 mo. Term SOFR + 2.39%), 03/15/2039(a)(b)	1,090,000	1,041,888
Natixis Commercial Mortgage Securities Trust
Series 2019-MILE, Class D, 8.19% (1 mo. Term SOFR + 2.83%), 07/15/2036(a)(b)	1,000,000	745,248
Series 2019-MILE, Class F, 9.69% (1 mo. Term SOFR + 4.33%), 07/15/2036(a)(b)	750,000	479,648
New Economy Assets LLC, Series 2021-1, Class B1, 2.41%, 10/20/2061(a)	1,730,000	1,402,556
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 6.22% (1 mo. Term SOFR + 0.86%), 01/25/2048(a)(b)	37,034	35,672
Oak Street Real Estate Capital LLC, Series 2023-NL.P., Class A, 6.09%, 03/15/2040(a)(b)	1,400,000	1,424,317
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(a)	1,725,000	1,460,442
One Market Plaza Trust
Series 2017-1MKT, Class A, 3.61%, 02/10/2032(a)	1,000,000	910,000
Series 2017-1MKT, Class B, 3.85%, 02/10/2032(a)	1,000,000	870,057
Series 2017-1MKT, Class D, 4.15%, 02/10/2032(a)	1,000,000	785,034
Onslow Bay Mortgage Loan Trust
Series 2018-1, Class A2, 6.12% (1 mo. Term SOFR + 0.76%), 06/25/2057(a)	12,736	12,122
Series 2021-J2, Class A19, 2.50%, 07/25/2051(a)	249,234	198,803
PennyMac Mortgage Investment Trust, Series 2021-1R, Class A, 8.37% (1 mo. Term SOFR + 3.01%), 02/27/2024(a)	451,159	448,885
RCKT Mortgage Trust
Series 2021-4, Class A21, 2.50%, 09/25/2051(a)(b)	308,482	246,063
Series 2022-2, Class A22, 2.50%, 02/25/2052(a)(b)	396,734	316,457
Series 2022-3, Class A21, 3.00%, 05/25/2052(a)(b)	148,252	123,298
Series 2022-4, Class A22, 3.50%, 06/25/2052(a)(b)	226,665	195,871
Resimac MBS Trust, Series 2020-1A, Class A1A, 6.52% (1 mo. Term SOFR + 1.16%), 02/07/2052(a)(b)	42,289	42,276
Rithm Capital Corp., Series 2019-NQM4, Class M1, 2.99%, 09/25/2059(a)	100,000	83,101
SCOTT Trust 2023-SFS, Series 2023-SFS, Class A, 5.91%, 03/15/2040(a)	1,550,000	1,556,903
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 08/25/2058	226,903	213,819

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE- BACKED SECURITIES - (continued)
Sequoia Mortgage Trust
Series 2015-2, Class A1, 3.50%, 05/25/2045(a)(b)	$9,289	$8,376
Series 2020-3, Class A19, 3.00%, 04/25/2050(a)(b)	48,991	40,741
Series 2021-4, Class A19, 2.50%, 06/25/2051(a)(b)	83,367	66,498
Series 2023-1, Class A19, 5.00%, 01/25/2053(a)(b)	205,577	195,154
Starwood Property Mortgage Trust
Series 2021-LIH, Class C, 7.43% (1 mo. Term SOFR + 2.07%), 11/15/2036(a)(b)	1,075,000	1,041,797
Series 2021-LIH, Class AS, 6.73% (1 mo. Term SOFR + 1.37%), 11/15/2036(a)(b)	1,000,000	976,914
STORE Master Funding LLC
Series 2019-1, Class A1, 2.82%, 11/20/2049(a)	995,839	918,082
Series 2021-1A, Class A1, 2.12%, 06/20/2051(a)	1,135,625	959,648
TYSN 2023-CRNR Mortgage Trust, Series 2023-CRNR, Class A, 6.80%, 12/10/2033(a)	1,000,000	1,040,805
UBS Commercial Mortgage Trust
Series 2017-C4, Class A3, 3.30%, 10/15/2050	546,616	511,989
Series 2017-C4, Class A4, 3.56%, 10/15/2050	148,558	138,500
Series 2017-C7, Class A3, 3.42%, 12/15/2050	239,250	224,774
Series 2018-C10, Class A3, 4.05%, 05/15/2051	1,203,041	1,137,929
Series 2018-C11, Class A3, 4.31%, 06/15/2051	387,053	373,868
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 06/10/2030(a)	41,197	37,508
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 3.75%, 03/10/2046(a)(b)	225,000	139,543
Verus Securitization Trust, Series 2019-4, Class M1, 3.21%, 11/25/2059(a)(b)	100,000	90,477
VNO Mortgage Trust, Series 2016-350P, Class A, 3.81%, 01/10/2035(a)	350,000	328,500
Wells Fargo Commercial Mortgage Trust
Series 2019-C50, Class A4, 3.47%, 05/15/2052	950,000	886,982
Series 2020-SDAL, Class C, 7.22% (1 mo. Term SOFR + 1.85%), 02/15/2037(a)(b)	1,295,000	1,265,459
Wells Fargo Mortgage Backed Securities Trust
Series 2019-2, Class A17, 4.00%, 04/25/2049(a)(b)	1,927	1,793
Series 2021-2, Class A17, 2.50%, 06/25/2051(a)(b)	302,275	241,112
Series 2022-2, Class A18, 2.50%, 12/25/2051(a)(b)	95,679	76,319
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class D, 4.01%, 05/15/2045(a)(b)	217,349	178,078
Series 2013-C18, Class C, 4.82%, 12/15/2046(b)	350,000	327,052
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $126,551,546)		117,843,134

CORPORATE BONDS - 23.3%
BASIC MATERIALS - 0.5%
Air Products and Chemicals, Inc., 4.80%, 03/03/2033	1,500,000	1,547,830
BHP Billiton Finance USA Ltd., 5.25%, 09/08/2033	980,000	1,016,276
CF Industries, Inc., 5.38%, 03/15/2044	153,000	145,981
Eastman Chemical Co., 5.75%, 03/08/2033	99,000	102,289
Ecolab, Inc.
5.25%, 01/15/2028	92,000	94,954
2.70%, 12/15/2051	147,000	99,483
FMG Resources August 2006 Pty Ltd., 6.13%, 04/15/2032(a)	500,000	503,602
Georgia-Pacific LLC, 0.95%, 05/15/2026(a)	485,000	443,203
LYB International Finance III LLC, 4.20%, 05/01/2050	205,000	163,211
Mosaic Co., 5.38%, 11/15/2028	39,000	39,802
Newmont Corp., 2.25%, 10/01/2030	775,000	668,903
NOVA Chemicals Corp., 4.88%, 06/01/2024(a)	200,000	198,252
Nucor Corp., 4.30%, 05/23/2027	104,000	102,984
Nutrien Ltd., 5.80%, 03/27/2053	74,000	79,107
RPM International, Inc.
4.55%, 03/01/2029	187,000	184,250
2.95%, 01/15/2032	49,000	41,293

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
BASIC MATERIALS - (continued)
Sasol Financing USA LLC, 5.88%, 03/27/2024	$200,000	$198,775
South32 Treasury Ltd., 4.35%, 04/14/2032(a)	160,000	144,199
Westlake Corp., 3.38%, 08/15/2061	167,000	107,390
Total Basic Materials		5,881,784

COMMUNICATIONS - 0.7%
Amazon.com, Inc.
3.30%, 04/13/2027	121,000	117,455
4.65%, 12/01/2029	79,000	81,118
3.60%, 04/13/2032	45,000	42,866
4.10%, 04/13/2062	204,000	180,190
AT&T, Inc.
5.40%, 02/15/2034	91,000	93,851
4.50%, 05/15/2035	151,000	143,030
4.90%, 08/15/2037	134,000	129,421
4.75%, 05/15/2046	342,000	309,119
3.50%, 09/15/2053	1,305,000	947,047
3.65%, 09/15/2059	28,000	20,067
3.85%, 06/01/2060	52,000	38,775
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38%, 10/23/2035	550,000	558,302
3.50%, 06/01/2041	79,000	55,838
3.50%, 03/01/2042	430,000	299,102
5.38%, 05/01/2047	400,000	339,929
4.80%, 03/01/2050	578,000	447,414
3.85%, 04/01/2061	51,000	31,789
Comcast Corp.
4.15%, 10/15/2028	120,000	118,328
3.40%, 04/01/2030	64,000	59,904
4.25%, 10/15/2030	90,000	88,702
4.60%, 10/15/2038	87,000	84,010
4.00%, 03/01/2048	252,000	211,461
5.50%, 05/15/2064	302,000	317,661
Corning, Inc., 5.45%, 11/15/2079	277,000	267,354
Cox Communications, Inc.
5.45%, 09/15/2028(a)	89,000	90,840
2.60%, 06/15/2031(a)	625,000	529,518
CSC Holdings LLC, 5.50%, 04/15/2027(a)	250,000	231,074
Discovery Communications LLC, 5.30%, 05/15/2049	97,000	83,281
Expedia Group, Inc., 2.95%, 03/15/2031	73,000	64,247
Paramount Global
4.38%, 03/15/2043	275,000	203,172
5.85%, 09/01/2043	37,000	33,302
4.60%, 01/15/2045	44,000	33,461
Telefonica Emisiones SA, 4.90%, 03/06/2048	150,000	132,209
Time Warner Cable LLC, 6.55%, 05/01/2037	4,000	3,941
T-Mobile USA, Inc.
3.88%, 04/15/2030	150,000	142,245
4.38%, 04/15/2040	475,000	428,584
3.00%, 02/15/2041	875,000	654,813
5.65%, 01/15/2053	37,000	38,523
3.60%, 11/15/2060	86,000	62,593

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
COMMUNICATIONS - (continued)
Verizon Communications, Inc.
1.50%, 09/18/2030	$1,000,000	$823,856
1.68%, 10/30/2030	25,000	20,594
2.55%, 03/21/2031	477,000	411,293
5.05%, 05/09/2033	121,000	123,435
3.40%, 03/22/2041	99,000	78,808
2.85%, 09/03/2041	114,000	84,219
3.88%, 03/01/2052	99,000	80,193
3.00%, 11/20/2060	184,000	120,615
Vodafone Group PLC
4.38%, 02/19/2043	62,000	54,046
4.25%, 09/17/2050	45,000	37,326
5.75%, 02/10/2063	74,000	75,051
Total Communications		9,623,972

CONSUMER, CYCLICAL - 1.0%
1011778 BC ULC / New Red Finance, Inc., 3.88%, 01/15/2028(a)	125,000	118,090
AutoZone, Inc., 6.25%, 11/01/2028	39,000	41,438
Caesars Entertainment, Inc., 7.00%, 02/15/2030(a)	150,000	153,816
Daimler Truck Finance North America LLC
5.20%, 01/17/2025(a)	153,000	152,904
5.13%, 01/19/2028(a)	159,000	159,934
Dana, Inc., 5.38%, 11/15/2027	75,000	74,483
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028	1,087,990	959,451
Delta Air Lines 2020-1 Class AA Pass Through Trust, 2.00%, 06/10/2028	395,361	350,601
Falabella SA, 4.38%, 01/27/2025(a)	400,000	386,473
Ford Motor Co., 4.75%, 01/15/2043	550,000	454,014
Ford Motor Credit Co. LLC
4.13%, 08/04/2025	200,000	194,389
6.80%, 11/07/2028	200,000	209,273
Gap, Inc.
3.63%, 10/01/2029(a)	50,000	42,750
3.88%, 10/01/2031(a)	125,000	102,965
General Motors Co., 6.25%, 10/02/2043	205,000	209,125
General Motors Financial Co., Inc.
5.80%, 01/07/2029	259,000	265,051
5.85%, 04/06/2030	131,000	135,094
2.70%, 06/10/2031	95,000	79,653
Genuine Parts Co., 6.50%, 11/01/2028	119,000	126,368
Home Depot, Inc., 4.90%, 04/15/2029	79,000	81,167
Hyatt Hotels Corp., 5.75%, 01/30/2027	61,000	62,338
Hyundai Capital America, 5.80%, 06/26/2025(a)	66,000	66,351
International Game Technology PLC, 6.50%, 02/15/2025(a)	200,000	200,207
Lowe's Cos., Inc.
2.80%, 09/15/2041	1,250,000	913,095
5.75%, 07/01/2053	1,150,000	1,218,357
4.45%, 04/01/2062	68,000	57,329
Marriott International, Inc./MD
4.90%, 04/15/2029	45,000	45,292
2.85%, 04/15/2031	281,000	243,198
3.50%, 10/15/2032	761,000	678,473

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, CYCLICAL - (continued)
McDonald's Corp.
4.80%, 08/14/2028	$235,000	$239,054
3.63%, 09/01/2049	156,000	125,028
5.45%, 08/14/2053	132,000	140,434
Mercedes-Benz Finance North America LLC
5.38%, 11/26/2025(a)	151,000	152,491
5.10%, 08/03/2028(a)	163,000	166,148
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	78,000	79,869
3.60%, 09/01/2027	100,000	96,376
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028(a)	25,000	25,739
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025	200,000	200,050
Starbucks Corp., 2.45%, 06/15/2026	500,000	475,806
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(a)	100,000	96,738
United Airlines, Inc.
4.38%, 04/15/2026(a)	185,000	180,265
4.63%, 04/15/2029(a)	35,000	32,733
Volkswagen Group of America Finance LLC, 6.45%, 11/16/2030(a)	200,000	212,951
Walmart, Inc., 1.80%, 09/22/2031	1,175,000	995,634
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	89,000	87,069
4.05%, 03/15/2029	138,000	130,933
5.05%, 03/15/2042	447,000	394,067
5.14%, 03/15/2052	235,000	201,714
5.39%, 03/15/2062	123,000	105,336
William Carter Co., 5.63%, 03/15/2027(a)	250,000	246,875
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)	150,000	117,750
Total Consumer, Cyclical		12,284,739

CONSUMER, NON-CYCLICAL - 3.7%
AbbVie, Inc.
4.55%, 03/15/2035	380,000	372,649
4.05%, 11/21/2039	174,000	157,113
4.75%, 03/15/2045	150,000	144,272
4.25%, 11/21/2049	482,000	429,536
Agilent Technologies, Inc., 2.30%, 03/12/2031	223,000	193,455
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.50%, 03/15/2029(a)	175,000	158,897
Amgen, Inc.
5.25%, 03/02/2033	1,192,000	1,222,077
2.80%, 08/15/2041	425,000	309,021
4.40%, 05/01/2045	37,000	32,839
5.65%, 03/02/2053	70,000	73,646
5.75%, 03/02/2063	74,000	77,637
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	119,608
4.90%, 02/01/2046	220,000	215,653
Anheuser-Busch InBev Worldwide, Inc.
4.35%, 06/01/2040	200,000	186,914
4.60%, 04/15/2048	56,000	53,002
Ascension Health
2.53%, 11/15/2029	630,000	562,380
3.11%, 11/15/2039	120,000	94,158

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
Astrazeneca Finance LLC
4.88%, 03/03/2028	$135,000	$137,635
4.90%, 03/03/2030	147,000	151,316
Bacardi Ltd., 4.45%, 05/15/2025(a)	880,000	867,584
BAT Capital Corp.
6.34%, 08/02/2030	130,000	136,487
2.73%, 03/25/2031	620,000	519,945
6.42%, 08/02/2033	215,000	224,953
BAT International Finance PLC
4.45%, 03/16/2028	740,000	727,762
5.93%, 02/02/2029	40,000	41,561
Becton Dickinson & Co.
4.69%, 02/13/2028	135,000	135,575
4.30%, 08/22/2032	60,000	57,882
Bristol-Myers Squibb Co.
5.75%, 02/01/2031	152,000	162,770
2.95%, 03/15/2032	117,000	103,967
6.40%, 11/15/2063	89,000	103,112
Bush Foundation, 2.75%, 10/01/2050	300,000	211,253
Cardinal Health, Inc., 4.50%, 11/15/2044	150,000	130,808
Cencora, Inc.
3.45%, 12/15/2027	46,000	44,316
4.25%, 03/01/2045	25,000	21,938
4.30%, 12/15/2047	76,000	68,074
Cigna Group (The)
4.38%, 10/15/2028	190,000	188,469
2.40%, 03/15/2030	505,000	442,176
3.88%, 10/15/2047	56,000	45,575
3.40%, 03/15/2050	217,000	160,667
Conagra Brands, Inc., 7.00%, 10/01/2028	159,000	171,313
Conservation Fund A Nonprofit Corp., 3.47%, 12/15/2029	1,000,000	882,067
Constellation Brands, Inc., 4.35%, 05/09/2027	67,000	66,424
CSL Finance PLC, 4.75%, 04/27/2052(a)	68,000	64,741
CVS Health Corp.
4.78%, 03/25/2038	512,000	485,060
5.13%, 07/20/2045	318,000	300,855
6.00%, 06/01/2063	61,000	64,676
Duke University Health System, Inc., 3.92%, 06/01/2047	70,000	59,705
Elevance Health, Inc.
2.88%, 09/15/2029	114,000	104,519
6.10%, 10/15/2052	54,000	61,215
Eli Lilly & Co.
4.70%, 02/27/2033	89,000	91,264
4.88%, 02/27/2053	85,000	87,913
ERAC USA Finance LLC, 4.20%, 11/01/2046(a)	325,000	283,504
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	92,000	91,684
Ford Foundation (The), 2.82%, 06/01/2070	161,000	102,629
General Mills, Inc.
5.50%, 10/17/2028	40,000	41,456
4.95%, 03/29/2033	64,000	64,883
Gilead Sciences, Inc., 5.55%, 10/15/2053	68,000	73,679
Haleon US Capital LLC, 3.63%, 03/24/2032	357,000	329,296

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
HCA, Inc.
3.38%, 03/15/2029	$57,000	$52,592
3.50%, 09/01/2030	126,000	114,222
7.75%, 07/15/2036	150,000	172,255
3.50%, 07/15/2051	145,000	102,105
4.63%, 03/15/2052	162,000	137,766
Hormel Foods Corp., 0.65%, 06/03/2024	147,000	144,059
Humana, Inc.
1.35%, 02/03/2027	140,000	126,262
5.88%, 03/01/2033	45,000	47,938
5.50%, 03/15/2053	37,000	38,403
J M Smucker Co.
5.90%, 11/15/2028	78,000	82,010
6.50%, 11/15/2043	48,000	53,472
6.50%, 11/15/2053	48,000	55,356
JBS USA LUX SA / JBS USA Food Co. / JBS Luxembourg SARL, 6.75%, 03/15/2034(a)	900,000	948,267
Kenvue, Inc., 4.90%, 03/22/2033	109,000	112,356
Keurig Dr Pepper, Inc., 4.42%, 12/15/2046	685,000	607,949
Kraft Heinz Foods Co.
4.38%, 06/01/2046	499,000	435,522
4.88%, 10/01/2049	78,000	73,906
Kroger Co., 3.88%, 10/15/2046	37,000	29,034
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030(a)	75,000	69,145
4.38%, 01/31/2032(a)	225,000	205,262
Mars, Inc., 4.65%, 04/20/2031(a)	1,094,000	1,096,960
Massachusetts Institute of Technology
4.68%, 07/01/2114	150,000	142,254
3.89%, 07/01/2116	75,000	58,816
Mather Foundation, 2.68%, 10/01/2031	1,000,000	829,714
McCormick & Co., Inc./MD, 4.95%, 04/15/2033	51,000	51,189
Medline Borrower L.P., 3.88%, 04/01/2029(a)	175,000	158,225
Merck & Co., Inc.
2.15%, 12/10/2031	1,150,000	981,811
2.75%, 12/10/2051	625,000	429,601
5.15%, 05/17/2063	114,000	118,852
Mylan, Inc.
5.40%, 11/29/2043	180,000	155,650
5.20%, 04/15/2048	275,000	227,227
NBM US Holdings, Inc., 6.63%, 08/06/2029(a)	800,000	784,369
Nestle Holdings, Inc.
5.25%, 03/13/2026(a)	153,000	155,495
4.95%, 03/14/2030(a)	900,000	927,054
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 4.13%, 04/30/2028(a)	275,000	253,127
Orlando Health Obligated Group, 4.09%, 10/01/2048	50,000	41,928
PepsiCo, Inc.
2.25%, 03/19/2025	131,000	127,242
3.60%, 02/18/2028	81,000	79,291
3.90%, 07/18/2032	92,000	89,992
4.00%, 03/05/2042	37,000	33,487
2.88%, 10/15/2049	1,000,000	733,907

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/2033	$758,000	$759,701
5.11%, 05/19/2043	74,000	73,737
5.30%, 05/19/2053	1,010,000	1,031,092
5.34%, 05/19/2063	187,000	188,795
Philip Morris International, Inc.
5.25%, 09/07/2028	575,000	591,430
5.13%, 02/15/2030	1,285,000	1,305,971
President and Fellows of Harvard College
3.62%, 10/01/2037	50,000	44,183
5.63%, 10/01/2038	515,000	566,225
6.50%, 01/15/2039(a)	105,000	121,426
Procter & Gamble Co.
3.95%, 01/26/2028	139,000	138,776
1.20%, 10/29/2030	1,150,000	952,618
Providence St Joseph Health Obligated Group, 2.53%, 10/01/2029	110,000	96,257
Quanta Services, Inc., 2.90%, 10/01/2030	98,000	85,992
Regeneron Pharmaceuticals, Inc., 2.80%, 09/15/2050	82,000	54,041
Roche Holdings, Inc.
2.13%, 03/10/2025(a)	803,000	778,520
5.49%, 11/13/2030(a)	231,000	243,905
5.59%, 11/13/2033(a)	980,000	1,056,766
Royalty Pharma PLC, 2.15%, 09/02/2031	166,000	135,591
S&P Global, Inc., 2.70%, 03/01/2029	130,000	120,203
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/2026	190,000	182,782
Smithfield Foods, Inc.
4.25%, 02/01/2027(a)	129,000	123,517
5.20%, 04/01/2029(a)	162,000	155,042
Stanford Health Care, 3.03%, 08/15/2051	1,000,000	700,149
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/2051	442,000	342,275
Stryker Corp., 4.85%, 12/08/2028	94,000	95,077
Sutter Health
5.16%, 08/15/2033	409,000	414,411
4.09%, 08/15/2048	125,000	107,944
Sysco Corp.
5.75%, 01/17/2029	1,000,000	1,041,680
5.95%, 04/01/2030	38,000	40,388
6.00%, 01/17/2034	1,325,000	1,434,310
4.50%, 04/01/2046	165,000	146,402
4.45%, 03/15/2048	290,000	254,285
6.60%, 04/01/2050	95,000	111,492
Tenet Healthcare Corp., 4.38%, 01/15/2030	200,000	185,348
Thermo Fisher Scientific, Inc., 5.00%, 01/31/2029	78,000	80,063
Triton Container International Ltd.
1.15%, 06/07/2024(a)	1,000,000	975,732
3.15%, 06/15/2031(a)	482,000	383,442
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032	95,000	76,055
Trustees of Boston College, 3.13%, 07/01/2052	169,000	123,400
Trustees of Princeton University (The)
5.70%, 03/01/2039	495,000	557,632
2.52%, 07/01/2050	90,000	61,179

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
CONSUMER, NON-CYCLICAL - (continued)
Unilever Capital Corp.
4.88%, 09/08/2028	$1,450,000	$1,488,059
2.13%, 09/06/2029	675,000	602,038
5.00%, 12/08/2033	1,000,000	1,037,254
United Rentals North America, Inc.
5.25%, 01/15/2030	70,000	68,923
3.88%, 02/15/2031	62,000	56,333
3.75%, 01/15/2032	50,000	44,240
UnitedHealth Group, Inc.
1.25%, 01/15/2026	234,000	219,100
5.25%, 02/15/2028	97,000	100,305
4.75%, 05/15/2052	257,000	247,068
5.05%, 04/15/2053	1,550,000	1,565,772
4.95%, 05/15/2062	52,000	51,291
University of Chicago (The), 2.76%, 04/01/2045	100,000	75,414
Vector Group Ltd., 5.75%, 02/01/2029(a)	250,000	228,894
Viatris, Inc.
3.85%, 06/22/2040	156,000	116,030
4.00%, 06/22/2050	309,000	217,356
Zoetis, Inc.
2.00%, 05/15/2030	675,000	581,222
5.60%, 11/16/2032	64,000	68,601
Total Consumer, Non-Cyclical		46,303,371

ENERGY - 2.6%
Aker BP ASA
4.00%, 01/15/2031(a)	500,000	459,099
3.10%, 07/15/2031(a)	900,000	769,762
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 7.88%, 05/15/2026(a)	175,000	179,239
Apache Corp.
6.00%, 01/15/2037	64,000	62,725
5.35%, 07/01/2049	301,000	250,267
BP Capital Markets America, Inc.
3.54%, 04/06/2027	264,000	256,677
4.81%, 02/13/2033	1,000,000	1,008,215
4.89%, 09/11/2033	1,213,000	1,234,204
3.00%, 02/24/2050	140,000	99,016
2.77%, 11/10/2050	1,000,000	668,804
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%(b) (d)	49,000	46,540
Canadian Natural Resources Ltd.
5.85%, 02/01/2035	310,000	315,623
6.25%, 03/15/2038	200,000	209,241
Cenovus Energy, Inc.
5.25%, 06/15/2037	77,000	73,536
3.75%, 02/15/2052	90,000	66,237
Cheniere Energy Partners L.P., 5.95%, 06/30/2033(a)	500,000	513,370
Chevron Corp., 2.24%, 05/11/2030	217,000	192,264
Chevron USA, Inc., 4.20%, 10/15/2049	52,000	45,712
Civitas Resources, Inc., 8.63%, 11/01/2030(a)	25,000	26,518
Colonial Enterprises, Inc., 3.25%, 05/15/2030(a)	510,000	462,933
Columbia Pipelines Operating Co. LLC, 5.93%, 08/15/2030(a)	215,000	222,313

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
ENERGY - (continued)
ConocoPhillips Co.
5.05%, 09/15/2033	$750,000	$770,539
5.30%, 05/15/2053	950,000	976,392
Continental Resources, Inc./OK, 3.80%, 06/01/2024	775,000	768,976
Continental Wind LLC, 6.00%, 02/28/2033(a)	1,035,111	1,054,782
DCP Midstream Operating L.P.
5.13%, 05/15/2029	320,000	319,815
6.75%, 09/15/2037(a)	550,000	604,448
Diamondback Energy, Inc.
3.50%, 12/01/2029	80,000	74,298
4.40%, 03/24/2051	151,000	124,900
6.25%, 03/15/2053	150,000	159,901
Ecopetrol SA
4.13%, 01/16/2025	200,000	195,421
8.63%, 01/19/2029	525,000	559,497
EIG Pearl Holdings Sarl, 3.55%, 08/31/2036(a)	350,000	304,500
Enbridge, Inc., 6.00%, 11/15/2028	540,000	566,925
Energy Transfer L.P.
4.95%, 05/15/2028	165,000	164,170
4.95%, 06/15/2028	115,000	114,550
6.55%, 12/01/2033	760,000	824,828
4.90%, 03/15/2035	157,000	149,436
6.13%, 12/15/2045	20,000	20,144
5.30%, 04/15/2047	110,000	100,853
Enterprise Products Operating LLC
4.85%, 08/15/2042	200,000	191,720
3.70%, 01/31/2051	37,000	29,439
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077(b)	121,000	115,677
EQT Corp., 3.63%, 05/15/2031(a)	91,000	81,269
Equinor ASA, 3.25%, 11/18/2049	1,000,000	757,565
Florida Gas Transmission Co. LLC, 2.30%, 10/01/2031(a)	355,000	291,237
Gray Oak Pipeline LLC, 3.45%, 10/15/2027(a)	173,000	160,860
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038(a)	200,000	208,515
6.51%, 02/23/2042(a)	200,000	211,425
Halliburton Co., 4.75%, 08/01/2043	107,000	100,330
Helmerich & Payne, Inc., 2.90%, 09/29/2031	375,000	315,286
Hess Corp., 6.00%, 01/15/2040	46,000	50,022
Hilcorp Energy I L.P. / Hilcorp Finance Co.
6.00%, 04/15/2030(a)	100,000	96,981
6.25%, 04/15/2032(a)	100,000	96,191
Marathon Oil Corp., 6.60%, 10/01/2037	48,000	50,713
MPLX L.P.
1.75%, 03/01/2026	1,655,000	1,548,144
5.50%, 02/15/2049	225,000	217,595
Murray Energy Corp., 12.00%, 04/15/2024(a)(c)	180,991	0
Occidental Petroleum Corp.
6.13%, 01/01/2031	123,000	127,697
4.40%, 04/15/2046	239,000	194,570
ONEOK Partners L.P., 6.65%, 10/01/2036	186,000	202,349

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
ENERGY - (continued)
ONEOK, Inc.
3.10%, 03/15/2030	$610,000	$547,357
4.95%, 07/13/2047	150,000	134,219
5.20%, 07/15/2048	300,000	281,131
4.50%, 03/15/2050	250,000	209,300
Ovintiv, Inc., 7.38%, 11/01/2031	231,000	254,467
Petroleos Mexicanos
6.49%, 01/23/2027	262,000	245,823
6.50%, 03/13/2027	200,000	186,426
6.75%, 09/21/2047	335,000	219,196
6.35%, 02/12/2048	23,000	14,596
Pioneer Natural Resources Co., 5.10%, 03/29/2026	1,144,000	1,152,338
Plains All American Pipeline L.P. / PAA Finance Corp., 6.65%, 01/15/2037	159,000	170,144
QatarEnergy, 2.25%, 07/12/2031(a)	200,000	170,058
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037	63,000	66,384
Sanchez Energy Corp.
6.13%, 01/15/2050(c)	100,000	0
7.75%, 12/31/2050(c)	150,000	0
Southwestern Energy Co., 4.75%, 02/01/2032	125,000	115,651
Sweihan PV Power Co. PJSC, 3.63%, 01/31/2049(a)	969,510	795,725
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 6.00%, 12/31/2030(a)	175,000	162,670
Targa Resources Corp.
6.15%, 03/01/2029	878,000	918,122
6.50%, 03/30/2034	750,000	809,452
6.50%, 02/15/2053	560,000	605,184
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	180,000	182,376
Teck Resources Ltd., 3.90%, 07/15/2030	1,000,000	927,974
Topaz Solar Farms LLC
5.75%, 09/30/2039(a)	943,184	937,148
4.88%, 09/30/2039(a)	303,126	277,821
TotalEnergies Capital International SA, 3.13%, 05/29/2050	375,000	274,899
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 05/15/2050	230,000	185,585
UEP Penonome II SA, 6.50%, 10/01/2038(a)	898,034	682,794
Valero Energy Partners L.P., 4.50%, 03/15/2028	350,000	343,704
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029(a)	25,000	22,682
4.13%, 08/15/2031(a)	25,000	22,025
Western Midstream Operating L.P., 5.30%, 03/01/2048	10,000	8,702
Williams Cos., Inc.
5.40%, 03/02/2026	1,000,000	1,009,992
5.30%, 08/15/2028	1,000,000	1,023,552
5.75%, 06/24/2044	322,000	324,389
4.90%, 01/15/2045	200,000	181,531
Total Energy		33,527,672

FINANCIAL - 9.4%
ABN AMRO Bank NV, 2.47% to 12/13/2028 then 1 Year CMT Rate + 1.10%, 12/13/2029(a)(b)	1,000,000	879,708
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/2026	150,000	138,888
Alexandria Real Estate Equities, Inc., 4.75%, 04/15/2035	135,000	130,950
American Express Co., 6.34% to 10/30/2025 then SOFR + 1.33%, 10/30/2026(b)	885,000	902,306
American Tower Corp., 2.30%, 09/15/2031	131,000	108,314
Americo Life, Inc., 3.45%, 04/15/2031(a)	110,000	86,122
Arthur J Gallagher & Co., 6.75%, 02/15/2054	48,000	56,005

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Athene Global Funding, 1.73%, 10/02/2026(a)	$237,000	$214,072
Athene Holding Ltd., 3.45%, 05/15/2052	51,000	34,268
Banco Santander SA
5.59%, 08/08/2028	400,000	407,851
6.92%, 08/08/2033	200,000	213,133
6.94%, 11/07/2033	1,200,000	1,332,227
9.63% to 11/21/2033 then 5 yr. CMT Rate + 5.30%(b)	1,200,000	1,311,000
Bank of America Corp.
0.98% to 09/25/2024 then SOFR + 0.91%, 09/25/2025(b)	32,000	30,884
2.46% to 10/22/2024 then 3 mo. Term SOFR + 1.13%, 10/22/2025(b)	496,000	482,982
4.45%, 03/03/2026	1,525,000	1,508,207
4.18%, 11/25/2027	496,000	482,032
3.82% to 01/20/2027 then 3 mo. Term SOFR + 1.84%, 01/20/2028(b)	1,367,000	1,313,389
3.97% to 02/07/2029 then 3 mo. Term SOFR + 1.47%, 02/07/2030(b)	186,000	176,048
3.19% to 07/23/2029 then 3 mo. Term SOFR + 1.44%, 07/23/2030(b)	45,000	40,802
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032(b)	1,675,000	1,414,253
2.57% to 10/20/2031 then SOFR + 1.21%, 10/20/2032(b)	530,000	439,408
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033(b)	116,000	110,569
5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034(b)	745,000	746,714
3.85% to 03/08/2032 then 5 yr. CMT Rate + 2.00%, 03/08/2037(b)	335,000	294,132
4.08% to 04/23/2039 then 3 mo. Term SOFR + 1.58%, 04/23/2040(b)	73,000	63,793
3.31% to 04/22/2041 then SOFR + 1.58%, 04/22/2042(b)	96,000	75,172
8.77% (3 mo. Term SOFR + 3.40%)(b)	1,000,000	1,000,410
5.13% to 06/20/2024 then 3 mo. Term SOFR + 3.55%(b)	290,000	285,063
Bank of Nova Scotia (The)
0.65%, 07/31/2024	1,000,000	972,113
5.65%, 02/01/2034	200,000	207,345
4.59% to 05/04/2032 then 5 yr. CMT Rate + 2.05%, 05/04/2037(b)	240,000	214,672
BankUnited, Inc.
4.88%, 11/17/2025	459,000	447,615
5.13%, 06/11/2030	168,000	153,244
Barclays PLC
5.83% to 05/09/2026 then SOFR + 2.21%, 05/09/2027(b)	1,430,000	1,442,787
3.56% to 09/23/2030 then 5 yr. CMT Rate + 2.90%, 09/23/2035(b)	400,000	342,927
9.63% to 06/15/2030 then USISSO05 + 5.78%(b)	1,150,000	1,194,563
BB Blue Financing DAC
4.40%, 09/20/2029	1,000,000	1,000,799
4.40%, 09/20/2037	1,000,000	1,016,277
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,300,000	1,125,529
Blue Owl Credit Income Corp., 7.75%, 09/16/2027	1,375,000	1,417,687
BNP Paribas SA
1.32% to 01/13/2026 then SOFR + 1.00%, 01/13/2027(a)(b)	730,000	673,146
1.68% to 06/30/2026 then SOFR + 0.91%, 06/30/2027(a)(b)	646,000	591,595
5.89% to 12/05/2033 then SOFR + 1.87%, 12/05/2034(a)(b)	1,378,000	1,439,241
8.50% to 08/14/2028 then 5 yr. CMT Rate + 4.35%(a)(b)(d)	1,000,000	1,047,224
BOC Aviation USA Corp., 1.63%, 04/29/2024(a)	200,000	197,461
Brixmor Operating Partnership L.P.
3.65%, 06/15/2024	500,000	493,360
3.90%, 03/15/2027	500,000	476,576
4.05%, 07/01/2030	625,000	584,032
Broadstone Net Lease LLC, 2.60%, 09/15/2031	515,000	399,036
CaixaBank SA, 6.68% to 09/13/2026 then SOFR + 2.08%, 09/13/2027(a)(b)	610,000	625,296
Cantor Fitzgerald L.P., 4.50%, 04/14/2027(a)	1,225,000	1,175,825

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Capital One Financial Corp., 7.62% to 10/30/2030 then SOFR + 3.07%, 10/30/2031(b)	$260,000	$285,710
CDP Financial, Inc., 1.00%, 05/26/2026(a)	1,000,000	922,065
Citigroup, Inc.
5.61% to 09/29/2025 then SOFR + 1.55%, 09/29/2026(b)	153,000	154,115
1.12% to 01/28/2026 then SOFR + 0.77%, 01/28/2027(b)	820,000	753,416
4.45%, 09/29/2027	1,637,000	1,599,362
3.67% to 07/24/2027 then 3 mo. Term SOFR + 1.65%, 07/24/2028(b)	5,000	4,765
3.98% to 03/20/2029 then 3 mo. Term SOFR + 1.60%, 03/20/2030(b)	610,000	578,844
2.98% to 11/05/2029 then SOFR + 1.42%, 11/05/2030(b)	160,000	142,463
2.57% to 06/03/2030 then SOFR + 2.11%, 06/03/2031(b)	58,000	49,545
2.56% to 05/01/2031 then SOFR + 1.17%, 05/01/2032(b)	300,000	250,298
5.88%, 02/22/2033	234,000	243,281
6.00%, 10/31/2033	218,000	229,975
6.17% to 05/25/2033 then SOFR + 2.66%, 05/25/2034(b)	55,000	56,913
2.90% to 11/03/2041 then SOFR + 1.38%, 11/03/2042(b)	51,000	36,678
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%(b)	1,050,000	1,072,155
5.00% to 09/12/2024 then SOFR + 3.81%(b)	225,000	218,406
4.70% to 01/30/2025 then SOFR + 3.23%(b)	55,000	51,155
Citizens Financial Group, Inc., 2.64%, 09/30/2032	363,000	280,261
Community Preservation Corp., 2.87%, 02/01/2030	1,000,000	875,896
Cooperatieve Rabobank UA, 1.00% to 09/24/2025 then 1 Year CMT Rate + 0.73%, 09/24/2026(a)(b)	261,000	242,311
Credit Agricole SA, 5.59%, 07/05/2026(a)	250,000	254,254
Credit Agricole SA/London, 1.91% to 06/16/2025 then SOFR + 1.68%, 06/16/2026(a)(b)	250,000	237,145
Credit Suisse AG/New York NY, 7.50%, 02/15/2028	250,000	273,802
Crown Castle, Inc.
5.00%, 01/11/2028	91,000	90,643
5.60%, 06/01/2029	79,000	80,778
5.20%, 02/15/2049	44,000	41,458
Danske Bank AS
3.24% to 12/20/2024 then 3 mo. LIBOR US + 1.59%, 12/20/2025(a)(b)	201,000	195,766
6.26% to 09/22/2025 then 1 Year CMT Rate + 1.18%, 09/22/2026(a)(b)	485,000	493,327
Deutsche Bank AG/New York NY
6.52% (SOFR + 1.22%), 11/16/2027(b)	240,000	232,477
2.31% to 11/16/2026 then SOFR + 1.22%, 11/16/2027(b)	180,000	164,590
2.55% to 01/07/2027 then SOFR + 1.32%, 01/07/2028(b)	150,000	137,689
6.82% to 11/20/2028 then SOFR + 2.51%, 11/20/2029(b)	1,100,000	1,158,129
3.74% to 01/07/2032 then SOFR + 2.26%, 01/07/2033(b)	225,000	184,706
Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026(a)	970,000	892,301
Enstar Group Ltd.
4.95%, 06/01/2029	291,000	283,625
3.10%, 09/01/2031	35,000	28,542
Equitable Financial Life Global Funding, 1.30%, 07/12/2026(a)	138,000	124,342
Everest Reinsurance Holdings, Inc., 3.13%, 10/15/2052	590,000	403,839
F&G Global Funding, 2.30%, 04/11/2027(a)	160,000	143,821
Fairfax Financial Holdings Ltd.
5.63%, 08/16/2032	500,000	499,515
6.00%, 12/07/2033(a)	545,000	559,374
Federation des Caisses Desjardins du Quebec, 5.15%, 11/27/2028(a)	600,000	614,992
Fifth Third Bancorp
6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029(b)	27,000	28,112
4.34% to 04/25/2032 then SOFR + 1.66%, 04/25/2033(b)	1,256,000	1,167,815

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
First Horizon Bank, 5.75%, 05/01/2030	$250,000	$235,706
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/2031(a)	940,000	748,302
GL.P. Capital L.P. / GL.P. Financing II, Inc., 5.38%, 04/15/2026	150,000	149,073
Goldman Sachs Group, Inc.
1.54% to 09/10/2026 then SOFR + 0.82%, 09/10/2027(b)	188,000	170,519
3.81% to 04/23/2028 then 3 mo. Term SOFR + 1.42%, 04/23/2029(b)	925,000	878,166
4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029(b)	1,198,000	1,158,858
2.62% to 04/22/2031 then SOFR + 1.28%, 04/22/2032(b)	770,000	646,345
2.38% to 07/21/2031 then SOFR + 1.25%, 07/21/2032(b)	120,000	98,595
6.75%, 10/01/2037	390,000	429,287
3.21% to 04/22/2041 then SOFR + 1.51%, 04/22/2042(b)	132,000	101,080
GPS Blue Financing DAC, 5.65%, 11/09/2041(a)	1,000,000	985,900
HAT Holdings I LLC / HAT Holdings II LLC
8.00%, 06/15/2027(a)	500,000	520,672
3.75%, 09/15/2030(a)	1,000,000	842,156
HNA 2015 LLC, 2.37%, 09/18/2027	221,526	211,524
Host Hotels & Resorts L.P.
3.50%, 09/15/2030	96,000	85,644
2.90%, 12/15/2031	850,000	713,137
HSBC Holdings PLC
2.25% to 11/22/2026 then SOFR + 1.10%, 11/22/2027(b)	400,000	367,148
6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029(b)	1,200,000	1,239,105
6.33% to 03/09/2043 then SOFR + 2.65%, 03/09/2044(b)	200,000	215,540
Huntington Bancshares, Inc./OH
6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029(b)	145,000	149,514
2.55%, 02/04/2030	43,000	36,780
ING Groep NV
4.02% to 03/28/2027 then SOFR + 1.83%, 03/28/2028(b)	1,000,000	969,846
6.11% to 09/11/2033 then SOFR + 2.09%, 09/11/2034(b)	800,000	839,013
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	138,000	138,630
5.20%, 06/15/2062	92,000	94,221
Intesa Sanpaolo SpA
7.20%, 11/28/2033(a)	1,000,000	1,066,014
7.80%, 11/28/2053(a)	1,000,000	1,097,971
7.78% to 06/20/2053 then 1 Year CMT Rate + 3.90%, 06/20/2054(a)	200,000	206,227
JPMorgan Chase & Co.
2.01% to 03/13/2025 then 3 mo. Term SOFR + 1.59%, 03/13/2026(b)	420,000	403,511
3.78% to 02/01/2027 then 3 mo. Term SOFR + 1.60%, 02/01/2028(b)	300,000	289,764
3.54% to 05/01/2027 then 3 mo. Term SOFR + 1.64%, 05/01/2028(b)	154,000	146,970
4.01% to 04/23/2028 then 3 mo. Term SOFR + 1.38%, 04/23/2029(b)	1,240,000	1,193,058
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029(b)	307,000	272,202
2.74% to 10/15/2029 then 3 mo. Term SOFR + 1.51%, 10/15/2030(b)	2,250,000	2,000,528
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032(b)	405,000	342,564
2.55% to 11/08/2031 then SOFR + 1.18%, 11/08/2032(b)	646,000	539,008
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033(b)	73,000	72,177
2.53% to 11/19/2040 then 3 mo. Term SOFR + 1.51%, 11/19/2041(b)	575,000	406,550
4.00% to 04/01/2025 then 3 mo. Term SOFR + 2.75%(b)	975,000	915,802
4.60% to 02/01/2025 then 3 mo. Term SOFR + 3.13%(b)	165,000	159,113
6.13% to 04/30/2024 then 3 mo. Term SOFR + 3.59%(b)	129,000	127,851
KeyBank NA/Cleveland OH, 3.40%, 05/20/2026	255,000	238,995

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Kimco Realty OP LLC
2.25%, 12/01/2031	$1,100,000	$898,110
4.60%, 02/01/2033	135,000	130,225
Landwirtschaftliche Rentenbank, 0.88%, 09/03/2030	1,000,000	813,971
Liberty Mutual Group, Inc.
4.57%, 02/01/2029(a)	700,000	684,090
3.95%, 10/15/2050(a)	120,000	90,690
3.95%, 05/15/2060(a)	85,000	61,094
Low Income Investment Fund, 3.39%, 07/01/2026	1,000,000	943,123
L.P.L Holdings, Inc., 4.38%, 05/15/2031(a)	325,000	294,297
M&T Bank Corp., 7.41% to 10/30/2028 then SOFR + 2.80%, 10/30/2029(b)	48,000	51,630
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. LIBOR US + 1.37%, 11/28/2028(a)	8,000	7,485
Mastercard, Inc., 1.90%, 03/15/2031	1,000,000	853,069
Mitsubishi UFJ Financial Group, Inc.
4.79% to 07/18/2024 then 1 Year CMT Rate + 1.70%, 07/18/2025(b)	400,000	398,109
5.24% to 04/19/2028 then 1 Year CMT Rate + 1.70%, 04/19/2029(b)	655,000	664,797
Mizuho Financial Group, Inc.
2.56% to 09/13/2024 then 3 mo. Term SOFR + 1.36%, 09/13/2025(b)	281,000	275,319
5.78% to 07/06/2028 then 1 Year CMT Rate + 1.65%, 07/06/2029(b)	292,000	300,375
Morgan Stanley
1.16% to 10/21/2024 then SOFR + 0.56%, 10/21/2025(b)	92,000	88,540
4.68% to 07/17/2025 then SOFR + 1.67%, 07/17/2026(b)	62,000	61,405
3.95%, 04/23/2027	950,000	922,174
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027(b)	80,000	73,711
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027(b)	246,000	224,698
3.59%, 07/22/2028(b)	405,000	386,631
3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029(b)	1,155,000	1,101,503
4.43% to 01/23/2029 then 3 mo. Term SOFR + 1.89%, 01/23/2030(b)	440,000	428,550
3.62% to 04/01/2030 then SOFR + 3.12%, 04/01/2031(b)	46,000	42,376
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032(b)	210,000	171,411
2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033(b)	2,450,000	2,084,112
2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036(b)	32,000	25,363
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037(b)	168,000	163,480
3.22% to 04/22/2041 then SOFR + 1.49%, 04/22/2042(b)	132,000	101,531
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/2027	1,310,000	1,262,320
MPT Operating Partnership L.P. / MPT Finance Corp.
5.00%, 10/15/2027	150,000	122,526
3.50%, 03/15/2031	200,000	125,045
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88% to 05/23/2032 then 5 yr. CMT Rate + 3.98%, 05/23/2042(a)(b)	1,000,000	1,000,000
Nasdaq, Inc.
5.95%, 08/15/2053	37,000	39,743
6.10%, 06/28/2063	44,000	47,502
National Community Renaissance of California, 3.27%, 12/01/2032	1,000,000	821,726
National Health Investors, Inc., 3.00%, 02/01/2031	100,000	79,932
New York Community Bancorp, Inc., 8.43% (3 mo. Term SOFR + 3.04%), 11/06/2028(b)	165,000	162,738
New York Life Global Funding, 4.85%, 01/09/2028(a)	65,000	65,384
Nomura Holdings, Inc., 2.61%, 07/14/2031	200,000	166,109
Northwestern Mutual Global Funding, 4.35%, 09/15/2027(a)	89,000	87,744
Nuveen Finance LLC, 4.13%, 11/01/2024(a)	400,000	393,872
OFS Capital Corp., 4.75%, 02/10/2026	1,300,000	1,178,843

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	$96,000	$81,564
3.25%, 04/15/2033	169,000	136,361
OMERS Finance Trust
3.50%, 04/19/2032(a)	1,000,000	921,236
4.00%, 04/19/2052(a)	1,000,000	820,648
OneMain Finance Corp., 3.88%, 09/15/2028	100,000	88,475
PNC Financial Services Group, Inc., 6.88% to 10/20/2033 then SOFR + 2.28%, 10/20/2034(b)	280,000	310,839
Preservation Of Affordable Housing, Inc., 4.48%, 12/01/2032	1,000,000	983,490
Principal Life Global Funding II, 0.50%, 01/08/2024(a)	109,000	108,915
Progressive Corp., 3.70%, 01/26/2045	500,000	401,722
Prudential Financial, Inc., 5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(b)	70,000	67,201
Prudential Funding Asia PLC, 3.13%, 04/14/2030	56,000	50,818
Public Storage Operating Co., 5.35%, 08/01/2053	36,000	37,586
Realty Income Corp., 3.25%, 01/15/2031	285,000	258,940
Regency Centers L.P., 3.75%, 06/15/2024	500,000	494,148
Regions Financial Corp., 7.38%, 12/10/2037	259,000	291,009
Reinvestment Fund, Inc., 3.88%, 02/15/2027	500,000	461,990
Royal Bank of Canada, 4.85%, 12/14/2026(a)	1,000,000	1,007,384
SBL Holdings, Inc., 5.00%, 02/18/2031(a)	124,000	102,093
ScuL.P.tor Alternative Solutions LLC, 6.00%, 05/15/2029(a)	1,720,000	1,469,568
Security Benefit Global Funding, 1.25%, 05/17/2024(a)	84,000	82,385
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/2028(a)	1,000,000	999,830
Signature Bank/New York NY, 4.00% to 10/15/2025 then 3 Month AMERIBOR + 3.89%, 10/15/2030(b)	150,000	59,250
Societe Generale SA
3.88%, 03/28/2024(a)	350,000	348,321
2.80% to 01/19/2027 then 1 Year CMT Rate + 1.30%, 01/19/2028(a)(b)	795,000	732,148
10.00% to 05/14/2029 then 5 yr. CMT Rate + 5.45%(a)(b)	1,050,000	1,121,940
State Bank of India/London, 4.38%, 01/24/2024(a)	205,000	204,854
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 03/09/2026(a)	245,000	248,128
Sun Communities Operating L.P.
2.30%, 11/01/2028	750,000	655,969
5.70%, 01/15/2033	285,000	288,509
Swedbank AB, 1.54%, 11/16/2026(a)	213,000	194,187
Synchrony Financial, 4.50%, 07/23/2025	708,000	691,607
Teachers Insurance & Annuity Association of America, 3.30%, 05/15/2050(a)	210,000	154,842
Thirax 2 LLC, 2.32%, 01/22/2034	870,835	783,415
Toronto-Dominion Bank (The), 5.26%, 12/11/2026	133,000	135,614
Truist Financial Corp.
4.00%, 05/01/2025	353,000	346,860
7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029(b)	300,000	324,010
5.12% to 01/26/2033 then SOFR + 1.85%, 01/26/2034(b)	80,000	77,464
UBS Group AG
1.49% to 08/10/2026 then 1 Year CMT Rate + 0.85%, 08/10/2027(a)(b)	1,075,000	971,309
3.09% to 05/14/2031 then SOFR + 1.73%, 05/14/2032(a)(b)	285,000	242,725
6.30% to 09/22/2033 then 1 Year CMT Rate + 2.00%, 09/22/2034(a)(b)	1,000,000	1,058,623
9.25% to 11/13/2028 then 5 yr. CMT Rate + 4.75%(a)(b)	625,000	674,236
9.25% to 11/13/2033 then 5 yr. CMT Rate + 4.76%(a)(b)	525,000	581,839
UniCredit SpA
2.57% to 09/22/2025 then 1 Year CMT Rate + 2.30%, 09/22/2026(a)(b)	1,000,000	940,044
5.86% to 06/19/2027 then 5 Year Mid Swap Rate USD + 3.70%, 06/19/2032(a)(b)	200,000	195,674
U.S. Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036(b)	195,000	151,229

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
FINANCIAL - (continued)
USAA Capital Corp.
3.38%, 05/01/2025(a)	$150,000	$146,836
2.13%, 05/01/2030(a)	1,000,000	839,671
Valley National Bancorp, 3.00% to 06/15/2026 then 3 mo. Term SOFR + 2.36%, 06/15/2031(b)	231,000	196,406
Visa, Inc., 1.90%, 04/15/2027	1,000,000	929,487
Vornado Realty L.P., 2.15%, 06/01/2026	78,000	70,332
W R Berkley Corp., 4.00%, 05/12/2050	160,000	127,293
Washington Aircraft 2 Co. DAC, 6.04% (3 mo. Term SOFR + 0.69%), 06/26/2024(b)	90,378	90,476
Wells Fargo & Co.
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026(b)	1,000,000	989,322
4.30%, 07/22/2027	655,000	641,082
2.39% to 06/02/2027 then SOFR + 2.10%, 06/02/2028(b)	42,000	38,469
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029(b)	1,160,000	1,184,439
2.57% to 02/11/2030 then 3 mo. Term SOFR + 1.26%, 02/11/2031(b)	762,000	658,460
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034(b)	435,000	436,890
6.49% to 10/23/2033 then SOFR + 2.06%, 10/23/2034(b)	380,000	413,397
3.07% to 04/30/2040 then SOFR + 2.53%, 04/30/2041(b)	814,000	615,837
5.61%, 01/15/2044	84,000	83,616
Weyerhaeuser Co.
4.75%, 05/15/2026	132,000	131,365
4.00%, 03/09/2052	64,000	52,666
Willis North America, Inc., 4.65%, 06/15/2027	181,000	179,005
WLB Asset II B Pte Ltd., 3.95%, 12/10/2024(a)	1,000,000	945,004
WLB Asset II C Pte Ltd., 3.90%, 12/23/2025(a)	1,000,000	934,045
WLB Asset II D Pte Ltd., 6.50%, 12/21/2026(a)	1,000,000	966,393
WLB Asset II Pte Ltd., 4.00%, 01/14/2024(a)	250,000	245,000
Zions Bancorp NA, 3.25%, 10/29/2029	271,000	221,551
Total Financial		118,750,168

INDUSTRIAL - 1.2%
AECOM, 5.13%, 03/15/2027	100,000	99,280
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	62,000	53,367
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	200,000	199,284
Ball Corp.
6.00%, 06/15/2029	275,000	280,823
3.13%, 09/15/2031	100,000	86,219
Berry Global, Inc., 1.57%, 01/15/2026	1,010,000	938,285
Boeing Co.
2.20%, 02/04/2026	1,150,000	1,086,620
5.15%, 05/01/2030	96,000	97,729
3.38%, 06/15/2046	79,000	58,040
3.63%, 03/01/2048	565,000	422,907
5.93%, 05/01/2060	159,000	164,643
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	27,000	25,075
4.15%, 12/15/2048	119,000	104,736
4.45%, 01/15/2053	67,000	63,146
Canadian Pacific Railway Co., 4.70%, 05/01/2048	70,000	63,519
Carlisle Cos., Inc., 2.20%, 03/01/2032	382,000	311,639
Carrier Global Corp.
5.90%, 03/15/2034(a)	729,000	788,482
3.38%, 04/05/2040	180,000	144,820

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
INDUSTRIAL - (continued)
Caterpillar Financial Services Corp.
5.40%, 03/10/2025	$135,000	$135,955
4.80%, 01/06/2026	109,000	109,623
4.35%, 05/15/2026	36,000	35,923
1.70%, 01/08/2027	89,000	82,246
3.60%, 08/12/2027	47,000	45,896
Cemex SAB de CV, 9.13% to 06/14/2028 then 5 yr. CMT Rate + 5.16%(a)(b)(d)	625,000	665,624
CNH Industrial Capital LLC, 5.50%, 01/12/2029	119,000	122,641
CSX Corp., 4.50%, 11/15/2052	110,000	102,078
Flowserve Corp., 2.80%, 01/15/2032	245,000	202,374
GATX Corp.
3.25%, 09/15/2026	107,000	102,052
6.05%, 03/15/2034	88,000	91,386
GFL Environmental, Inc., 6.75%, 01/15/2031(a)	90,000	92,725
Honeywell International, Inc.
4.25%, 01/15/2029	96,000	96,202
1.75%, 09/01/2031	119,000	99,289
Illinois Tool Works, Inc., 3.50%, 03/01/2024	8,000	7,971
Ingersoll Rand, Inc.
5.40%, 08/14/2028	18,000	18,548
5.70%, 08/14/2033	83,000	87,814
Jabil, Inc., 5.45%, 02/01/2029	45,000	45,977
Jacobs Engineering Group, Inc.
6.35%, 08/18/2028	64,000	66,841
5.90%, 03/01/2033	49,000	50,021
John Deere Capital Corp.
3.40%, 06/06/2025	185,000	181,861
1.30%, 10/13/2026	92,000	84,619
4.75%, 01/20/2028	93,000	94,539
4.95%, 07/14/2028	62,000	63,563
L3Harris Technologies, Inc., 5.40%, 07/31/2033	144,000	149,723
Lennox International, Inc., 5.50%, 09/15/2028	95,000	97,553
Lockheed Martin Corp., 4.45%, 05/15/2028	103,000	103,546
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	80,000	67,867
Masonite International Corp., 3.50%, 02/15/2030(a)	125,000	108,353
Mexico City Airport Trust
3.88%, 04/30/2028(a)	200,000	187,408
5.50%, 07/31/2047(a)	200,000	172,000
Nature Conservancy (The)
6.72% (3 mo. Term SOFR + 1.34%), 02/01/2024(b)	520,000	519,998
1.51%, 07/01/2029	300,000	249,719
Northrop Grumman Corp., 4.95%, 03/15/2053	60,000	59,427
nVent Finance Sarl, 2.75%, 11/15/2031	254,000	207,982
Packaging Corp. of America, 5.70%, 12/01/2033	126,000	132,638
Parker-Hannifin Corp., 4.25%, 09/15/2027	125,000	123,905
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
5.70%, 02/01/2028(a)	47,000	48,017
6.05%, 08/01/2028(a)	88,000	91,211
6.20%, 06/15/2030(a)	58,000	60,870
Republic Services, Inc., 5.00%, 04/01/2034	109,000	111,616

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
INDUSTRIAL - (continued)
RTX Corp.
6.10%, 03/15/2034	$1,200,000	$1,302,293
5.38%, 02/27/2053	118,000	119,843
6.40%, 03/15/2054	73,000	84,511
Ryder System, Inc.
5.25%, 06/01/2028	88,000	89,144
6.60%, 12/01/2033	101,000	111,979
Sealed Air Corp./Sealed Air Corp. US, 6.13%, 02/01/2028(a)	25,000	25,215
Sonoco Products Co., 1.80%, 02/01/2025	406,000	390,502
Standard Industries, Inc./NJ
4.75%, 01/15/2028(a)	125,000	120,337
4.38%, 07/15/2030(a)	175,000	160,718
Stanley Black & Decker, Inc., 4.00% to 03/15/2025 then 5 yr. CMT Rate + 2.66%, 03/15/2060(b)	309,000	256,954
Tote Shipholdings LLC, 3.40%, 10/16/2040	919,000	855,324
Trimble, Inc.
4.90%, 06/15/2028	62,000	62,295
6.10%, 03/15/2033	63,000	67,423
TTX Co., 5.50%, 09/25/2026(a)	250,000	254,134
Union Pacific Corp., 2.97%, 09/16/2062	225,000	151,331
Vontier Corp., 2.95%, 04/01/2031	7,000	5,890
Waste Connections, Inc.
4.25%, 12/01/2028	68,000	67,659
2.20%, 01/15/2032	193,000	161,108
Waste Management, Inc.
4.63%, 02/15/2030	44,000	44,497
4.88%, 02/15/2034	233,000	237,670
Total Industrial		14,735,042

TECHNOLOGY - 0.8%
Apple, Inc.
3.00%, 06/20/2027	1,000,000	961,264
1.40%, 08/05/2028	240,000	212,637
2.65%, 05/11/2050	106,000	72,964
2.70%, 08/05/2051	75,000	51,571
3.95%, 08/08/2052	95,000	83,143
2.80%, 02/08/2061	10,000	6,799
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	29,000	30,635
Broadcom, Inc.
2.45%, 02/15/2031(a)	198,000	169,302
3.42%, 04/15/2033(a)	809,000	710,550
3.14%, 11/15/2035(a)	194,000	159,271
3.19%, 11/15/2036(a)	452,000	366,280
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024	350,000	348,981
2.67%, 12/01/2026	315,000	294,752
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	108,000	132,829
3.38%, 12/15/2041	165,000	124,413
Fidelity National Information Services, Inc., 5.63%, 07/15/2052	92,000	93,376
Fiserv, Inc.
5.63%, 08/21/2033	111,000	116,281
4.40%, 07/01/2049	166,000	146,314
Foundry JV Holdco LLC, 5.88%, 01/25/2034(a)	200,000	205,427

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
TECHNOLOGY - (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	$200,000	$186,184
5.25%, 07/01/2028	137,000	140,052
Intel Corp.
4.15%, 08/05/2032	1,000,000	977,180
5.63%, 02/10/2043	95,000	101,555
Intuit, Inc., 5.20%, 09/15/2033	68,000	71,188
Leidos, Inc.
4.38%, 05/15/2030	119,000	113,929
5.75%, 03/15/2033	68,000	70,909
Oracle Corp.
2.30%, 03/25/2028	244,000	222,324
6.25%, 11/09/2032	2,120,000	2,306,317
4.90%, 02/06/2033	72,000	71,672
3.80%, 11/15/2037	296,000	251,536
4.00%, 11/15/2047	108,000	85,545
5.55%, 02/06/2053	36,000	36,010
QUALCOMM, Inc., 6.00%, 05/20/2053	52,000	59,833
Texas Instruments, Inc.
4.60%, 02/15/2028	90,000	91,440
5.00%, 03/14/2053	74,000	75,756
5.05%, 05/18/2063	1,000,000	1,024,351
Total Technology		10,172,570

UTILITIES - 3.4%
Abu Dhabi National Energy Co. PJSC, 2.00%, 04/29/2028(a)	200,000	180,210
AEP Transmission Co. LLC, 4.25%, 09/15/2048	425,000	365,544
AES Corp.
5.45%, 06/01/2028	1,092,000	1,110,021
2.45%, 01/15/2031	190,000	159,608
Alabama Power Co., 3.75%, 03/01/2045	170,000	138,111
Alfa Desarrollo SpA, 4.55%, 09/27/2051(a)	198,752	155,162
Alliant Energy Finance LLC, 5.95%, 03/30/2029(a)	62,000	64,460
Ameren Corp., 5.70%, 12/01/2026	57,000	58,287
American Electric Power Co., Inc.
3.20%, 11/13/2027	93,000	88,509
5.63%, 03/01/2033	83,000	86,469
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.88%, 08/20/2026	225,000	222,782
Arizona Public Service Co.
6.35%, 12/15/2032	630,000	683,814
3.75%, 05/15/2046	500,000	380,188
Atmos Energy Corp., 5.75%, 10/15/2052	99,000	108,784
Avangrid, Inc., 3.20%, 04/15/2025	269,000	261,280
CaL.P.ine Corp., 3.75%, 03/01/2031(a)	450,000	394,687
CMS Energy Corp., 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050(b)	117,000	105,643
Comision Federal de Electricidad, 4.69%, 05/15/2029(a)	400,000	375,799
Commonwealth Edison Co., 3.70%, 08/15/2028	320,000	309,318
Connecticut Light and Power Co., 4.00%, 04/01/2048	105,000	89,136
Consolidated Edison Co. of New York, Inc.
4.45%, 03/15/2044	55,000	49,244
3.95%, 04/01/2050	90,000	75,105
Consorcio Transmantaro SA, 4.70%, 04/16/2034(a)	430,000	406,634
Constellation Energy Generation LLC, 6.50%, 10/01/2053	56,000	63,152

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
UTILITIES - (continued)
Dominion Energy, Inc.
3.38%, 04/01/2030	$230,000	$211,742
2.25%, 08/15/2031	1,000,000	828,198
5.75% to 10/01/2024 then 3 mo. LIBOR US + 3.06%, 10/01/2054(b)	55,000	54,019
DTE Electric Co.
1.90%, 04/01/2028	1,000,000	899,598
3.95%, 03/01/2049	258,000	216,761
DTE Energy Co., 4.88%, 06/01/2028	135,000	136,170
Duke Energy Carolinas LLC
3.55%, 03/15/2052	52,000	39,832
5.40%, 01/15/2054	37,000	38,124
Duke Energy Florida LLC
3.80%, 07/15/2028	550,000	533,733
2.50%, 12/01/2029	1,000,000	891,583
4.20%, 07/15/2048	50,000	43,210
5.95%, 11/15/2052	51,000	55,800
Duke Energy Indiana LLC, 2.75%, 04/01/2050	930,000	601,241
Duke Energy Ohio, Inc., 5.65%, 04/01/2053	37,000	38,751
Duke Energy Progress LLC, 4.00%, 04/01/2052	80,000	65,738
Electricite de France SA, 5.70%, 05/23/2028(a)	210,000	217,276
Emera US Finance L.P.
3.55%, 06/15/2026	225,000	216,783
4.75%, 06/15/2046	190,000	156,315
Entergy Mississippi LLC, 3.50%, 06/01/2051	41,000	30,446
Entergy Texas, Inc.
4.50%, 03/30/2039	424,000	386,921
5.00%, 09/15/2052	40,000	37,996
Exelon Corp., 5.60%, 03/15/2053	52,000	52,834
Florida Power & Light Co., 2.88%, 12/04/2051	570,000	394,833
Georgia Power Co., 3.25%, 03/15/2051	175,000	126,564
Indiana Michigan Power Co., 5.63%, 04/01/2053	42,000	44,061
Interstate Power and Light Co.
4.10%, 09/26/2028	775,000	752,068
3.50%, 09/30/2049	92,000	68,115
ITC Holdings Corp., 4.95%, 09/22/2027(a)	450,000	452,439
Jersey Central Power & Light Co., 2.75%, 03/01/2032(a)	62,000	52,327
Kentucky Power Co., 7.00%, 11/15/2033(a)	188,000	202,115
KeySpan Gas East Corp., 5.99%, 03/06/2033(a)	118,000	119,994
Liberty Utilities Finance GP 1, 2.05%, 09/15/2030(a)	1,138,000	923,072
Metropolitan Edison Co., 5.20%, 04/01/2028(a)	157,000	158,141
MidAmerican Energy Co.
3.10%, 05/01/2027	624,000	597,090
5.35%, 01/15/2034	875,000	921,982
5.85%, 09/15/2054	975,000	1,078,646
National Fuel Gas Co.
5.50%, 01/15/2026	1,225,000	1,226,330
5.50%, 10/01/2026	1,175,000	1,176,743
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	543,000	528,957
4.80%, 03/15/2028	55,000	55,627
4.15%, 12/15/2032	1,000,000	948,869

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
UTILITIES - (continued)
New York State Electric & Gas Corp.
5.65%, 08/15/2028(a)	$1,000,000	$1,025,319
2.15%, 10/01/2031(a)	1,225,000	975,240
5.85%, 08/15/2033(a)	124,000	129,856
NextEra Energy Capital Holdings, Inc.
6.05%, 03/01/2025	253,000	255,253
5.75%, 09/01/2025	61,000	61,577
NextEra Energy Operating Partners L.P., 7.25%, 01/15/2029(a)	1,016,000	1,063,658
Niagara Mohawk Power Corp., 5.78%, 09/16/2052(a)	1,000,000	1,034,162
Northwest Natural Gas Co., 3.08%, 12/01/2051	1,000,000	645,116
Ohio Edison Co., 5.50%, 01/15/2033(a)	930,000	941,230
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	37,000	38,851
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/2032	98,000	94,059
ONE Gas, Inc., 5.10%, 04/01/2029	39,000	39,761
Pacific Gas and Electric Co.
4.95%, 06/08/2025	57,000	56,626
4.30%, 03/15/2045	243,000	190,144
3.95%, 12/01/2047	107,000	78,227
4.95%, 07/01/2050	320,000	273,341
6.70%, 04/01/2053	1,000,000	1,084,997
PacifiCorp, 4.13%, 01/15/2049	935,000	755,629
PPL Electric Utilities Corp., 4.15%, 06/15/2048	85,000	74,660
Public Service Co. of Colorado
3.70%, 06/15/2028	577,000	554,442
4.10%, 06/15/2048	244,000	198,027
2.70%, 01/15/2051	274,000	171,847
Public Service Co. of Oklahoma, 2.20%, 08/15/2031	1,207,000	1,000,517
Public Service Electric and Gas Co.
2.70%, 05/01/2050	420,000	287,524
5.13%, 03/15/2053	800,000	833,093
San Diego Gas & Electric Co.
4.95%, 08/15/2028	1,000,000	1,020,496
2.95%, 08/15/2051	1,375,000	967,726
SCE Recovery Funding LLC, 2.94%, 11/15/2042	1,627,000	1,329,800
Sociedad de Transmision Austral SA, 4.00%, 01/27/2032(a)	1,000,000	882,989
Southern California Edison Co.
5.85%, 11/01/2027	770,000	804,046
4.13%, 03/01/2048	110,000	92,335
Southern California Gas Co., 4.30%, 01/15/2049	75,000	63,591
Southern Co. (The), 4.48%, 08/01/2024(e)	116,000	115,038
Southern Power Co., 4.15%, 12/01/2025	1,000,000	984,854
Southwestern Electric Power Co., 5.30%, 04/01/2033	58,000	58,001
Southwestern Public Service Co., 3.75%, 06/15/2049	360,000	274,670
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/2033(a)	405,400	404,095
Union Electric Co.
2.95%, 06/15/2027	43,000	40,953
3.90%, 04/01/2052	1,155,000	950,108
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%(a)(b)(d)	1,000,000	985,000
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	305,000	300,709
5.00%, 07/31/2027(a)	100,000	97,360
Wisconsin Public Service Corp., 2.85%, 12/01/2051	510,000	336,316
Total Utilities		43,084,234

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
CORPORATE BONDS - (continued)
TOTAL CORPORATE BONDS (Cost: $308,552,329)		$294,363,552

FOREIGN GOVERNMENT AGENCIES – 1.0%
CANADA - 0.6%
Export Development Canada
3.38%, 08/26/2025	$1,000,000	982,378
3.88%, 02/14/2028	1,800,000	1,788,395
Hydro-Quebec, 8.05%, 07/07/2024	1,000,000	1,012,458
Province of British Columbia Canada, 4.20%, 07/06/2033	1,085,000	1,073,520
Province of Quebec Canada
2.75%, 04/12/2027	1,000,000	954,882
1.90%, 04/21/2031	1,000,000	854,678
4.50%, 09/08/2033	1,000,000	1,011,967
Total Canada		7,678,278
FRANCE - 0.1%
Caisse d'Amortissement de la Dette Sociale, 4.88%, 09/19/2026(a)	1,000,000	1,016,067
JAPAN - 0.1%
Development Bank of Japan, Inc., 1.75%, 02/18/2025(a)	226,000	217,930
Japan Bank for International Cooperation, 4.38%, 10/05/2027	1,000,000	1,001,938
Total Japan		1,219,868
NETHERLANDS - 0.2%
BNG Bank NV, 3.50%, 05/19/2028(a)	1,000,000	975,853
Nederlandse Waterschapsbank NV, 4.00%, 06/01/2028(a)	1,500,000	1,492,766
Total Netherlands+		2,468,619
NORWAY - 0.0%(g)
Kommunalbanken AS, 2.13%, 02/11/2025(a)	500,000	485,219
SOUTH KOREA - 0.0%(g)
Korea National Oil Corp.
4.75%, 04/03/2026(a)	200,000	198,841
4.88%, 04/03/2028(a)	205,000	206,035
Total South Korea		404,876
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $13,465,420)		13,272,927

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
BERMUDA - 0.0%(g)
Bermuda Government International Bond, 2.38%, 08/20/2030(a)	200,000	171,178
CANADA - 0.1%
Canada Government International Bond, 2.88%, 04/28/2025	1,100,000	1,076,062
COLOMBIA - 0.1%
Colombia Government International Bond, 8.75%, 11/14/2053	1,000,000	1,149,255
INDONESIA - 0.0%(g)
Indonesia Government International Bond, 3.50%, 01/11/2028	280,000	268,425
ITALY - 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/2049	1,000,000	763,744
MEXICO - 0.0%(g)
Mexico Government International Bond, 4.28%, 08/14/2041	260,000	214,605
PANAMA - 0.0%(g)
Panama Government International Bond, 6.70%, 01/26/2036	100,000	98,920
PERU - 0.0%(g)
Peruvian Government International Bond, 2.78%, 01/23/2031	107,000	93,178
QATAR - 0.0%(g)
Qatar Government International Bond, 4.50%, 04/23/2028(a)	200,000	202,273

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - (continued)
ROMANIA - 0.0%(g)
Romanian Government International Bond, 6.00%, 05/25/2034(a)	$60,000	$60,302
SERBIA - 0.1%
Serbia International Bond, 2.13%, 12/01/2030(a)	370,000	296,000
UNITED ARAB EMIRATES - 0.0%(g)
Abu Dhabi Government International Bond, 3.13%, 10/11/2027(a)	250,000	239,930
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,732,322)		4,633,872

MUNICIPAL BONDS - 1.7%
ALASKA - 0.1%
City of Port Lions AK, 7.50%, 10/01/2052	1,510,000	1,585,563
ARIZONA - 0.1%
Arizona Industrial Development Authority, 3.25%, 07/01/2031 (Obligor: Kipp Nyc Public Chtr Schs)	750,000	654,334
CALIFORNIA - 0.4%
Bay Area Toll Authority, 6.26%, 04/01/2049	150,000	174,364
California Health Facilities Financing Authority, 4.35%, 06/01/2041	250,000	226,513
Chula Vista Municipal Financing Authority, 4.28%, 12/01/2048	1,000,000	853,363
City & County of San Francisco CA Community Facilities District No 2014-1, 3.48%, 09/01/2050	1,000,000	737,087
City of Los Angeles CA
3.50%, 09/01/2037	315,000	270,889
5.00%, 09/01/2042	1,000,000	977,324
Los Angeles Community College District/CA, 2.11%, 08/01/2032	770,000	638,486
State of California, 7.35%, 11/01/2039	275,000	334,012
Upper Santa Clara Valley Joint Powers Authority, 3.88%, 08/01/2048	500,000	416,356
Total California		4,628,394
CONNECTICUT - 0.1%
Connecticut Green Bank, 2.90%, 11/15/2035 (Obligor: Connecticut Lt & Pwr Co)	1,000,000	832,368
DISTRICT OF COLUMBIA - 0.1%
District of Columbia, 3.85%, 02/28/2025 (Obligor: Plenary Infrastructure Dc)	1,750,000	1,716,460
FLORIDA - 0.1%
Florida Development Finance Corp., 8.00%, 07/01/2057 (Obligor: Brightline Fl Holdings)(a)	1,000,000	1,020,766
HAWAII - 0.1%
State of Hawaii Department of Business Economic Development & Tourism, 3.24%, 01/01/2031	990,831	957,480
ILLINOIS - 0.0%(g)
Chicago Housing Authority, 4.36%, 01/01/2038	500,000	446,186
INDIANA - 0.0%(g)
City of Fort Wayne IN, 10.75%, 12/01/2029 (Obligor: Do Good Foods Ft Wayne Ob)	234,358	23
Indiana Finance Authority, 3.05%, 01/01/2051 (Obligor: E End Crossing Partners)	215,000	164,738
Total Indiana		164,761
MASSACHUSETTS - 0.1%
Massachusetts Housing Finance Agency, 5.56%, 12/01/2052	935,000	941,754
MICHIGAN - 0.1%
City of Detroit MI, 2.51%, 04/01/2025	650,000	616,266
MINNESOTA - 0.0%(g)
University of Minnesota, 4.05%, 04/01/2052	380,000	342,663
NEW JERSEY - 0.1%
Morris County Improvement Authority, 1.05%, 06/15/2026	200,000	184,361
New Jersey Economic Development Authority, 4.93%, 03/01/2025	750,000	747,772
New Jersey Turnpike Authority, 7.41%, 01/01/2040	300,000	373,792
Total New Jersey		1,305,925

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
MUNICIPAL BONDS - (continued)
NEW YORK - 0.4%
Freddie Mac Multifamily ML Certificates
1.88%, 07/25/2037	$965,748	$743,382
1.51%, 09/25/2037	9,865,000	1,034,944
Freddie Mac Multifamily Variable Rate Certificate
2.88%, 07/25/2036	975,446	859,612
3.15%, 10/15/2036	984,430	853,486
3.65%, 11/25/2038(a)	995,024	908,515
Metropolitan Transportation Authority, 5.18%, 11/15/2049	1,000,000	974,963
Total New York		5,374,902
OREGON - 0.0%(g)
Oregon State Business Development Commission, 6.50%, 04/01/2031 (Obligor: Red Rock Biofuels LLC)(a)(c)	500,000	50
PENNSYLVANIA - 0.0%(g)
Philadelphia Energy Authority (The), 5.39%, 11/01/2025	500,000	504,059
SOUTH DAKOTA - 0.0%(g)
South Dakota Housing Development Authority, 5.46%, 05/01/2053	295,000	296,429
VIRGINIA - 0.0%(g)
Fairfax County Economic Development Authority, 5.59%, 10/01/2024	500,000	502,011
TOTAL MUNICIPAL BONDS (Cost: $23,619,086)		21,890,371

SUPRANATIONAL BONDS - 1.3%
Arab Petroleum Investments Corp., 1.48%, 10/06/2026(a)	1,200,000	1,091,004
Asian Development Bank, 3.13%, 09/26/2028	1,500,000	1,442,936
Asian Infrastructure Investment Bank (The), 4.88%, 09/14/2026	1,000,000	1,016,475
Central American Bank for Economic Integration, 5.00%, 02/09/2026(a)	500,000	500,005
Council Of Europe Development Bank, 3.00%, 06/16/2025	1,000,000	976,794
European Investment Bank
2.38%, 05/24/2027	500,000	473,276
0.63%, 10/21/2027	700,000	616,582
3.25%, 11/15/2027	1,110,000	1,079,044
0.75%, 09/23/2030	1,000,000	811,189
Inter-American Development Bank, 1.13%, 07/20/2028	344,000	302,730
Inter-American Investment Corp., 2.63%, 04/22/2025	1,000,000	972,688
International Bank for Reconstruction & Development
3.13%, 11/20/2025	108,000	105,484
0.00%, 03/31/2027	1,000,000	925,538
0.75%, 11/24/2027	322,000	284,002
0.00%, 03/31/2028	1,000,000	995,048
International Finance Corp., 5.28% (SOFR + 0.09%), 04/03/2024(b)	1,348,000	1,348,362
International Finance Facility for Immunisation Co., 1.00%, 04/21/2026(h)	1,000,000	924,852
Kreditanstalt fuer Wiederaufbau
6.30% (SOFR + 1.00%), 02/12/2024(b)	800,000	800,806
0.75%, 09/30/2030	1,000,000	811,733
OPEC Fund for International Development (The), 4.50%, 01/26/2026(a)	1,000,000	994,069
TOTAL SUPRANATIONAL BONDS (Cost: $17,127,691)		16,472,617

U.S GOVERNMENT AGENCIES – 16.3%
Federal Home Loan Mortgage Corp.
Pool A97420, 4.00%, 03/01/2041	83,355	81,281
Pool C04420, 3.00%, 01/01/2043	427,184	393,700
Pool C09044, 3.50%, 07/01/2043	121,499	114,401
Pool C91967, 3.00%, 12/01/2037	211,855	196,622

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool G06784, 3.50%, 10/01/2041	$55,086	$52,369
Pool G07025, 5.00%, 02/01/2042	104,787	106,541
Pool G07028, 4.00%, 06/01/2042	148,713	144,860
Pool G08654, 3.50%, 07/01/2045	110,729	103,481
Pool G08658, 3.00%, 08/01/2045	185,460	169,761
Pool G08721, 3.00%, 09/01/2046	1,103,765	1,005,445
Pool G08741, 3.00%, 01/01/2047	636,100	577,141
Pool G08760, 3.00%, 04/01/2047	228,273	206,113
Pool G08768, 4.50%, 06/01/2047	187,433	185,652
Pool G08772, 4.50%, 07/01/2047	42,600	41,963
Pool G16015, 3.00%, 01/01/2032	130,056	124,847
Pool G16177, 2.00%, 01/01/2032	86,364	80,232
Pool G61713, 3.50%, 01/01/2045	170,987	160,857
Pool G67715, 4.50%, 08/01/2048	110,347	109,473
Pool Q12052, 3.50%, 10/01/2042	270,415	255,737
Pool Q49494, 4.50%, 07/01/2047	45,045	44,606
Pool Q52081, 3.50%, 11/01/2047	130,031	121,517
Pool QA7234, 3.00%, 02/01/2050	322,379	288,368
Pool QC0039, 2.50%, 03/01/2051	264,568	228,418
Pool QC9556, 2.50%, 10/01/2051	310,884	267,608
Pool QD1349, 3.50%, 11/01/2051	440,589	409,776
Pool QE0375, 4.00%, 04/01/2052	427,862	409,036
Pool QE5182, 4.50%, 06/01/2052	349,294	338,696
Pool QE5382, 4.50%, 07/01/2052	341,642	331,276
Pool RA5714, 2.00%, 03/01/2052	1,745,949	1,445,276
Pool RA6766, 2.50%, 02/01/2052	1,421,787	1,221,320
Pool RA7211, 4.00%, 04/01/2052	531,854	503,102
Pool RA7402, 3.50%, 05/01/2052	2,236,397	2,059,229
Pool RA9629, 5.50%, 08/01/2053	1,298,655	1,304,206
Pool SB8062, 2.50%, 09/01/2035	436,748	404,791
Pool SB8189, 4.00%, 11/01/2037	1,414,883	1,388,977
Pool SB8261, 5.50%, 10/01/2038	1,228,716	1,246,268
Pool SD0922, 2.50%, 03/01/2052	243,437	209,092
Pool SD1059, 3.50%, 06/01/2052	1,450,212	1,334,777
Pool SD7551, 3.00%, 01/01/2052	1,285,044	1,152,124
Pool SD8016, 3.00%, 10/01/2049	57,644	51,634
Pool SD8090, 2.00%, 09/01/2050	2,286,287	1,880,781
Pool SD8104, 1.50%, 11/01/2050	405,227	316,137
Pool SD8128, 2.00%, 02/01/2051	3,344,931	2,746,441
Pool SD8135, 2.50%, 03/01/2051	9,431,453	8,074,185
Pool SD8141, 2.50%, 04/01/2051	2,401,836	2,050,492
Pool SD8142, 3.00%, 04/01/2051	2,686,470	2,383,770
Pool SD8155, 2.00%, 07/01/2051	2,734,832	2,240,805
Pool SD8214, 3.50%, 05/01/2052	3,230,923	2,964,390
Pool SD8233, 5.00%, 07/01/2052	1,896,601	1,878,778
Pool SD8237, 4.00%, 08/01/2052	4,364,445	4,128,134
Pool SD8244, 4.00%, 09/01/2052	1,031,252	975,388
Pool SD8246, 5.00%, 09/01/2052	2,773,715	2,746,379
Pool U90490, 4.00%, 06/01/2042	3,236	3,144
Pool U99175, 4.50%, 06/01/2047	23,327	23,100
Pool V83956, 4.50%, 02/01/2048	101,323	100,084
Pool ZK5708, 2.50%, 06/01/2028	41,617	39,965
Pool ZM2486, 3.50%, 01/01/2047	140,421	129,652

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal Home Loan Mortgage Corp. (continued)
Pool ZT0536, 3.50%, 03/01/2048	$571,628	$535,046
Federal National Mortgage Association
Pool 310210, 4.00%, 05/01/2044	2,285,978	2,203,847
Pool AB2459, 4.00%, 03/01/2041	219,173	213,739
Pool AB6832, 3.50%, 11/01/2042	212,196	200,223
Pool AE0481, 5.00%, 09/01/2040	87,361	88,778
Pool AE1761, 4.00%, 09/01/2040	123,678	120,612
Pool AE3049, 4.50%, 09/01/2040	116,594	116,443
Pool AH3384, 3.50%, 01/01/2041	162,347	154,134
Pool AL0028, 5.00%, 02/01/2041	67,617	68,713
Pool AL0054, 4.50%, 02/01/2041	222,251	221,964
Pool AL7343, 5.50%, 02/01/2042	37,036	38,143
Pool AL8858, 4.00%, 07/01/2046	201,504	194,325
Pool AL9072, 5.00%, 07/01/2044	165,694	170,515
Pool AO7352, 3.50%, 08/01/2042	129,648	122,521
Pool AS0212, 3.50%, 08/01/2043	94,314	88,602
Pool AS4952, 3.00%, 05/01/2030	91,804	88,263
Pool AS6311, 3.50%, 12/01/2045	147,361	137,530
Pool AS7051, 2.50%, 04/01/2031	287,505	271,724
Pool AS7568, 4.50%, 07/01/2046	82,576	81,892
Pool AS7660, 2.50%, 08/01/2046	448,437	390,364
Pool AS7742, 3.50%, 08/01/2046	164,092	153,994
Pool AS7847, 3.00%, 09/01/2046	106,556	96,857
Pool AS7877, 2.50%, 09/01/2046	38,492	33,404
Pool AS8073, 2.50%, 10/01/2046	113,144	97,779
Pool AS8299, 3.00%, 11/01/2046	163,982	149,054
Pool AS8583, 3.50%, 01/01/2047	89,745	83,756
Pool AS8960, 4.00%, 03/01/2047	110,529	106,048
Pool AT2725, 3.00%, 05/01/2043	317,206	291,533
Pool AX7677, 3.50%, 01/01/2045	9,791	9,180
Pool BA3907, 3.50%, 12/01/2045	207,880	194,012
Pool BC0769, 4.00%, 12/01/2045	246,063	237,222
Pool BC9096, 3.50%, 12/01/2046	77,773	72,801
Pool BM1278, 3.00%, 05/01/2032	312,167	297,918
Pool BM3148, 4.50%, 11/01/2047	36,812	36,423
Pool BM3881, 4.50%, 05/01/2048	75,627	74,618
Pool BM3904, 5.00%, 05/01/2048	39,718	39,945
Pool BM4012, 4.50%, 05/01/2048	55,400	54,644
Pool BM4716, 3.50%, 12/01/2030	24,662	24,036
Pool BM5261, 4.00%, 01/01/2048	184,519	177,792
Pool BM5654, 3.50%, 06/01/2048	142,261	132,766
Pool BM5839, 3.50%, 11/01/2047	4,506	4,227
Pool BM6038, 4.00%, 01/01/2045	9,376	9,097
Pool BP2403, 3.50%, 04/01/2050	1,064,787	983,203
Pool BP6618, 2.50%, 08/01/2050	572,664	489,954
Pool BT0267, 3.00%, 09/01/2051	302,723	271,610
Pool BU8763, 3.00%, 04/01/2052	454,961	403,307
Pool BV2540, 4.50%, 06/01/2052	163,273	158,319
Pool BW3382, 4.50%, 07/01/2052	148,357	143,855
Pool CA0549, 4.00%, 10/01/2047	61,167	58,944
Pool CA1020, 4.50%, 01/01/2048	106,276	104,925
Pool CA1210, 4.50%, 02/01/2048	18,528	18,293
Pool CA5083, 3.50%, 01/01/2035	94,967	92,998

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal National Mortgage Association (continued)
Pool CA6414, 3.00%, 07/01/2050	$3,779,718	$3,400,996
Pool CB2095, 3.00%, 11/01/2051	4,363,182	3,858,767
Pool CB2804, 2.50%, 02/01/2052	883,926	757,377
Pool CB3599, 3.50%, 05/01/2052	493,527	454,465
Pool CB3715, 3.50%, 06/01/2037	852,468	823,461
Pool CB3905, 3.50%, 06/01/2052	511,810	469,589
Pool FM1001, 3.50%, 11/01/2048	184,912	172,571
Pool FM1361, 3.50%, 12/01/2046	90,278	85,338
Pool FM2309, 3.50%, 03/01/2049	159,834	149,167
Pool FM3664, 4.00%, 03/01/2049	1,137,282	1,094,289
Pool FM4216, 3.50%, 06/01/2049	66,074	61,664
Pool FM4962, 3.00%, 02/01/2047	970,316	891,877
Pool FM6272, 2.50%, 02/01/2051	203,255	175,879
Pool FM6687, 2.50%, 04/01/2051	329,996	284,907
Pool FM8325, 2.50%, 07/01/2035	851,506	800,569
Pool FM8422, 2.50%, 08/01/2051	911,173	776,221
Pool FS0522, 2.50%, 02/01/2052	673,717	578,745
Pool FS0548, 2.50%, 02/01/2052	2,185,785	1,870,507
Pool FS0759, 3.50%, 02/01/2052	883,709	821,708
Pool FS1228, 3.00%, 03/01/2052	450,089	400,482
Pool FS1533, 3.00%, 04/01/2052	391,687	349,252
Pool FS1535, 3.00%, 04/01/2052	102,628	91,288
Pool FS1893, 2.00%, 01/01/2052	44,987	37,394
Pool FS5179, 5.00%, 06/01/2053	547,512	545,510
Pool MA1178, 4.00%, 09/01/2042	23,462	22,764
Pool MA1221, 4.50%, 09/01/2042	2,084	2,061
Pool MA1439, 2.50%, 05/01/2043	191,488	168,593
Pool MA1711, 4.50%, 12/01/2043	11,868	11,735
Pool MA2806, 3.00%, 11/01/2046	191,897	174,298
Pool MA2863, 3.00%, 01/01/2047	192,870	174,903
Pool MA2959, 3.50%, 04/01/2047	267,829	249,415
Pool MA3076, 2.50%, 07/01/2032	220,509	207,317
Pool MA3114, 2.50%, 08/01/2032	237,561	223,349
Pool MA3120, 3.50%, 09/01/2047	121,688	113,566
Pool MA3121, 4.00%, 09/01/2047	141,756	136,288
Pool MA3124, 2.50%, 09/01/2032	231,882	217,724
Pool MA3155, 3.00%, 10/01/2032	235,856	225,240
Pool MA3182, 3.50%, 11/01/2047	37,553	35,047
Pool MA3211, 4.00%, 12/01/2047	87,738	84,720
Pool MA3307, 4.50%, 03/01/2048	63,260	62,436
Pool MA3333, 4.00%, 04/01/2048	64,027	61,653
Pool MA3383, 3.50%, 06/01/2048	135,893	126,822
Pool MA3871, 3.00%, 12/01/2049	308,022	275,757
Pool MA3937, 3.00%, 02/01/2050	769,685	688,583
Pool MA4017, 3.00%, 05/01/2040	195,080	179,814
Pool MA4027, 3.50%, 05/01/2040	67,010	64,143
Pool MA4119, 2.00%, 09/01/2050	2,886,467	2,373,896
Pool MA4156, 2.50%, 10/01/2035	1,384,949	1,275,014
Pool MA4157, 1.50%, 10/01/2050	375,331	292,831
Pool MA4158, 2.00%, 10/01/2050	1,460,792	1,201,610
Pool MA4159, 2.50%, 10/01/2050	293,635	251,317
Pool MA4182, 2.00%, 11/01/2050	370,316	304,613
Pool MA4204, 2.00%, 12/01/2040	464,467	399,841

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Federal National Mortgage Association (continued)
Pool MA4209, 1.50%, 12/01/2050	$1,712,474	$1,336,051
Pool MA4236, 1.50%, 01/01/2051	488,638	382,135
Pool MA4237, 2.00%, 01/01/2051	381,883	313,930
Pool MA4255, 2.00%, 02/01/2051	416,587	342,135
Pool MA4268, 2.00%, 02/01/2041	387,518	333,596
Pool MA4302, 1.50%, 04/01/2036	233,292	204,145
Pool MA4305, 2.00%, 04/01/2051	1,722,535	1,414,235
Pool MA4306, 2.50%, 04/01/2051	1,470,966	1,258,964
Pool MA4325, 2.00%, 05/01/2051	6,064,896	4,974,386
Pool MA4328, 1.50%, 05/01/2036	285,500	248,344
Pool MA4329, 2.00%, 05/01/2036	453,313	408,656
Pool MA4333, 2.00%, 05/01/2041	781,855	670,163
Pool MA4355, 2.00%, 06/01/2051	4,287,381	3,514,685
Pool MA4359, 1.50%, 06/01/2036	299,315	260,979
Pool MA4377, 1.50%, 07/01/2051	583,080	455,084
Pool MA4378, 2.00%, 07/01/2051	625,300	512,473
Pool MA4382, 1.50%, 07/01/2036	1,092,446	951,866
Pool MA4497, 2.00%, 12/01/2036	1,437,377	1,288,206
Pool MA4565, 3.50%, 03/01/2052	1,419,016	1,308,450
Pool MA4600, 3.50%, 05/01/2052	808,037	741,431
Pool MA4626, 4.00%, 06/01/2052	445,594	421,494
Pool MA4644, 4.00%, 05/01/2052	1,513,682	1,431,818
Pool MA4655, 4.00%, 07/01/2052	1,154,431	1,092,667
Pool MA4684, 4.50%, 06/01/2052	2,631,757	2,551,903
Pool MA4700, 4.00%, 08/01/2052	3,766,778	3,562,853
Pool MA4701, 4.50%, 08/01/2052	3,041,249	2,948,970
Pool MA4709, 5.00%, 07/01/2052	767,143	759,230
Pool MA4732, 4.00%, 09/01/2052	2,384,864	2,255,751
Pool MA4733, 4.50%, 09/01/2052	9,337,418	9,054,097
Pool MA4737, 5.00%, 08/01/2052	1,160,171	1,149,273
Pool MA4761, 5.00%, 09/01/2052	190,094	188,133
Pool MA4783, 4.00%, 10/01/2052	6,268,587	5,929,057
Pool MA4785, 5.00%, 10/01/2052	4,964,583	4,917,928
Pool MA4805, 4.50%, 11/01/2052	3,091,700	2,997,890
Pool MA4842, 5.50%, 12/01/2052	570,521	573,959
Pool MA4903, 5.50%, 01/01/2038	1,000,007	1,014,701
Pool MA4918, 5.00%, 02/01/2053	1,872,449	1,852,430
Pool MA4919, 5.50%, 02/01/2053	986,463	990,786
Pool MA4942, 6.00%, 03/01/2053	1,234,818	1,253,789
Pool MA5011, 6.00%, 05/01/2053	1,870,375	1,899,111
Pool MA5039, 5.50%, 06/01/2053	2,784,474	2,795,731
Pool MA5106, 5.00%, 08/01/2053	9,738	9,634
Pool MA5165, 5.50%, 10/01/2053	2,246,812	2,256,098
Ginnie Mae I Pool, Pool BU5340, 3.00%, 04/15/2050	180,562	161,179
Ginnie Mae II Pool
Pool 4540, 4.50%, 09/20/2039	70,358	70,444
Pool 4853, 4.00%, 11/20/2040	68,135	66,783
Pool 5115, 4.50%, 07/20/2041	40,599	40,607
Pool 5304, 3.50%, 02/20/2042	139,101	131,936
Pool 785163, 3.50%, 10/20/2050	60,459	56,568
Pool 785559, 3.00%, 07/20/2051	242,505	220,459
Pool BX3679, 3.00%, 08/20/2050	253,818	230,876
Pool BX3680, 3.00%, 08/20/2050	355,049	322,763

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Ginnie Mae II Pool (continued)
Pool BX3681, 3.00%, 08/20/2050	$222,198	$201,925
Pool BY0325, 2.50%, 10/20/2050	1,279,121	1,099,169
Pool BY0330, 3.00%, 10/20/2050	119,855	108,781
Pool BY0331, 3.00%, 10/20/2050	237,797	215,730
Pool BY0338, 3.50%, 08/20/2050	143,656	134,586
Pool BY0339, 3.50%, 08/20/2050	146,671	137,889
Pool BY0340, 3.50%, 08/20/2050	166,675	155,890
Pool MA0220, 3.50%, 07/20/2042	202,627	192,316
Pool MA0534, 3.50%, 11/20/2042	91,942	87,301
Pool MA0624, 3.00%, 12/20/2042	169,231	155,952
Pool MA2964, 5.00%, 07/20/2045	102,376	104,274
Pool MA3034, 3.50%, 08/20/2045	35,555	33,564
Pool MA3105, 3.50%, 09/20/2045	35,403	33,451
Pool MA3309, 3.00%, 12/20/2045	51,875	47,746
Pool MA3455, 4.00%, 02/20/2046	141,308	137,284
Pool MA3522, 4.00%, 03/20/2046	53,568	52,074
Pool MA3597, 3.50%, 04/20/2046	50,805	47,902
Pool MA3936, 3.00%, 09/20/2046	75,871	69,697
Pool MA4003, 3.00%, 10/20/2046	158,234	145,323
Pool MA4125, 2.50%, 12/20/2046	74,880	66,292
Pool MA4127, 3.50%, 12/20/2046	287,533	270,971
Pool MA4261, 3.00%, 02/20/2047	184,840	169,677
Pool MA4264, 4.50%, 02/20/2047	24,719	24,664
Pool MA4381, 3.00%, 04/20/2047	124,978	114,703
Pool MA4452, 4.00%, 05/20/2047	77,063	74,487
Pool MA4653, 4.00%, 08/20/2047	39,871	38,527
Pool MA4654, 4.50%, 08/20/2047	38,047	37,703
Pool MA4720, 4.00%, 09/20/2047	596,952	576,311
Pool MA4837, 3.50%, 11/20/2047	95,324	89,754
Pool MA4899, 3.00%, 12/20/2047	55,857	51,139
Pool MA4961, 3.00%, 01/20/2048	115,608	106,032
Pool MA4962, 3.50%, 01/20/2048	98,205	92,450
Pool MA4964, 4.50%, 01/20/2048	118,559	117,304
Pool MA5079, 4.50%, 03/20/2048	23,624	23,385
Pool MA5331, 4.50%, 07/20/2048	47,283	46,726
Pool MA5594, 3.50%, 11/20/2048	392,143	368,989
Pool MA5987, 4.50%, 06/20/2049	132,986	130,873
Pool MA6153, 3.00%, 09/20/2049	89,861	82,009
Pool MA6338, 3.00%, 12/20/2049	180,363	164,545
Pool MA6409, 3.00%, 01/20/2050	418,005	381,304
Pool MA7254, 2.00%, 03/20/2051	357,658	302,875
Pool MA7367, 2.50%, 05/20/2051	4,325,867	3,786,360
Pool MA7471, 2.00%, 07/20/2051	436,397	369,545
Pool MA7534, 2.50%, 08/20/2051	320,589	280,350
Pool MA7648, 2.00%, 10/20/2051	184,879	156,502
Pool MA7767, 2.50%, 12/20/2051	2,125,912	1,859,026
Pool MA7768, 3.00%, 12/20/2051	464,058	420,040
Pool MA7829, 3.50%, 01/20/2052	892,912	831,014
Pool MA8042, 2.50%, 05/20/2052	1,339,101	1,170,604
Pool MA8043, 3.00%, 05/20/2052	609,138	551,315
Pool MA8149, 3.50%, 07/20/2052	1,812,324	1,686,672
Pool MA8267, 4.00%, 09/20/2052	4,908,957	4,683,933
Pool MA8428, 5.00%, 11/20/2052	638,116	633,617

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - (continued)
Ginnie Mae II Pool (continued)
Pool MA8487, 3.50%, 12/20/2052	$2,543,311	$2,366,985
Pool MA8489, 4.50%, 12/20/2052	1,677,983	1,637,743
Pool MA8646, 4.50%, 02/20/2053	1,915,576	1,869,439
Pool MA8647, 5.00%, 02/20/2053	1,973,645	1,961,170
Pool MA9101, 3.00%, 08/20/2053	3,380,937	3,059,997
United States of America
2.63%, 09/06/2024	1,000,000	983,780
0.63%, 04/22/2025	1,000,000	950,780
2.87%, 08/01/2027	1,000,000	946,243
1.65%, 04/15/2028	1,000,000	906,492
1.05%, 10/15/2029	710,755	647,448
0.88%, 08/05/2030	1,265,000	1,030,879
0.00%, 03/17/2031	260,000	190,648
1.50%, 09/15/2031	145,000	120,102
3.43%, 06/01/2033	917,270	869,822
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $212,573,174)		205,310,375

U.S. GOVERNMENT OBLIGATIONS - 10.7%
U.S. Treasury Inflation Indexed Bonds, 0.63%, 01/15/2024	824,131	821,942
U.S. Treasury Bonds
1.88%, 02/15/2041	350,000	251,631
2.25%, 05/15/2041	6,225,000	4,741,456
1.75%, 08/15/2041	1,233,000	857,513
2.38%, 02/15/2042	9,270,000	7,112,552
2.75%, 11/15/2042	525,000	424,532
4.00%, 11/15/2042	200,000	194,367
3.88%, 05/15/2043	2,552,000	2,432,774
2.88%, 05/15/2043	4,650,000	3,817,178
4.75%, 11/15/2043	14,403,000	15,449,467
3.38%, 11/15/2048	4,505,000	3,925,333
2.25%, 08/15/2049	6,345,000	4,430,099
2.00%, 02/15/2050	3,730,000	2,454,369
2.00%, 08/15/2051	62,000	40,486
2.25%, 02/15/2052	960,000	665,475
4.00%, 11/15/2052	184,000	181,542
3.63%, 02/15/2053	2,747,000	2,536,683
3.63%, 05/15/2053	31,000	28,660
4.13%, 08/15/2053	14,542,000	14,698,780
U.S. Treasury Notes
2.50%, 04/30/2024	180,000	178,355
4.38%, 10/31/2024	10,825,000	10,778,909
3.88%, 04/30/2025	4,500,000	4,459,570
4.88%, 11/30/2025	3,116,000	3,148,255
4.38%, 12/15/2026	4,940,000	4,988,242
0.50%, 10/31/2027	2,755,000	2,421,925
4.13%, 10/31/2027	320,000	322,013
4.00%, 06/30/2028	125,000	125,591
4.38%, 08/31/2028	90,000	91,927
1.13%, 08/31/2028	1,000,000	882,891
4.38%, 11/30/2028	5,316,000	5,439,763

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - (continued)
U.S. Treasury Notes (continued)
2.88%, 04/30/2029	$4,260,000	$4,052,159
4.00%, 10/31/2029	320,000	321,488
3.88%, 12/31/2029	5,000,000	4,991,211
3.75%, 05/31/2030	41,000	40,636
3.75%, 06/30/2030	167,000	165,500
4.38%, 11/30/2030	3,631,000	3,733,689
1.88%, 02/15/2032	177,000	152,172
2.88%, 05/15/2032	67,000	62,085
2.75%, 08/15/2032	212,000	194,146
3.38%, 05/15/2033	183,000	175,623
3.88%, 08/15/2033	32,000	31,960
4.50%, 11/15/2033	15,764,000	16,549,736
U.S. Treasury STRIP Coupon
0.00%, 05/15/2040	115,000	57,056
0.00%, 11/15/2040	1,280,000	616,787
0.00%, 02/15/2041	1,005,000	478,715
0.00%, 05/15/2041	6,840,000	3,211,084
0.00%, 08/15/2041	205,000	94,920
0.00%, 02/15/2042	90,000	40,676
0.00%, 05/15/2042	80,000	35,658
0.00%, 11/15/2042	820,000	356,735
0.00%, 02/15/2043	315,000	135,347
0.00%, 08/15/2043	480,000	201,943
0.00%, 11/15/2043	370,000	153,957
0.00%, 02/15/2044	1,020,000	419,383
0.00%, 05/15/2044	205,000	83,527
0.00%, 08/15/2044	975,000	392,596
0.00%, 11/15/2044	490,000	195,159
0.00%, 02/15/2045	265,000	104,446
0.00%, 11/15/2045	560,000	214,197
0.00%, 02/15/2046	405,000	153,301
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $136,855,130)		135,318,172

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 14.7%
iShares Core U.S. Aggregate Bond ETF (Cost: $179,093,926)	1,867,739	185,373,096

COMMON STOCKS - 0.0%(g)
DIVERSIFIED FINANCIAL SERVICES - 0.0%(g)
Bruin Blocker LLC (Cost $3,930)	4,367	0

MUTUAL FUNDS - 7.4%
BrandywineGLOBAL High Yield Fund	3,449,016	34,938,537
MainStay MacKay High Yield Corporate Bond Fund	11,228,718	57,827,898
TOTAL MUTUAL FUNDS (Cost: $93,873,827)		92,766,435

PFM Multi-Manager Fixed-Income Fund
Schedule of Investments
December 31, 2023 (unaudited)

Investments	Shares	Value
PREFERRED STOCKS - 0.1%
FINANCIAL - 0.1%
Gladstone Investment Corp., 4.88%, 11/01/2028 (Cost: $1,830,000)	73,200	$1,712,148

SHORT-TERM INVESTMENTS - 0.7%
BlackRock Liquidity FedFund – Institutional Class, 5.26%(i) (Cost: $9,326,696)	9,326,696	9,326,696

TOTAL INVESTMENTS - 99.2% (Cost: $1,283,845,141)		1,250,719,392
OTHER ASSETS AND LIABILITIES, NET - 0.8%		10,153,169
NET ASSETS - 100.0%		$1,260,872,561

(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2023, the value of these securities was $282,203,866, representing 22.4% of net assets.

(b)
Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published referenced rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security is currently in default.
(d)	Perpetual floating rate security. Date shown reflects the next reset date.
(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate shown as of December 31, 2023. Maturity date shown is the final maturity.
(f)	Interest only security.
(g)	Amount is less than 0.05%.
(h)
Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At December 31, 2023, the value of these securities was $924,852, representing 0.1% of net assets.

(i)	The rate shown is the annualized seven-day yield at December 31, 2023
ABS	Asset Backed Securities
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Funding Rate
REIT	Real Estate Investment Trust

PFM Multi-Manager Fixed-Income Fund
Schedule of Open Futures Contracts
December 31, 2023 (unaudited)

Futures contracts open at December 31, 2023:
Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 4.5%
U.S. Treasury 10-Year Notes	Long	142,000	03/19/2024	$16,030,469	$370,539
U.S. Treasury 2-Year Notes	Long	212,000	03/28/2024	21,826,891	221,876
U.S. Treasury 5-Year Notes	Long	90,000	03/28/2024	9,789,609	211,873
U.S. Treasury Ultra Bonds	Long	69,000	03/19/2024	9,217,969	759,329
Total				$56,864,938	$1,563,617

CONTRACTS SOLD - (0.2)%
U.S. Treasury Long-Term Bonds	Short	(17,000)	03/19/2024	$(2,123,937)	$(170,820)

PFM Multi-Manager Fixed-Income Fund
Schedule of Open Interest Swap Contracts
December 31, 2023 (unaudited)

Swap contracts open at December 31, 2023:

Centrally Cleared Interest Rate Swap Agreements

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/(Depreciation)
4.699%	12M SOFR	09/25/2026	$515	$(11,507)	$87	$(11,594)

PFM Multi-Manager Fixed-Income Fund
Schedule of Open Credit Default Swap Contracts
December 31, 2023 (unaudited)

Centrally Cleared Credit Default Swap Agreements

Reference Obligations/Index	Financing Rate Received / (Paid) by the Fund	Credit Spread at December 31, 2023	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/(Depreciation)
CDX.NA.HY.41	(5.000)%	3.588%	12/20/2028	$3,643.2	$210,393	$18,598	$191,795

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2023:

PFM Multi-Manager Fixed-Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$–	$150,658,941	$–	$150,658,941
Bank Loans*	–	1,777,056	–	1,777,056
Commercial Mortgage-Backed Securities	–	117,843,134	–	117,843,134
Corporate Bonds*	–	294,363,552	–	294,363,552
Foreign Government Agencies*	–	13,272,927	–	13,272,927
Foreign Government Obligations*	–	4,633,872	–	4,633,872
Municipal Bonds*	–	21,890,371	–	21,890,371
Supranational Bonds	–	16,472,617	–	16,472,617
U.S. Government Agencies	–	205,310,375	–	205,310,375
U.S. Government Obligations	–	135,318,172	–	135,318,172
Exchange-Traded Fund	185,373,096	–	–	185,373,096
Common Stocks*	–	–	–	–
Mutual Funds	92,766,435	–	–	92,766,435
Preferred Stock*	1,712,148	–	–	1,712,148
Short-Term Investments
Money Market Fund	9,326,696	–	–	9,326,696
Total Investments	$289,178,375	$961,541,017	$–	$1,250,719,392
Other Financial Instruments(a)
Credit Default Swap Agreements	$–	$191,795	$–	$191,795
Futures Contracts	1,563,617	–	–	1,563,617
Total – Other Financial Instruments	$1,563,617	$191,795	$–	$1,755,412
Liabilities:
Other Financial Instruments(a)
Futures Contracts	$(170,820)	$–	$–	$(170,820)
Interest Rate Swap Agreements	–	(11,594)	–	(11,594)
Total – Other Financial Instruments	$(170,820)	$(11,594)	$–	$(182,414)

(a) Futures Contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) of the instrument.

* See Schedule of Investments for additional detailed categorizations.

PFM Multi-Manager Series Trust
Notes to Schedule of Investments
December 31, 2023 (unaudited)

Organization

PFM Multi-Manager Series Trust (the Trust) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the Domestic Equity Fund), PFM Multi-Manager International Equity Fund (the International Equity Fund) and PFM Multi-Manager Fixed-Income Fund (the Fixed-Income Fund) (each a Fund and, collectively, the Funds). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of June 30, 2023, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –
Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund's own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2023, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Adviser, PFM Asset Management LLC (PFMAM or, the Adviser), as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act and as such the Adviser performs day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (VC) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Adviser’s valuation policies and procedures. Among other things, these procedures allow the Adviser to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Adviser may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Adviser may value foreign securities using fair value prices based on third-party vendor modeling tools.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap Contracts

Swap contracts are marked-to-market daily using third-party pricing vendor quotations, or counterparty or clearinghouse prices, and the change in value, if any, is recorded as an unrealized gain or loss. Interest rate swaps are valued by pricing vendors who utilize matrix pricing which considers a discounted cash flow model based on the terms of the contract, including the notional amount and contract maturity, and multiple inputs, including, where applicable, yield curves, prepayment rates, and currency exchange rates, or by counterparty or clearinghouse supplied prices. Interest rate swaps are generally categorized in Level 2 of the fair value hierarchy. Credit default swaps are valued by pricing vendors who utilize matrix pricing which considers the terms of the contract, including the notional amount and contract maturity, and multiple inputs including yield curves, recovery rates, and credit spreads, or by counterparty or clearinghouse-supplied prices. Credit default swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Upon entering into a swap contract, the Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty, or in some cases, segregated in a triparty account on behalf of the counterparty, which can be adjusted by any mark-to-market gains or losses pursuant to the contract. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.